UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-3091

Name of Fund: FAM Series Funds, Inc.
              Mercury Balanced Capital Strategy Portfolio
              Mercury Core Bond Strategy Portfolio
              Mercury Fundamental Growth Strategy Portfolio
              Mercury Global Allocation Strategy Portfolio
              High Yield Portfolio
              Intermediate Government Bond Portfolio
              Large Cap Core Strategy Portfolio
              Money Reserve Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, FAM Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Shares
Industry                                          Held     Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.9%                     300,000     Honeywell International, Inc.                               $ 12,831,000
                                                50,000     Northrop Grumman Corp.                                         3,414,500
                                               165,000     Raytheon Co.                                                   7,563,600
                                               160,000     United Technologies Corp.                                      9,275,200
                                                                                                                       ------------
                                                                                                                         33,084,300
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                              62,500     Harley-Davidson, Inc.                                          3,242,500
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.5%                               150,000     Anheuser-Busch Cos., Inc.                                      6,415,500
                                               300,000     Coca-Cola Enterprises, Inc.                                    6,102,000
                                                                                                                       ------------
                                                                                                                         12,517,500
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.1%                       300,000     Masco Corp.                                                    9,747,000
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.4%                         265,000     Mellon Financial Corp.                                         9,434,000
                                               180,000     Morgan Stanley                                                11,307,600
                                                                                                                       ------------
                                                                                                                         20,741,600
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                               200,000     E.I. du Pont de Nemours & Co. (l)                              8,442,000
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.8%                        165,000     PNC Financial Services Group, Inc.                            11,106,150
                                               200,000     Wells Fargo & Co.                                             12,774,000
                                                                                                                       ------------
                                                                                                                         23,880,150
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.2%                600,000     Cisco Systems, Inc. (a)                                       13,002,000
                                               167,100     CommScope, Inc. (a)                                            4,770,705
                                                70,000     Juniper Networks, Inc. (a)                                     1,338,400
                                                                                                                       ------------
                                                                                                                         19,111,105
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.0%                 200,000     Hewlett-Packard Co.                                            6,580,000
                                               125,000     International Business Machines Corp.                         10,308,750
                                                                                                                       ------------
                                                                                                                         16,888,750
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.3%          235,000     Citigroup, Inc.                                               11,101,400
                                               205,000     JPMorgan Chase & Co.                                           8,536,200
                                                                                                                       ------------
                                                                                                                         19,637,600
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                  275,000     Verizon Communications, Inc.                                   9,366,500
Services - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.3%             100,000     GlobalSantaFe Corp.                                            6,075,000
                                                42,500     Schlumberger Ltd.                                              5,379,225
                                               170,000     Weatherford International Ltd. (a)(l)                          7,777,500
                                                                                                                       ------------
                                                                                                                         19,231,725
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 3.9%                           225,000     Cadbury Schweppes Plc                                          9,000,000
                                               100,000     General Mills, Inc.                                            5,068,000
                                                40,000     Nestle SA Registered Shares                                   11,845,277
                                               100,000     Unilever NV (b)                                                6,922,000
                                                                                                                       ------------
                                                                                                                         32,835,277
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                        300,000     Baxter International, Inc.                                    11,643,000
Supplies - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                        150,000     AmerisourceBergen Corp.                                        7,240,500
Services - 1.5%                                130,000     HCA, Inc.                                                      5,952,700
                                                                                                                       ------------
                                                                                                                         13,193,200
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.2%           300,000     McDonald's Corp.                                              10,308,000
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.4%                      200,000     Kimberly-Clark Corp.                                          11,560,000
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                             300,000     Accenture Ltd. Class A                                         9,021,000
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.2%                 60,000     3M Co.                                                         4,541,400
                                               375,000     General Electric Co.                                          13,042,500
                                               105,000     Textron, Inc.                                                  9,805,950
                                               325,000     Tyco International Ltd.                                        8,736,000
                                                                                                                       ------------
                                                                                                                         36,125,850
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Shares
Industry                                          Held     Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.2%                               215,000     ACE Ltd.                                                    $ 11,182,150
                                               175,000     American International Group, Inc.                            11,565,750
                                               125,000     Endurance Specialty Holdings Ltd.                              4,068,750
                                               200,000     Genworth Financial, Inc. Class A                               6,686,000
                                               100,000     Prudential Financial, Inc.                                     7,581,000
                                                74,100     RenaissanceRe Holdings Ltd.                                    3,232,242
                                                                                                                       ------------
                                                                                                                         44,315,892
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.1%                               200,000     Dover Corp.                                                    9,712,000
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.2%                                   100,000     CBS Corp. Class B                                              2,398,000
                                               190,000     Comcast Corp. Special Class A (a)                              4,962,800
                                               335,000     Interpublic Group of Cos., Inc. (a)                            3,202,600
                                                85,000     Viacom, Inc. Class B (a)                                       3,298,000
                                               175,000     Walt Disney Co.                                                4,880,750
                                                                                                                       ------------
                                                                                                                         18,742,150
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.5%                         205,000     Alcoa, Inc.                                                    6,264,800
                                               105,000     United States Steel Corp.                                      6,371,400
                                                                                                                       ------------
                                                                                                                         12,636,200
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.6%             150,000     Devon Energy Corp.                                             9,175,500
                                               200,000     EnCana Corp.                                                   9,346,000
                                                80,000     Exxon Mobil Corp.                                              4,868,800
                                               225,000     Murphy Oil Corp.                                              11,209,500
                                                35,000     Total SA (b)                                                   4,610,550
                                                                                                                       ------------
                                                                                                                         39,210,350
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 1.8%                 300,000     International Paper Co.                                       10,371,000
                                                65,000     Weyerhaeuser Co.                                               4,707,950
                                                                                                                       ------------
                                                                                                                         15,078,950
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.1%                         160,000     GlaxoSmithKline Plc (b)                                        8,369,600
                                               305,000     Schering-Plough Corp.                                          5,791,950
                                               255,000     Wyeth                                                         12,372,600
                                                                                                                       ------------
                                                                                                                         26,534,150
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                 350,000     Applied Materials, Inc. (l)                                    6,128,500
Equipment - 1.1%                               105,000     Intersil Corp. Class A                                         3,036,600
                                                                                                                       ------------
                                                                                                                          9,165,100
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.9%                                100,000     Electronic Arts, Inc. (a)                                      5,472,000
                                               475,000     Microsoft Corp.                                               12,924,750
                                               365,000     Symantec Corp. (a)                                             6,142,950
                                                                                                                       ------------
                                                                                                                         24,539,700
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.4%                        325,000     Limited Brands                                                 7,949,500
                                               110,000     Office Depot, Inc. (a)                                         4,096,400
                                                                                                                       ------------
                                                                                                                         12,045,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks (Cost - $445,751,274) - 62.6%            532,557,449
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
                                                Amount     Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%               USD      335,000     BAC Capital Trust VI, 5.625% due 3/08/2035                       311,343
                                               800,000     HSBC Finance Capital Trust IX, 5.911%
                                                           due 11/30/2035 (c)                                               784,907
                                               450,000     MUFG Capital Finance 1 Ltd., 6.346% due 7/29/2049                446,009
                                               745,000     USB Capital IX, 6.189% (c)(m)                                    738,431
                                                                                                                       ------------
                                                                                                                          2,280,690
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%             340,000     Pemex Project Funding Master Trust, 7.375%
                                                           due 12/15/2014                                                   362,950
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Capital Trusts (Cost - $2,683,924) - 0.3%                2,643,640
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Shares
Industry                                          Held     Preferred Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                        5,300     Duquesne Light Co., 6.50%                                   $    270,300
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.2%               20,800     Fannie Mae, 7%                                                 1,118,651
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Preferred Stocks (Cost - $1,422,000) - 0.2%              1,388,951
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
                                                Amount     Trust Preferred
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%            USD    1,680,000     RC Trust I, 7% due 5/15/2006                                   1,668,287
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Trust Preferred   (Cost - $1,686,900) - 0.2%             1,668,287
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Preferred Securities  (Cost - $5,792,824) - 0.7%         5,700,878
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%                     895,000     Goodrich Corp., 6.60% due 5/15/2009                              922,608
                                               375,000     Honeywell International, Inc., 5.70% due 3/15/2036               364,500
                                                10,000     Raytheon Co., 8.30% due 3/01/2010                                 10,946
                                                                                                                       ------------
                                                                                                                          1,298,054
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                249,596     American Airlines, Inc. Series 2003-1, 3.857%
                                                           due 1/09/2012                                                    237,644
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                               190,000     Anheuser-Busch Cos., Inc., 5.95% due 1/15/2033                   190,233
                                               315,000     Anheuser-Busch Cos., Inc., 5.75% due 4/01/2036                   306,633
                                                                                                                       ------------
                                                                                                                            496,866
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                         2,180,000     Abgenix, Inc., 3.50% due 3/15/2007 (f)                         2,158,200
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.6%                         725,000     Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009        711,013
                                               450,000     FBG Finance Ltd., 5.875% due 6/15/2035 (d)                       409,450
                                             1,315,000     Goldman Sachs Group, Inc., 5.70% due 9/01/2012                 1,321,432
                                               685,000     Goldman Sachs Group, Inc., 5.25% due 10/15/2013                  666,878
                                               265,000     Goldman Sachs Group, Inc., 6.125% due 2/15/2033                  263,462
                                               420,000     Jefferies Group, Inc., 6.25% due 1/15/2036                       394,179
                                               255,000     Mellon Funding Corp., 4.875% due 6/15/2007                       252,673
                                               675,000     Morgan Stanley, 5.30% due 3/01/2013                              660,145
                                               265,000     State Street Bank & Trust Co., 5.30% due 1/15/2016               258,728
                                                                                                                       ------------
                                                                                                                          4,937,960
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                               615,000     Cytec Industries, Inc., 5.50% due 10/01/2010                     601,399
                                               550,000     Cytec Industries, Inc., 6% due 10/01/2015                        531,121
                                                                                                                       ------------
                                                                                                                          1,132,520
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.6%                        300,000     Bank One Corp., 8% due 4/29/2027                                 364,628
                                               590,000     Bank of America Corp., 4.875% due 9/15/2012                      571,129
                                               620,000     Barclays Bank Plc, 8.55% (c)(d)(m)                               697,579
                                               435,000     Corporacion Andina de Fomento, 6.875%
                                                           due 3/15/2012                                                    460,402
                                               540,000     HSBC Bank USA NA, 5.875% due 11/01/2034                          520,805
                                               145,000     Hudson United Bancorp, 8.20% due 9/15/2006                       146,672
                                               635,000     Mizuho Capital Investment 1 Ltd., 6.686% (c)(d)(m)               624,961
                                               370,000     PNC Funding Corp., 6.125% due 2/15/2009                          376,707
                                               235,000     Popular North America, Inc., 3.875% due 10/01/2008               225,442
                                               450,000     Shinsei Finance II (Cayman) Ltd., 7.16% (c)(d)(m)                447,345
                                               520,000     Westpac Banking Corp., 4.625% due 6/01/2018                      468,878
                                                                                                                       ------------
                                                                                                                          4,904,548
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
Industry                                        Amount     Corporate Bonds                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                 USD      290,000     Aramark Services, Inc., 5% due 6/01/2012                    $    275,638
Supplies - 0.1%                                285,000     International Lease Finance Corp., 2.95%
                                                           due 5/23/2006                                                    284,240
                                                                                                                       ------------
                                                                                                                            559,878
-----------------------------------------------------------------------------------------------------------------------------------
Communications                                 635,000     Cisco Systems, Inc., 5.50% due 2/22/2016                         625,462
Equipment - 0.2%                               160,000     Harris Corp., 5% due 10/01/2015                                  149,318
                                               615,000     Harris Corp., 6.35% due 2/01/2028                                622,769
                                                                                                                       ------------
                                                                                                                          1,397,549
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.1%                 440,000     International Business Machines Corp.,
                                                           5.875% due 11/29/2032                                            434,997
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%                      1,575,000     HSBC Finance Corp., 6.50% due 11/15/2008                       1,619,191
                                               305,000     MBNA Corp., 4.625% due 9/15/2008                                 300,444
                                                                                                                       ------------
                                                                                                                          1,919,635
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                          300,000     CIT Group, Inc., 6% due 4/01/2036                                288,708
Services - 0.9%                                990,000     Citigroup, Inc., 5.625% due 8/27/2012                            995,379
                                               320,000     Citigroup, Inc., 5.85% due 12/11/2034                            314,295
                                               930,000     General Electric Capital Corp., 6.75% due 3/15/2032            1,035,628
                                               660,000     JPMorgan Chase & Co., 5.75% due 1/02/2013                        664,415
                                               530,000     JPMorgan Chase & Co., 4.75% due 3/01/2015                        498,719
                                               280,000     JPMorgan Chase & Co., 4.891% due 9/01/2015 (c)                   271,947
                                             2,300,000     Sigma Finance Corp., 7.249% due 8/15/2011 (c)(h)               2,300,000
                                             1,100,000     Sigma Finance Corp., 7.46% due 3/31/2014 (c)(h)                1,101,405
                                                                                                                       ------------
                                                                                                                          7,470,496
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                  330,000     BellSouth Corp., 6% due 11/15/2034                               307,771
Services - 0.3%                                280,000     Deutsche Telekom International Finance BV,
                                                           8.25% due 6/15/2030                                              334,945
                                               250,000     GTE Corp., 6.84% due 4/15/2018                                   260,574
                                               520,000     SBC Communications, Inc., 6.45% due 6/15/2034                    511,842
                                               515,000     TELUS Corp., 7.50% due 6/01/2007                                 526,637
                                               405,000     Telecom Italia Capital SA, 6% due 9/30/2034                      364,346
                                               440,000     Verizon Global Funding Corp., 5.85% due 9/15/2035                394,655
                                                                                                                       ------------
                                                                                                                          2,700,770
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%                      370,000     AEP Texas Central Co., 6.65% due 2/15/2033                       384,084
                                               570,000     AEP Texas Central Co. Series D, 5.50% due 2/15/2013              559,379
                                               550,000     FirstEnergy Corp., 7.375% due 11/15/2031                         610,925
                                               280,000     Florida Power & Light Co., 5.40% due 9/01/2035                   257,917
                                               285,000     Florida Power & Light Co., 5.65% due 2/01/2037                   272,111
                                               335,000     Nevada Power Co., 6.65% due 4/01/2036 (d)                        333,184
                                             1,700,000     PPL Capital Funding, 5.82% due 5/18/2006 (c)                   1,700,112
                                               350,000     Progress Energy, Inc., 5.625% due 1/15/2016                      343,348
                                               405,000     Public Service Co. of New Mexico, 4.40% due 9/15/2008            393,068
                                               485,000     SPI Electricity & Gas Australia Holdings Pty Ltd.,
                                                           6.15% due 11/15/2013 (d)                                         498,531
                                               460,000     Sierra Pacific Power Co., 6% due 5/15/2016 (d)                   453,738
                                               423,000     Southern California Edison Co., 5.625% due 2/01/2036             395,949
                                               265,000     Virginia Electric and Power Co. Series B,
                                                           6% due 1/15/2036                                                 251,213
                                               320,000     Westar Energy, Inc., 6% due 7/01/2014                            324,697
                                                                                                                       ------------
                                                                                                                          6,778,256
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
Industry                                        Amount     Corporate Bonds                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                    USD      300,000     Weatherford International Ltd., 5.50% due 2/15/2016         $    294,172
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%                405,000     Wal-Mart Stores, Inc., 5.25% due 9/01/2035                       367,384
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                           605,000     Cadbury Schweppes US Finance LLC, 3.875%
                                                           due 10/01/2008 (d)                                               583,368
                                               460,000     Tyson Foods, Inc., 6.60% due 4/01/2016                           454,347
                                                                                                                       ------------
                                                                                                                          1,037,715
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                           450,000     Panhandle Eastern Pipe Line Series B,
                                                           2.75% due 3/15/2007                                              438,768
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                          315,000     UnitedHealth Group, Inc., 5.80% due 3/15/2036                    299,965
& Services - 0.1%                              455,000     WellPoint, Inc., 5.85% due 1/15/2036                             429,897
                                                                                                                       ------------
                                                                                                                            729,862
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%           290,000     Harrah's Operating Co., Inc., 5.625% due 6/01/2015               277,870
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.2%                      625,000     DR Horton, Inc., 5% due 1/15/2009                                611,270
                                               340,000     DR Horton, Inc., 6.875% due 5/01/2013                            346,306
                                               480,000     DR Horton, Inc., 5.625% due 9/15/2014                            451,172
                                               675,000     KB Home, 5.75% due 2/01/2014                                     617,080
                                                30,000     KB Home, 5.875% due 1/15/2015                                     27,348
                                                                                                                       ------------
                                                                                                                          2,053,176
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%                 30,000     General Electric Co., 5% due 2/01/2013                            29,181
                                               450,000     Hutchison Whampoa International (03/33) Ltd.,
                                                           7.45% due 11/24/2033 (d)                                         490,841
                                                                                                                       ------------
                                                                                                                            520,022
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                               505,000     AON Corp., 6.95% due 1/15/2007                                   510,009
                                               555,000     Fund American Cos., Inc., 5.875% due 5/15/2013                   545,298
                                               870,000     Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                828,431
                                               590,000     NLV Financial Corp., 7.50% due 8/15/2033 (d)                     618,694
                                               235,000     Principal Life Global Funding I, 3.625%
                                                           due 4/30/2008 (d)                                                227,040
                                               160,000     Prudential Financial, Inc., 4.104% due 11/15/2006                158,962
                                               860,000     Prudential Holdings LLC, 8.695% due 12/18/2023 (d)             1,046,603
                                               490,000     Willis Group North America, Inc., 5.625% due 7/15/2015           477,360
                                               385,000     XL Capital Ltd., 6.375% due 11/15/2024                           382,687
                                                                                                                       ------------
                                                                                                                          4,795,084
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.6%                                   280,000     Clear Channel Communications, Inc., 5.50% due 9/15/2014          258,720
                                               505,000     Comcast Corp., 5.85% due 1/15/2010                               507,049
                                               625,000     Comcast Corp., 6.45% due 3/15/2037                               601,376
                                               500,000     Cox Communications, Inc., 7.75% due 11/01/2010                   534,711
                                                35,000     Cox Communications, Inc., 7.125% due 10/01/2012                   36,717
                                               280,000     Media General, Inc., 6.95% due 9/01/2006                         280,989
                                               470,000     News America, Inc., 6.40% due 12/15/2035 (d)                     449,383
                                               830,000     News America, Inc., 6.75% due 1/09/2038                          847,678
                                               910,000     Time Warner Companies, Inc., 9.125% due 1/15/2013              1,053,591
                                               440,000     Time Warner Entertainment Co. LP, 8.375% due 7/15/2033           506,445
                                                                                                                       ------------
                                                                                                                          5,076,659
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                         280,000     Alcan, Inc., 5.75% due 6/01/2035                                 260,590
                                               945,000     Textron Financial Corp., 2.75% due 6/01/2006                     941,748
                                               625,000     Vale Overseas Ltd., 6.25% due 1/11/2016                          614,844
                                                                                                                       ------------
                                                                                                                          1,817,182
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
Industry                                        Amount     Corporate Bonds                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.2%                USD       80,000     Ameren Corp., 4.263% due 5/15/2007                          $     78,942
                                               275,000     Consolidated Edison Co. of New York,
                                                           5.85% due 3/15/2036                                              269,209
                                               315,000     Dominion Resources, Inc., 5.95% due 6/15/2035                    290,428
                                               350,000     Dominion Resources, Inc. Series B,
                                                           5.049% due 5/15/2006 (c)                                         349,990
                                               680,000     Pacific Gas & Electric Co., 6.05% due 3/01/2034                  665,435
                                               295,000     Puget Energy, Inc., 5.483% due 6/01/2035                         270,236
                                                                                                                       ------------
                                                                                                                          1,924,240
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                      980,000     Xerox Corp., 6.40% due 3/15/2016                                 972,650
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.7%             295,000     Colonial Pipeline Co., 7.63% due 4/15/2032 (d)                   364,647
                                               320,000     Consolidated Natural Gas Co., 5% due 12/01/2014                  300,011
                                               415,000     Enterprise Products Operating LP Series B,
                                                           5.75% due 3/01/2035                                              369,217
                                               438,000     Kern River Funding Corp., 4.983% due 4/30/2018 (d)               423,266
                                               215,000     Motiva Enterprises LLC, 5.20% due 9/15/2012 (d)                  211,664
                                             1,750,000     Pemex Project Funding Master Trust, 6.21%
                                                           due 6/15/2010 (c)(d)                                           1,796,375
                                               440,000     Petro-Canada, 5.95% due 5/15/2035                                419,426
                                               355,000     Talisman Energy, Inc., 5.85% due 2/01/2037                       333,720
                                               800,000     Texas Gas Transmission Corp., 4.60% due 6/01/2015                734,625
                                               765,000     Ultramar Diamond Shamrock Corp., 6.75% due 10/15/2037            808,455
                                               385,000     XTO Energy, Inc., 6.10% due 4/01/2036                            374,674
                                                                                                                       ------------
                                                                                                                          6,136,080
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products -  0.1%                560,000     Celulosa Arauco y Constitucion SA, 8.625%
                                                           due 8/15/2010                                                    617,501
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                          10,000     Eli Lilly & Co., 7.125% due 6/01/2025                             11,463
                                               450,000     Wyeth, 6% due 2/15/2036                                          439,580
                                                                                                                       ------------
                                                                                                                            451,043
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                             170,000     Developers Diversified Realty Corp.,
                                                           6.625% due 1/15/2008                                             173,022
                                               290,000     Developers Diversified Realty Corp.,
                                                           5.375% due 10/15/2012                                            282,292
                                               210,000     Developers Diversified Realty Corp.,
                                                           5.50% due 5/01/2015                                              202,168
                                               415,000     Highwoods Properties, Inc., 7% due 12/01/2006                    417,842
                                               490,000     Westfield Capital Corp. Ltd.,
                                                           5.125% due 11/15/2014 (d)                                        467,733
                                                                                                                       ------------
                                                                                                                          1,543,057
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.2%                             990,000     BNSF Funding Trust I, 6.613% due 12/15/2055 (c)                  970,418
                                               215,000     Canadian National Railway Co., 6.90% due 7/15/2028               241,379
                                               315,000     Norfolk Southern Corp., 7.05% due 5/01/2037                      354,917
                                                                                                                       ------------
                                                                                                                          1,566,714
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%                                625,000     Oracle Corp., 5.25% due 1/15/2016 (d)                            599,558
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                     110,000     AT&T Wireless Services, Inc., 8.75% due 3/01/2031                139,320
Services - 0.1%                                300,000     America Movil SA de CV, 6.375% due 3/01/2035                     282,070
                                               350,000     Sprint Capital Corp., 8.75% due 3/15/2032                        437,590
                                                                                                                       ------------
                                                                                                                            858,980
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Corporate Bonds (Cost - $70,224,465) - 8.0%             68,505,090
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
                                                Amount     Foreign Government Obligations                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      EUR    1,362,000     Bundesobligation Series 143, 3.50% due 10/10/2008           $  1,652,753
                                      USD      650,000     Mexico Government International Bond,
                                                           9.875% due 2/01/2010                                             741,000
                                               157,000     Mexico Government International Bond,
                                                           6.375% due 1/16/2013                                             160,925
                                               265,000     Mexico Government International Bond,
                                                           5.875% due 1/15/2014                                             263,145
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Foreign Government Obligations
                                                           (Cost - $2,804,033) - 0.3%                                     2,817,823
-----------------------------------------------------------------------------------------------------------------------------------
State                                                      Municipal Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 0.1%                                   635,000     Dallas, Texas, Government Obligation, Series C,
                                                           5.25% due 2/15/2024                                              632,333
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Municipal Bonds   (Cost - $635,000) - 0.1%                 632,333
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Asset-Backed Securities +
-----------------------------------------------------------------------------------------------------------------------------------
                                               950,000     ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                           5.639% due 9/25/2035 (c)                                         955,514
                                             2,500,000     ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                           5.159% due 10/25/2035 (c)                                      2,500,342
                                               493,333     Altius Funding Ltd. Series 2005-2A Class D,
                                                           7.58% due 12/05/2040 (c)(d)                                      493,333
                                             1,050,000     Ameriquest Mortgage Securities, Inc. Series 2003-7
                                                           Class M1, 5.809% due 8/25/2033 (c)                             1,062,712
                                               940,575     Argent Securities, Inc. Series 2004-W11 Class A3,
                                                           5.319% due 11/25/2034 (c)                                        941,398
                                               776,579     Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2004-HE9 Class 1A2, 5.329% due 3/25/2032 (c)              777,378
                                             1,811,488     Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2005-4 Class A, 5.289% due 1/25/2036 (c)                1,811,472
                                             2,550,000     Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2005-HE10 Class A2, 5.249% due 8/25/2035 (c)            2,552,897
                                             1,000,000     Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2005-SD1 Class 1A2, 5.259% due 7/25/2027 (c)            1,002,445
                                               250,000     Buckingham CDO Ltd. Series 2005-2A Class E,
                                                           7.83% due 4/05/2041 (c)(d)                                       250,000
                                               696,242     Countrywide Asset Backed Certificates Series 2004-5
                                                           Class A, 5.409% due 10/25/2034 (c)                               700,738
                                               750,000     Countrywide Asset Backed Certificates Series 2004-13
                                                           Class AF4, 4.583% due 1/25/2033 (c)                              740,325
                                               750,000     Countrywide Asset Backed Certificates Series 2004-13
                                                           Class MF1, 5.071% due 12/25/2034 (c)                             733,051
                                             1,000,000     Credit-Based Asset Servicing and Securitization
                                                           Series 2005-CB2 Class AV2, 5.159% due 4/25/2036 (c)            1,000,328
                                               550,000     Duke Funding High Grade II-S/EGAM, Ltd.
                                                           Series 2006-1A Class D, 7.57% due 10/04/2050 (c)(d)              550,000
                                             1,350,000     Equifirst Mortgage Loan Trust Series 2004-2
                                                           Class M1, 5.509% due 7/25/2034 (c)                             1,357,427
                                               170,864     First Franklin Mortgage Loan Asset-Backed
                                                           Certificates Series 2003-FF5 Class A2,
                                                           5.609% due 3/25/2034 (c)                                         170,465

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
                                                Amount     Asset-Backed Securities+                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      USD    4,892,125     First Franklin Mortgage Loan Asset-Backed
                                                           Certificates Series 2004-FF10 Class A2,
                                                           5.359% due 12/25/2032 (c)                                   $  4,903,072
                                             2,381,540     First Franklin Mortgage Loan Asset Backed Certificates
                                                           Series 2005-FF10 Class A6, 5.309% due 11/25/2035 (c)           2,381,983
                                             1,611,632     Home Equity Asset Trust Series 2005-1 Class A2,
                                                           5.239% due 5/25/2035 (c)                                       1,614,539
                                               805,586     Home Equity Asset Trust Series 2005-3 Class 1A2,
                                                           5.209% due 8/25/2035 (c)                                         805,688
                                             1,119,072     Irwin Home Equity Series 2005-C Class 1A1,
                                                           5.219% due 4/25/2030 (c)                                       1,119,261
                                             3,000,000     MBNA Credit Card Master Note Trust Series 2001-C3
                                                           Class C3, 6.55% due 12/15/2008                                 3,010,713
                                             1,568,510     Morgan Stanley ABS Capital I, Inc. Series 2005-HE1
                                                           Class A2MZ, 5.259% due 12/25/2034 (c)                          1,570,762
                                               549,460     Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                                           Class A1MZ, 5.209% due 3/25/2035 (c)                             549,454
                                               555,487     Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                                           Class A2MZ, 5.209% due 3/25/2035 (c)                             555,482
                                             1,641,573     New Century Home Equity Loan Trust Series 2004-3
                                                           Class A3, 5.349% due 11/25/2034 (c)                            1,643,822
                                             1,518,408     New Century Home Equity Loan Trust Series 2005-2
                                                           Class A2MZ, 5.219% due 6/25/2035 (c)                           1,518,645
                                               350,000     Option One Mortgage Loan Trust Series 2005-1
                                                           Class M5, 6.209% due 2/25/2035 (c)                               352,711
                                               689,493     Park Place Securities, Inc. Series 2005-WCH1
                                                           Class A1B, 5.259% due 1/25/2035 (c)                              690,400
                                               542,789     Park Place Securities, Inc. Series 2005-WCH1
                                                           Class A3D, 5.299% due 1/25/2035 (c)                              543,504
                                               400,000     Popular ABS Mortgage Pass-Through Trust
                                                           Series 2005-1 Class M2, 5.507% due 5/25/2035                     387,971
                                             1,900,000     Residential Asset Mortgage Products, Inc.
                                                           Series 2004-RS11 Class A2, 5.229% due 12/25/2033 (c)           1,903,560
                                             1,350,000     Residential Asset Mortgage Products, Inc.
                                                           Series 2005-RS3 Class AI2, 5.129% due 3/25/2035 (c)            1,352,916
                                             2,150,000     Soundview Home Equity Loan Trust Series 2005-OPT3
                                                           Class A4, 5.259% due 11/25/2035 (c)                            2,151,834
                                             1,500,000     Structured Asset Investment Loan Trust Series 2003-BC6
                                                           Class M1, 5.709% due 7/25/2033 (c)                             1,505,838
                                             1,500,000     Structured Asset Investment Loan Trust Series 2003-BC7
                                                           Class M1, 5.709% due 7/25/2033 (c)                             1,507,617
                                               550,000     Structured Asset Investment Loan Trust Series 2004-8
                                                           Class M4, 5.959% due 9/25/2034 (c)                               553,027
                                               634,283     Structured Asset Securities Corp. Series 2004-23XS
                                                           Class 2A1, 4.55% due 1/25/2035 (c)                               627,819
                                             5,121,700     Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                                           5.299% due 2/25/2032 (c)                                       5,134,995
                                               189,713     Whole Auto Loan Trust Series 2004-1 Class D,
                                                           5.60% due 3/15/2011                                              188,831
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Asset-Backed Securities
                                                           (Cost - $54,303,719) - 6.4%                                   54,174,269
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
Industry                                        Amount     Non-Government Agency Mortgage-Backed Securities+                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage
Obligations - 1.3%                    USD    1,410,851     Impac Secured Assets CMN Owner Trust Series 2004-3
                                                           Class 1A4, 5.359% due 11/25/2034 (c)                        $  1,415,378
                                             1,549,106     JP Morgan Mortgage Trust Series 2005-A2 Class 4A1,
                                                           5.211% due 4/25/2035 (c)                                       1,506,270
                                             1,485,524     Morgan Stanley Mortgage Loan Trust Series 2006-3AR
                                                           Class 2A3, 5.917% due 3/25/2036 (c)                            1,489,470
                                             2,159,583     RAAC Series 2005-SP2 Class 2A, 5.259% due 6/25/2044 (c)        2,160,019
                                             2,377,089     Residential Accredit Loans, Inc. Series 2005-QS12
                                                           Class A8, 5.309% due 8/25/2035 (c)                             2,379,803
                                               581,327     Structured Asset Securities Corp. Series 2005-GEL2
                                                           Class A, 5.239% due 4/25/2035 (c)                                581,321
                                             1,108,408     Structured Asset Securities Corp. Series 2005-OPT1
                                                           Class A4M, 5.309% due 11/25/2035 (c)                           1,108,398
                                               549,138     Washington Mutual Series 2005-AR2 Class B4,
                                                           5.859% due 1/25/2045 (c)                                         546,392
                                                                                                                       ------------
                                                                                                                         11,187,051
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed                   2,000,000     Banc of America Commercial Mortgage, Inc.
Securities - 3.9%                                          Series 2005-4 Class A5A, 4.933% due 7/10/2045                  1,906,554
                                             2,450,000     Banc of America Commercial Mortgage, Inc.
                                                           Series 2005-6 Class A4, 5.354% due 9/10/2047 (c)               2,389,919
                                               650,000     Bear Stearns Commercial Mortgage Security
                                                           Series 2002-FL1A Class D, 5.28% due 8/03/2014 (c)(d)             650,203
                                             1,800,000     CS First Boston Mortgage Securities Corp.
                                                           Series 2005-C5 Class C, 5.10% due 8/15/2038 (c)                1,717,936
                                             5,500,000     GMAC Commercial Mortgage Securities, Inc.
                                                           Series 2004-C3 Class AAB, 4.702% due 12/10/2041                5,251,290
                                             1,250,000     GS Mortgage Securities Corp. II Series 2005-GG4
                                                           Class A2, 4.475% due 7/10/2039                                 1,207,748
                                             1,700,000     GS Mortgage Securities Corp. II Series 2006-GG6
                                                           Class A2, 5.506% due 4/10/2038 (c)                             1,703,806
                                             1,700,000     GS Mortgage Securities Corp. II Series 2006-GG6
                                                           Class A4, 5.553% due 4/10/2038 (c)                             1,695,108
                                             1,350,000     Greenwich Capital Commercial Funding Corp.
                                                           Series 2004-GG1 Class A4, 4.755% due 6/10/2036                 1,315,004
                                             2,550,000     Greenwich Capital Commercial Funding Corp.
                                                           Series 2005-GG5 Class B, 5.547% due 4/10/2037 (c)              2,489,849
                                             1,250,000     JPMorgan Chase Commercial Mortgage Securities Corp.
                                                           Series 2005-LDP2 Class A2, 4.575% due 7/15/2042                1,210,512
                                             3,100,000     JPMorgan Chase Commercial Mortgage Securities Corp.
                                                           Series 2005-LDP4 Class A4, 4.918% due 10/15/2042 (c)           2,949,777
                                             1,400,000     LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                           Class A5, 4.739% due 7/15/2030                                 1,318,918
                                             1,300,000     LB-UBS Commercial Mortgage Trust Series 2005-C7
                                                           Class C, 5.35% due 11/15/2040 (c)                              1,264,621
                                                87,639     Nationslink Funding Corp. Series 1999-2
                                                           Class A3, 7.181% due 6/20/2031                                    87,981
                                             5,950,000     Wachovia Bank Commercial Mortgage Trust
                                                           Series 2005-C22 Class A4, 5.441% due 12/15/2044 (c)            5,843,988
                                                                                                                       ------------
                                                                                                                         33,003,214
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Non-Government Agency Mortgage-Backed Securities
                                                           (Cost - $45,356,507) - 5.2%                                   44,190,265
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
                                                Amount     Government Agency Mortgage-Backed Securities+                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      USD    2,092,592     Fannie Mae Guaranteed Pass-Through Certificates,
                                                           5% due 4/15/2036 (e)                                        $  1,991,886
                                            16,600,000     Fannie Mae Guaranteed Pass-Through Certificates,
                                                           5.50% due 4/15/2036 (e)                                       16,200,571
                                               736,916     Fannie Mae Guaranteed Pass-Through Certificates,
                                                           6% due 11/01/2035                                                737,177
                                             1,245,895     Fannie Mae Guaranteed Pass-Through Certificates,
                                                           6.50% due 8/01/2032                                            1,273,814
                                               172,428     Fannie Mae Guaranteed Pass-Through Certificates,
                                                           6.50% due 7/01/2034                                              175,934
                                            11,257,781     Freddie Mac Mortgage Participation Certificates,
                                                           5% due 4/15/2036 (e)                                          10,708,964
                                                14,403     Freddie Mac Mortgage Participation Certificates,
                                                           5.50% due 12/01/2019                                              14,310
                                               622,826     Freddie Mac Mortgage Participation Certificates,
                                                           5.50% due 7/01/2020                                              618,781
                                               732,139     Freddie Mac Mortgage Participation Certificates,
                                                           5.50% due 9/01/2034                                              715,923
                                             1,676,873     Freddie Mac Mortgage Participation Certificates,
                                                           6% due 1/01/2034                                               1,678,923
                                             1,072,057     Freddie Mac Mortgage Participation Certificates,
                                                           6% due 6/01/2035                                               1,072,758
                                                65,836     Freddie Mac Mortgage Participation Certificates,
                                                           7% due 7/01/2031                                                  67,843
                                               102,007     Freddie Mac Mortgage Participation Certificates,
                                                           7% due 12/01/2031                                                105,117
                                                65,383     Freddie Mac Mortgage Participation Certificates,
                                                           7% due 3/01/2032                                                  67,338
                                               252,511     Freddie Mac Mortgage Participation Certificates,
                                                           7% due 6/01/2032                                                 260,209
                                                27,807     Ginnie Mae MBS Certificates, 7.50% due 3/15/2032                  29,176
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Government Agency Mortgage-Backed Securities
                                                           (Cost - $36,041,367) - 4.2%                                   35,718,724
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                             2,510,000     Fannie Mae, 4% due 2/28/2007                                   2,484,825
                                             2,220,000     Fannie Mae, 7.125% due 1/15/2030                               2,749,930
                                             1,650,000     Federal Home Loan Bank System, 2.75% due 11/15/2006            1,626,212
                                               330,000     U.S. Treasury Bonds, 7.50% due 11/15/2016                        398,759
                                               200,000     U.S. Treasury Bonds, 8.125% due 8/15/2019                        259,531
                                               700,000     U.S. Treasury Bonds, 7.25% due 8/15/2022 (k)                     868,055
                                               140,000     U.S. Treasury Bonds, 6.25% due 8/15/2023                         158,780
                                               140,000     U.S. Treasury Bonds, 6.625% due 2/15/2027                        167,891
                                               258,000     U.S. Treasury Bonds, 5.375% due 2/15/2031                        271,585
                                             6,345,000     U.S. Treasury Bonds, 4.50% due 2/15/2036                       5,953,393
                                             1,583,594     U.S. Treasury Inflation Indexed Bonds,
                                                           3.875% due 1/15/2009                                           1,657,948
                                             1,376,009     U.S. Treasury Inflation Indexed Bonds,
                                                           3.50% due 1/15/2011                                            1,454,537
                                             3,374,345     U.S. Treasury Inflation Indexed Bonds,
                                                           1.625% due 1/15/2015                                           3,184,406
                                            10,300,000     U.S. Treasury Notes, 4% due 8/31/2007 (l)                     10,179,696

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
                                                Amount     Government & Agency Obligations                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      USD       30,000     U.S. Treasury Notes, 4.375% due 1/31/2008                   $     29,751
                                               100,000     U.S. Treasury Notes, 3.75% due 5/15/2008                          97,852
                                               645,000     U.S. Treasury Notes, 4.50% due 2/15/2009                         639,407
                                               160,000     U.S. Treasury Notes, 3.875% due 5/15/2010                        154,325
                                               310,000     U.S. Treasury Notes, 3.625% due 6/15/2010                        295,953
                                                60,000     U.S. Treasury Notes, 4.25% due 10/15/2010                         58,599
                                             6,540,000     U.S. Treasury Notes, 4.25% due 1/15/2011                       6,377,776
                                                60,000     U.S. Treasury Notes, 5% due 2/15/2011                             60,488
                                             1,660,000     U.S. Treasury Notes, 4.50% due 2/28/2011                       1,635,814
                                             4,148,000     U.S. Treasury Notes, 4.50% due 11/15/2015                      4,025,182
                                             4,510,000     U.S. Treasury Notes, 4.50% due 2/15/2016                       4,386,327
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Government & Agency Obligations
                                                           (Cost - $49,688,697) - 5.8%                                   49,177,022
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Fixed Income Securities
                                                           (Cost - $259,053,781) - 30.0%                                255,215,526
-----------------------------------------------------------------------------------------------------------------------------------
                                            Beneficial
                                              Interest     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                      USD   82,019,527     Merrill Lynch Liquidity Series,
                                                             LLC Cash Sweep Series I, 4.56% (c)(g)                       82,019,527
                                            18,594,550     Merrill Lynch Liquidity Series,
                                                             LLC Money Market Series, 4.75% (c)(g)(j)                    18,594,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities
                                                           (Cost - $100,614,077) - 11.8%                                100,614,077
-----------------------------------------------------------------------------------------------------------------------------------
                                             Number of
                                           Contracts++     Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                               13     Pay a fixed rate of 5.95% and pay a floating rate
                                                           based on 3-month LIBOR, expiring April 2007,
                                                           Broker JPMorgan Chase Bank (i)                                   134,901
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Options Purchased
                                                           (Premiums Paid - $123,565) - 0.0%                                134,901
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments  (Cost - $811,335,528) - 105.1%            894,222,831
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Written                                 10     Receive a fixed rate of 6.07% and receive a floating
                                                           rate based on 3-month LIBOR, expiring April 2007,
                                                           broker JPMorgan Chase Bank (i)                                  (165,673)
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Options Written
                                                           (Premiums Received - $123,565) - (0.0%)                         (165,673)
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments, Net of Options Written
                                                           (Cost - $811,211,963*)  - 105.1%                             894,057,158
                                                           Liabilities in Excess of Other Assets - (5.1%)               (43,302,553)
                                                                                                                       ------------
                                                           Net Assets - 100.0%                                         $850,754,605
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $818,492,864
                                                                   ============
      Gross unrealized appreciation                                $109,503,426
      Gross unrealized depreciation                                 (33,939,132)
                                                                   ------------
      Net unrealized appreciation                                  $ 75,564,294
                                                                   ============

+ Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)
--------------------------------------------------------------------------------

++    One contract represents a notional amount of $1,000,000.

(a)   Non-income producing security.

(b)   Depositary receipts.

(c)   Floating rate security.

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(f)   Convertible security.

(g) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Interest
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
        LLC Cash Sweep Series I                         $4,550,973      $874,270
      Merrill Lynch Liquidity Series,
        LLC Money Market Series                         $5,319,550      $  8,902
      --------------------------------------------------------------------------

(h) Restricted securities as to resale, representing 0.4% of net assets were as follows:

      -----------------------------------------------------------------------------------------
                                                          Acquisition
      Issue                                                  Date          Cost        Value
      -----------------------------------------------------------------------------------------
      Sigma Finance Corp., 7.249% due 8/15/2011            2/13/2004    $2,300,000   $2,300,000
      Sigma Finance Corp., 7.46% due 3/31/2014             3/26/2004    $1,100,000   $1,101,405
      -----------------------------------------------------------------------------------------
      Total                                                             $3,400,000   $3,401,405
                                                                        =======================

(i) This European style swaption, which can be exercised only on the expiration date represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.


(j)   Security was purchased with the cash proceeds from securities loans.


(k) All or a portion of security held as collateral in connection with open financial futures contracts.

(l)   Security, or portion of security, is on loan.

(m)   The security is a perpetual bond and has no stated maturity date.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Financial futures contracts purchased as of March 31, 2006 were as follows:

      ----------------------------------------------------------------------------------------------
      Number of                                            Expiration       Face         Unrealized
      Contracts   Issue                                       Date          Value       Depreciation
      ----------------------------------------------------------------------------------------------
         144      Five-Year U.S. Treasury Bond              June 2006    $15,122,163     $(83,613)
      ----------------------------------------------------------------------------------------------

o     Financial futures contracts sold as of March 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------
      Number of                                   Expiration         Face         Unrealized
      Contracts               Issue                  Date            Value       Appreciation
      ---------------------------------------------------------------------------------------
          97       Two-Year U.S. Treasury Bond     June 2006      $19,816,494      $ 42,135
         470        10-Year U.S. Treasury Bond     June 2006      $50,602,911       599,317
          72        30-Year U.S. Treasury Bond     June 2006      $ 8,128,506       269,256
      ---------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                $910,708
                                                                                   ========

o Forward foreign exchange contracts sold as of March 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Foreign                                         Settlement     Unrealized
      Currency Sold                                      Date       Depreciation
      --------------------------------------------------------------------------
      EUR 1,409,955                                   April 2006     $(12,003)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $1,694,878)                                  $(12,003)
                                                                     ========

o     Currency Abbreviations:

      EUR          Euro
      USD          U.S. Dollar

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Swap contracts outstanding as of March 31, 2006 were as follows:
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Notional                       Unrealized
                                                                                          Amount                       Appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return based on the change
in the since inception return of the Lehman Brothers MBS
Fixed Rate Index and pay a floating rate based on 1-month LIBOR
Broker, Lehman Brothers Special Finance
Expires April 2006                                                                      $12,600,000                             --

Receive (pay) a variable return based on the change
in the since inception return of the Lehman Brothers
US Agency Index and pay a floating rate based on
1-month LIBOR minus 0.05%
Broker, Lehman Brothers Special Finance
Expires April 2006                                                                      $ 8,250,000                             --


Receive (pay) a variable return based on the change
in the since inception return of the Lehman Brothers U.S.
Treasury Index and pay a floating rate based on 1--month
LIBOR minus 0.12%
Broker, Lehman Brothers Special Finance
Expires May 2006                                                                        $15,100,000                             --

Receive (pay) a variable return based on the change
in the since inception return of the Lehman Brothers
MBS Fixed Rate Index and pay a floating rate based
on 1-month LIBOR minus 0.01%
Broker, UBS Warburg
Expires May 2006                                                                        $19,500,000                             --

Receive (pay) a variable return based on the change
in the since inception return of the Lehman Brothers
MBS Fixed Rate Index and pay a floating rate based
on 1-month LIBOR minus 0.03%
Broker, UBS Warburg
Expires June 2006                                                                       $19,950,000                             --

Receive (pay) a variable return based on the change
in the since inception return of the Lehman Brothers
U.S. Treasury Index and pay a floating rate based
on 1-month LIBOR minus 0.13%
Broker, Lehman Brothers Special Finance
Expires August 2006                                                                     $12,300,000                              --

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                                                         Notional                     Appreciation
                                                                                          Amount                     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return  based on the change
in the since inception return of the Lehman Brothers
U.S. Treasury Index and pay a floating rate based on
1-month LIBOR minus 0.13%
Broker, Lehman Brothers Special Finance
Expires January 2007                                                                    $ 9,200,000                            --

Bought credit default protection on
Aon Corp. and pay 0.37%
Broker, Morgan Stanley Capital Services, Inc.
Expires January 2007                                                                    $   560,000                     $  (1,330)

Pay a fixed rate of 2.8025% and receive a floating
rate based on 3-month LIBOR
Broker, JPMorgan Chase Bank
Expires January 2007                                                                    $   560,000                        11,163


Receive a fixed rate of 4.095% and pay a floating
rate based on 3-month LIBOR
Broker, Citibank, N.A.
Expires September 2007                                                                  $28,000,000                      (452,897)


Receive a fixed rate of 3.401% and pay 3.875%
on Treasury Inflation Protected Securities (TIPS)
adjusted principal
Broker, JPMorgan Chase Bank
Expires January 2009                                                                    $ 1,694,000                       (37,244)

Sold credit default protection on Raytheon Co.
and receive 0.73%
Broker, JPMorgan Chase Bank
Expires March 2009                                                                      $   325,000                         5,361


Bought credit default protection on Boeing
Capital Corp. and pay 0.48%
Broker, JPMorgan Chase Bank
Expires March 2009                                                                      $   325,000                        (3,657)

Sold credit default protection on Nextel
Communications, Inc. Class A and receive 1.72%
Broker, JPMorgan Chase Bank
Expires September 2009                                                                  $   670,000                        33,226

Sold credit default protection on Dow Jones
CDX North America Investment Grade Index
Series 2 and receive 0.60%
Broker, JPMorgan Chase Bank
Expires September 2009                                                                  $ 1,984,000                        18,368

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                                                         Notional                     Appreciation
                                                                                          Amount                     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Sold credit default protection on Dow Jones
CDX North America Investment Grade Index
Series 2 and receive 0.60%
Broker, UBS Warburg
Expires September 2009                                                                  $ 1,984,000                      $ 18,598

Bought credit default protection on Hewlett-
Packard Co. and pay 0.31%
Broker, Lehman Brothers Special Finance
Expires December 2009                                                                   $   700,000                        (4,693)

Bought credit default protection on
Petroleos Mexicanos and pay 1.09%
Broker, Lehman Brothers Special Finance
Expires December 2009                                                                   $ 1,420,000                       (20,525)

Sold credit default protection on Mexico
Government International Bond and receive 0.92%
Broker, Lehman Brothers Special Finance
Expires December 2009                                                                   $ 1,420,000                        18,086

Bought credit default protection
on Morgan Stanley and pay 0.47%
Broker, HSBC Bank USA
Expires June 2010                                                                       $   340,000                        (3,625)

Bought credit default protection
on Valero Energy Corp. and pay 1.03%
Broker, Deutsche Bank AG
Expires June 2010                                                                       $   340,000                        (9,564)

Bought credit default protection on
Devon Energy Corp. and pay 0.48%
Broker, Deutsche Bank AG
Expires June 2010                                                                       $   685,000                        (7,567)

Sold credit default protection on
BellSouth Corp. and receive 0.26%
Broker, Lehman Brothers Special Finance
Expires June 2010                                                                       $   325,000                         1,240

Bought credit default protection
on Devon Energy Corp. and pay 0.50%
Broker, Lehman Brothers Special Finance
Expires June 2010                                                                       $   685,000                        (8,088)

Bought credit default protection on
Valero Energy Corp. and pay 1.00%
Broker, Lehman Brothers Special Finance
Expires June 2010                                                                       $   340,000                        (9,564)

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                                                         Notional                     Appreciation
                                                                                          Amount                     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Bought credit default protection on
Goldman Sachs Group, Inc. and pay 0.45%
Broker, Lehman Brothers Special Finance
Expires June 2010                                                                       $   325,000                     $  (3,343)

Bought credit default protection on
JPMorgan Chase & Co. and pay 0.44%
Broker, Morgan Stanley Capital Services, Inc.
Expires June 2010                                                                       $   325,000                        (3,467)

Sold credit default protection on
Wells Fargo & Co. and receive 0.195%
Broker, Deutsche Bank AG
Expires June 2010                                                                       $   325,000                         1,302

Sold credit default protection on Dow Jones
CDX North America Investment Grade Index
Series 4 and receive 0.40%
Broker, Lehman Brothers Special Finance
Expires June 2010                                                                       $ 3,365,000                        12,065

Sold credit default protection on
CSX Corp. and receive 0.34%
Broker, JPMorgan Chase Bank
Expires December 2010                                                                   $   670,000                         2,925

Bought credit default protection
on Sara Lee Corp. and pay 0.57%
Broker, Lehman Brothers Special Finance
Expires December 2010                                                                   $   670,000                        (2,030)

Bought credit default protection
on Brunswick Corp. and pay 0.60%
Broker, JPMorgan Chase Bank
Expires December 2010                                                                   $   665,000                        (3,712)

Bought credit default protection
on ConAgra Foods, Inc. and pay 0.57%
Broker, Lehman Brothers Special Finance
Expires December 2010                                                                   $   670,000                        (4,183)

Bought credit default protection
on HJ Heinz Co. and pay 0.37%
Broker, UBS Warburg
Expires December 2010                                                                   $   670,000                         5,280

Bought credit default protection on
CVS Corp. and pay 0.48%
Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                                   $   665,000                        (7,463)

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                                                         Notional                     Appreciation
                                                                                          Amount                     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Bought credit default protection
on RadioShack Corp. and pay 1.16%
Broker, UBS Warburg
Expires December 2010                                                                   $   665,000                     $  (1,196)

Sold credit default protection on Goodrich
Corp. and receive 0.44%
Broker, UBS Warburg
Expires December 2010                                                                   $   670,000                         1,004

Bought credit default protection
on Kohl's Corp. and pay 0.39%
Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                                   $   665,000                        (4,663)

Bought credit default protection on
Campbell Soup Co. and pay 0.26%
Broker, UBS Warburg
Expires December 2010                                                                   $   670,000                        (2,220)

Bought credit default protection on
TJX Cos, Inc. and pay 0.57%
Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                                   $   665,000                       (10,125)

Bought credit default protection on
Limited Brands, Inc. and pay 1.065%
Broker, UBS Warburg
Expires December 2010                                                                   $   665,000                       (13,634)

Sold credit default protection on
Lehman Brothers, Holdings Inc.
and receive 0.271%
Broker, UBS Warburg
Expires December 2010                                                                   $   670,000                         1,474

Sold credit default protection on Dow Jones
CDX North America Investment Grade Index
Series 5 and receive 0.45%
Broker, Deutsche Bank AG
Expires December 2010                                                                   $ 3,520,000                         6,959

Bought credit default protection on Dow Jones
CDX North America Investment Grade Index
Series 5 and pay 0.55%
Broker, Lehman Brothers Special Finance
Expires December 2010                                                                   $ 3,365,000                       (19,514)

Bought credit default protection on Dow Jones
CDX North America Investment Grade Index
Series 5 and pay 0.45%
Broker, JPMorgan Chase Bank
Expires December 2010                                                                   $ 1,660,000                        (6,241)

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                                                         Notional                     Appreciation
                                                                                          Amount                     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Sold credit default protection on Dow Jones
CDX North America Investment Grade Index
Series 5 and receive 0.45%
Broker, Lehman Brothers Special Finance
Expires December 2010                                                                   $ 3,320,000                     $   8,009

Sold credit default protection on Dow Jones
CDX North America Investment Grade High
Volatility Index Series 5 and receive 0.85%
Broker, Lehman Brothers Special Finance
Expires December 2010                                                                   $ 1,660,000                        16,392

Sold credit default protection on Dow Jones
CDX North America Investment Grade High
Volatility Index Series 5 and receive 0.85%
Broker, JPMorgan Chase Bank
Expires December 2010                                                                   $ 1,660,000                        17,297

Receive a fixed rate of 4.17% and pay 3.50% on
Treasury Inflation Protected Securities (TIPS)
adjusted principal
Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011                                                                    $ 1,450,000                       (61,878)

Bought credit default protection on
Kohl's Corp. and pay 0.43%
Broker, Lehman Brothers Special Finance
Expires March 2011                                                                      $   700,000                        (5,932)

Bought credit default protection on
Campbell Soup Co. and pay 0.25%
Broker, Lehman Brothers Special Finance
Expires March 2011                                                                      $   700,000                        (1,818)

Bought credit default protection on
Sara Lee Corp. and pay 0.604%
Broker, JPMorgan Chase Bank
Expires March 2011                                                                      $   700,000                        (2,581)

Bought credit default protection on
Limited Brands, Inc. and pay 0.73%
Broker, Lehman Brothers Special Finance
Expires March 2011                                                                      $   700,000                        (3,180)

Sold credit default protection on
Cytec Industries, Inc. and receive 0.85%
Broker, Morgan Stanley Capital Services, Inc.
Expires March 2011                                                                      $   680,000                         3,971

Sold credit default protection on
Federated Department Stores, Inc. and receive 0.38%
Broker, JPMorgan Chase Bank
Expires March 2011                                                                      $   705,000                         1,526

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                                                         Notional                     Appreciation
                                                                                          Amount                     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Receive a floating rate based on 1-month LIBOR plus
0.47%, which is capped at a fixed coupon of 6.0%, and
pay a floating rate based on 1-month LIBOR
Broker, Credit Suisse First Boston
Expires June 2011                                                                       $15,000,000                     $ (30,358)

Receive a fixed rate of 4.95% and pay a floating
rate based on 3-month LIBOR
Broker, JPMorgan Chase Bank
Expires April 2017                                                                      $ 2,656,800                       (69,887)

Pay a fixed rate of 5.11% and receive a floating
rate based on 3-month LIBOR
Broker, JPMorgan Chase Bank
Expires April 2037                                                                      $ 1,270,000                        52,953
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                  $ (578,980)
                                                                                                                       ==========

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
                                                Amount     Asset-Backed Securities+                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      USD      128,219     ACE Securities Corp. Series 2003-OP1 Class A2,
                                                           5.319% due 12/25/2033 (b)                                   $    128,328
                                               450,000     ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                           5.639% due 9/25/2035 (b)                                         452,612
                                             1,150,000     ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                           5.159% due 10/25/2035 (b)                                      1,150,157
                                               135,755     Aegis Asset Backed Securities Trust Series 2004-1
                                                           Class A, 5.309% due 4/25/2034 (b)                                135,828
                                               450,000     Ameriquest Mortgage Securities, Inc. Series 2003-7
                                                           Class M1, 5.809% due 8/25/2033 (b)                               455,448
                                               350,000     Ameriquest Mortgage Securities, Inc. Series 2004-R1
                                                           Class M2, 5.539% due 2/25/2034 (b)                               351,250
                                               435,876     Argent Securities, Inc. Series 2004-W11 Class A3,
                                                           5.319% due 11/25/2034 (b)                                        436,258
                                               355,932     Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2004-HE9 Class 1A2, 5.329% due 3/25/2032 (b)              356,298
                                               795,287     Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2005-4 Class A, 5.289% due 1/25/2036 (b)                  795,280
                                             1,150,000     Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2005-HE10 Class A2, 5.249% due 8/25/2035 (b)            1,151,306
                                               450,000     Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2005-SD1 Class 1A2, 5.259% due 7/25/2027 (b)              451,100
                                               320,000     Buckingham CDO Ltd. Series 2005-2A Class E,
                                                           7.83% due 4/05/2041 (a)(b)                                       320,000
                                               100,650     CIT Equipment Collateral Series 2003-VT1 Class A3A,
                                                           5.053% due 4/20/2007 (b)                                         100,673
                                                61,037     California Infrastructure PG&E-1 Series 1997-1
                                                           Class A7, 6.42% due 9/25/2008                                     61,297
                                                46,832     California Infrastructure SCE-1 Series 1997-1
                                                           Class A6, 6.38% due 9/25/2008                                     47,050
                                                75,199     Capital Auto Receivables Asset Trust Series 2003-2
                                                           Class B, 5.181% due 1/15/2009 (b)                                 75,279
                                               500,000     Countrywide Asset Backed Certificates Series 2003-2
                                                           Class M1, 5.67% due 6/26/2033 (b)                                501,637
                                                99,919     Countrywide Asset Backed Certificates Series 2003-BC3
                                                           Class A2, 5.269% due 9/25/2033 (b)                               100,024
                                               305,667     Countrywide Asset Backed Certificates Series 2004-5
                                                           Class A, 5.409% due 10/25/2034 (b)                               307,641
                                               400,000     Countrywide Asset Backed Certificates Series 2004-5
                                                           Class M2, 5.629% due 7/25/2034 (b)                               402,931
                                               550,000     Countrywide Asset Backed Certificates Series 2004-13
                                                           Class AF4, 4.583% due 1/25/2033 (b)                              542,905
                                               550,000     Countrywide Asset Backed Certificates Series 2004-13
                                                           Class MF1, 5.071% due 12/25/2034 (b)                             537,571
                                               450,000     Credit-Based Asset Servicing and Securitization
                                                           Series 2005-CB2 Class AV2, 5.159% due 4/25/2036 (b)              450,148
                                               250,000     Duke Funding High Grade II-S/EGAM, Ltd. Series 2006-1A
                                                           Class D, 7.57% due 10/04/2050 (a)(b)                             250,000
                                               600,000     Equifirst Mortgage Loan Trust Series 2004-2 Class M1,
                                                           5.509% due 7/25/2034 (b)                                         603,301

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
                                                Amount     Asset-Backed Securities+                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      USD       75,381     First Franklin Mortgage Loan Asset Backed Certificates
                                                           Series 2003-FF5 Class A2, 5.609% due 3/25/2034 (b)          $     75,205
                                               879,054     First Franklin Mortgage Loan Asset Backed Certificates
                                                           Series 2004-FF10 Class A2, 5.359% due 12/25/2032 (b)             881,021
                                             1,074,028     First Franklin Mortgage Loan Asset Backed Certificates
                                                           Series 2005-FF10 Class A6, 5.309% due 11/25/2035 (b)           1,074,228
                                               650,000     GE Dealer Floorplan Master Note Trust Series 2004-2
                                                           Class B, 5.213% due 7/20/2009 (b)                                651,152
                                               518,026     Home Equity Asset Trust Series 2005-1 Class A2,
                                                           5.239% due 5/25/2035 (b)                                         518,961
                                               340,825     Home Equity Asset Trust Series 2005-3 Class 1A2,
                                                           5.209% due 8/25/2035 (b)                                         340,868
                                               493,708     Irwin Home Equity Series 2005-C Class 1A1,
                                                           5.219% due 4/25/2030 (b)                                         493,792
                                                90,930     Long Beach Mortgage Loan Trust Series 2002-4 Class 2A,
                                                           5.419% due 11/26/2032 (b)                                         91,094
                                               175,510     Long Beach Mortgage Loan Trust Series 2004-1 Class A3,
                                                           5.259% due 2/25/2034 (b)                                         175,620
                                               300,000     Morgan Stanley ABS Capital I, Inc. Series 2003-NC5
                                                           Class M2, 6.959% due 4/25/2033 (b)                               301,718
                                               207,512     Morgan Stanley ABS Capital I, Inc. Series 2004-NC1
                                                           Class A2, 5.329% due 12/27/2033 (b)                              207,710
                                               140,878     Morgan Stanley ABS Capital I, Inc. Series 2004-NC2
                                                           Class A2, 5.259% due 12/25/2033 (b)                              141,037
                                               694,259     Morgan Stanley ABS Capital I, Inc. Series 2005-HE1
                                                           Class A2MZ, 5.259% due 12/25/2034 (b)                            695,255
                                               247,257     Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                                           Class A1MZ, 5.209% due 3/25/2035 (b)                             247,254
                                               249,967     Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                                           Class A2MZ, 5.209% due 3/25/2035 (b)                             249,965
                                               139,529     New Century Home Equity Loan Trust Series 2004-2
                                                           Class A3, 5.209% due 8/25/2034 (b)                               139,559
                                               559,627     New Century Home Equity Loan Trust Series 2004-3
                                                           Class A3, 5.349% due 11/25/2034 (b)                              560,394
                                               674,848     New Century Home Equity Loan Trust Series 2005-2
                                                           Class A2MZ, 5.219% due 6/25/2035 (b)                             674,953
                                               180,007     Option One Mortgage Loan Trust Series 2003-4
                                                           Class A2, 5.279% due 7/25/2033 (b)                               180,258
                                               150,000     Option One Mortgage Loan Trust Series 2005-1
                                                           Class M5, 6.209% due 2/25/2035 (b)                               151,162
                                               306,441     Park Place Securities, Inc. Series 2005-WCH1
                                                           Class A1B, 5.259% due 1/25/2035 (b)                              306,844
                                               235,995     Park Place Securities, Inc. Series 2005-WCH1
                                                           Class A3D, 5.299% due 1/25/2035 (b)                              236,306
                                               200,000     Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                                           Class M2, 5.507% due 5/25/2035                                   193,985
                                               800,000     Residential Asset Mortgage Products, Inc.
                                                           Series 2004-RS11 Class A2, 5.229% due 12/25/2033 (b)             801,499
                                               600,000     Residential Asset Mortgage Products, Inc.
                                                           Series 2005-RS3 Class AI2, 5.129% due 3/25/2035 (b)              601,296

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
                                                Amount     Asset-Backed Securities+                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      USD      284,203     Residential Asset Securities Corp. Series 2003-KS5
                                                           Class AIIB, 5.249% due 7/25/2033 (b)                        $    284,597
                                               950,000     Soundview Home Equity Loan Trust Series 2005-OPT3
                                                           Class A4, 5.259% due 11/25/2035 (b)                              950,810
                                               650,000     Structured Asset Investment Loan Trust Series 2003-BC6
                                                           Class M1, 5.709% due 7/25/2033 (b)                               652,530
                                               600,000     Structured Asset Investment Loan Trust Series 2003-BC7
                                                           Class M1, 5.709% due 7/25/2033 (b)                               603,047
                                               250,000     Structured Asset Investment Loan Trust Series 2004-8
                                                           Class M4, 5.959% due 9/25/2034 (b)                               251,376
                                               285,427     Structured Asset Securities Corp. Series 2004-23XS
                                                           Class 2A1, 4.55% due 1/25/2035 (b)                               282,518
                                             1,200,399     Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                                           5.299% due 2/25/2032 (b)                                       1,203,515
                                                81,305     Whole Auto Loan Trust Series 2004-1 Class D,
                                                           5.60% due 3/15/2011                                               80,928
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Asset-Backed Securities
                                                           (Cost - $24,478,308) - 20.5%                                  24,464,779
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                             2,340,000     Fannie Mae, 4% due 2/28/2007                                   2,316,530
                                             1,070,000     Fannie Mae, 7.125% due 1/15/2030                               1,325,416
                                               700,000     Federal Home Loan Bank System, 2.75%
                                                           due 11/15/2006                                                   689,908
                                               140,000     U.S. Treasury Bonds, 7.50% due 11/15/2016                        169,170
                                                80,000     U.S. Treasury Bonds, 8.125% due 8/15/2019                        103,812
                                               290,000     U.S. Treasury Bonds, 7.25% due 8/15/2022 (c)                     359,623
                                                60,000     U.S. Treasury Bonds, 6.25% due 8/15/2023                          68,048
                                                60,000     U.S. Treasury Bonds, 6.625% due 2/15/2027                         71,953
                                               434,000     U.S. Treasury Bonds, 5.375% due 2/15/2031                        456,853
                                             2,725,000     U.S. Treasury Bonds, 4.50% due 2/15/2036                       2,556,816
                                               822,018     U.S. Treasury Inflation Indexed Bonds,
                                                           3.875% due 1/15/2009                                             860,614
                                               711,925     U.S. Treasury Inflation Indexed Bonds,
                                                           3.50% due 1/15/2011                                              752,555
                                             1,453,564     U.S. Treasury Inflation Indexed Bonds,
                                                           1.625% due 1/15/2015                                           1,371,744
                                             5,250,000     U.S. Treasury Notes, 4% due 8/31/2007 (k)                      5,188,680
                                               540,000     U.S. Treasury Notes, 4.625% due 2/29/2008                        537,828
                                                40,000     U.S. Treasury Notes, 3.75% due 5/15/2008                          39,141
                                               895,000     U.S. Treasury Notes, 4.50% due 2/15/2009                         887,239
                                                70,000     U.S. Treasury Notes, 3.875% due 5/15/2010                         67,517
                                               130,000     U.S. Treasury Notes, 3.625% due 6/15/2010                        124,109
                                                30,000     U.S. Treasury Notes, 4.25% due 10/15/2010                         29,299
                                             2,780,000     U.S. Treasury Notes, 4.25% due 1/15/2011                       2,711,042
                                                20,000     U.S. Treasury Notes, 5% due 2/15/2011                             20,162
                                               720,000     U.S. Treasury Notes, 4.50% due 2/28/2011                         709,510
                                             1,400,000     U.S. Treasury Notes, 4.50% due 11/15/2015                      1,358,547
                                             1,910,000     U.S. Treasury Notes, 4.50% due 2/15/2016                       1,857,624
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Government & Agency Obligations
                                                           (Cost - $24,875,671) - 20.7%                                  24,633,740
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
                                                Amount     Government Agency Mortgage-Backed Securities+                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Fannie Mae Guaranteed Pass -Through Certificates:
                                      USD      498,236       5% due 4/15/2036 (d)                                      $    474,258
                                             6,677,000       5.50% due 4/15/2036 (d)                                      6,516,338
                                               123,897       6% due 2/01/2017                                               125,631
                                               613,911       6% due 9/01/2035                                               614,192
                                               450,462       6.50% due 8/01/2032 - 3/01/2033                                460,556
                                                70,131       7% due 2/01/2016                                                72,122
                                                           Freddie Mac Mortgage Participation Certificates:
                                             4,326,074       5% due 4/15/2036 (d)                                         4,115,178
                                                83,556       5.50% due 2/01/2035                                             81,606
                                               751,465       6% due 6/01/2035                                               751,956
                                               274,387       7% due 1/01/2032 - 9/01/2032                                   282,667
                                                           Ginnie Mae MBS Certificates
                                                84,591       6.50% due 6/15/2031                                             87,727
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Government Agency Mortgage-Backed
                                                           Securities (Cost - $13,689,094) - 11.4%                       13,582,231
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Non-Government Agency Mortgage-Backed Securities+
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations - 5.2%     632,450     Impac Secured Assets CMN Owner Trust Series 2004-3
                                                           Class 1A4, 5.359% due 11/25/2034 (b)                             634,480
                                               500,000     Impac Secured Assets CMN Owner Trust Series 2004-3
                                                           Class M1, 5.559% due 11/25/2034 (b)                              502,216
                                               663,903     JPMorgan Mortgage Trust Series 2005-A2 Class 4A1,
                                                           5.211% due 4/25/2035 (b)                                         645,544
                                               594,210     Morgan Stanley Mortgage Loan Trust Series 2006-3AR
                                                           Class 2A3, 5.917% due 3/25/2036 (b)                              595,788
                                               973,930     RAAC Series 2005-SP2 Class 2A, 5.259% due 6/25/2044 (b)          974,126
                                               810,160     RMAC Plc Series 2003-NS2A Class A2C, 5.29%
                                                           due 9/12/2035 (b)                                                812,146
                                             1,031,567     Residential Accredit Loans, Inc. Series 2005-QS12
                                                           Class A8, 5.309% due 8/25/2035 (b)                             1,032,745
                                               244,769     Structured Asset Securities Corp. Series 2005-GEL2
                                                           Class A, 5.239% due 4/25/2035 (b)                                244,767
                                               481,917     Structured Asset Securities Corp. Series 2005-OPT1
                                                           Class A4M, 5.309% due 11/25/2035 (b)                             481,912
                                               249,608     Washington Mutual Series 2005-AR2 Class B4,
                                                           5.859% due 1/25/2045 (b)                                         248,360
                                                                                                                       ------------
                                                                                                                          6,172,084
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed                     900,000     Banc of America Commercial Mortgage, Inc. Series 2005-4
Securities - 11.2%                                         Class A5A, 4.933% due 7/10/2045                                  857,949
                                             1,000,000     Banc of America Commercial Mortgage, Inc. Series 2005-6
                                                           Class A4, 5.354% due 9/10/2047 (b)                               975,477
                                             1,000,000     Banc of America Large Loan Series 2003-BBA2 Class A3,
                                                           5.221% due 11/15/2015 (b)                                      1,001,111
                                               300,000     Bear Stearns Commercial Mortgage Security Series
                                                           2002-FL1A Class D, 5.28% due 8/03/2014 (a)(b)                    300,094
                                               850,000     CS First Boston Mortgage Securities Corp. Series
                                                           2005-C5 Class C, 5.10% due 8/15/2038 (b)                         811,247
                                               550,000     GS Mortgage Securities Corp. II Series 2005-GG4
                                                           Class A2, 4.475% due 7/10/2039                                   531,409
                                               700,000     GS Mortgage Securities Corp. II Series 2006-GG6
                                                           Class A2, 5.506% due 4/10/2038 (b)                               701,567


FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
                                                Amount     Non-Government Agency Mortgage-Backed Securities+                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      USD      700,000     GS Mortgage Securities Corp. II Series 2006-GG6
                                                           Class A4, 5.553% due 4/10/2038 (b)                          $    697,986
                                               900,000     Greenwich Capital Commercial Funding Corp. Series
                                                           2004-GG1 Class A4, 4.755% due 6/10/2036                          876,670
                                             1,150,000     Greenwich Capital Commercial Funding Corp. Series
                                                           2005-GG5 Class B, 5.547% due 4/10/2037 (b)                     1,122,873
                                               550,000     JPMorgan Chase Commercial Mortgage Securities
                                                           Corp. Series 2005-LDP2 Class A2, 4.575%
                                                           due 7/15/2042                                                    532,625
                                             1,400,000     JPMorgan Chase Commercial Mortgage Securities
                                                           Corp. Series 2005-LDP4 Class A4, 4.918%
                                                           due 10/15/2042 (b)                                             1,332,158
                                               600,000     LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                           Class A5, 4.739% due 7/15/2030                                   565,251
                                               600,000     LB-UBS Commercial Mortgage Trust Series 2005-C7
                                                           Class C, 5.35% due 11/15/2040 (b)                                583,671
                                                56,966     Nationslink Funding Corp. Series 1999-2 Class A3,
                                                           7.181% due 6/20/2031                                              57,188
                                             2,500,000     Wachovia Bank Commercial Mortgage Trust Series
                                                           2005-C22 Class A4, 5.441% due 12/15/2044 (b)                   2,455,457
                                                                                                                       ------------
                                                                                                                         13,402,733
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total  Non-Government Agency Mortgage-Backed
                                                           Securities (Cost - $19,971,632) - 16.4%                       19,547,817
-----------------------------------------------------------------------------------------------------------------------------------
Industry                                                   Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.8%                     400,000     Goodrich Corp., 6.60% due 5/15/2009                              412,339
                                               155,000     Honeywell International, Inc., 5.70% due 3/15/2036               150,660
                                               370,000     Raytheon Co., 8.30% due 3/01/2010                                405,016
                                                                                                                       ------------
                                                                                                                            968,015
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                                122,817     American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012      116,936
                                               140,000     Continental Airlines, Inc. Series 2002-1, 6.563%
                                                           due 8/15/2013                                                    144,499
                                               190,000     Southwest Airlines Co., 7.875% due 9/01/2007                     196,139
                                                                                                                       ------------
                                                                                                                            457,574
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                                80,000     Anheuser-Busch Cos., Inc., 5.95% due 1/15/2033                    80,098
                                               130,000     Anheuser-Busch Cos., Inc., 5.75% due 4/01/2036                   126,547
                                                                                                                       ------------
                                                                                                                            206,645
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.8%                         1,000,000     Abgenix, Inc., 3.50% due 3/15/2007 (f)                           990,000
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.9%                         320,000     Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009        313,827
                                               190,000     FBG Finance Ltd., 5.875% due 6/15/2035 (a)                       172,879
                                               575,000     Goldman Sachs Group, Inc., 5.70% due 9/01/2012                   577,812
                                               300,000     Goldman Sachs Group, Inc., 5.25% due 10/15/2013                  292,063
                                               120,000     Goldman Sachs Group, Inc., 6.125% due 2/15/2033                  119,303
                                               180,000     Jefferies Group, Inc., 6.25% due 1/15/2036                       168,934
                                                60,000     Mellon Funding Corp., 6.40% due 5/14/2011                         62,471
                                               295,000     Morgan Stanley, 5.30% due 3/01/2013                              288,508
                                               250,000     State Street Bank & Trust Co., 5.30% due 1/15/2016               244,083
                                                                                                                       ------------
                                                                                                                          2,239,880
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.4%                               270,000     Cytec Industries, Inc., 5.50% due 10/01/2010                     264,029
                                               250,000     Cytec Industries, Inc., 6% due 10/01/2015                        241,419
                                                                                                                       ------------
                                                                                                                            505,448

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
Industry                                        Amount     Corporate Bonds                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                            USD       95,000     Bank One Corp., 8% due 4/29/2027                            $    115,465
Banks - 1.4%                                   225,000     Bank of America Corp., 4.875% due 9/15/2012                      217,804
                                               290,000     Barclays Bank Plc, 8.55% (a)(b)(i)                               326,287
                                               220,000     Corporacion Andina de Fomento, 6.875% due 3/15/2012              232,847
                                               105,000     Hudson United Bancorp, 8.20% due 9/15/2006                       106,211
                                               265,000     Mizuho Capital Investment 1 Ltd., 6.686% (a)(b)(i)               260,810
                                               185,000     PNC Funding Corp., 6.125% due 2/15/2009                          188,353
                                               100,000     PNC Funding Corp., 5.25% due 11/15/2015                           96,725
                                               190,000     Shinsei Finance II (Cayman) Ltd., 7.16% (a)(b)(i)                188,879
                                                                                                                       ------------
                                                                                                                          1,733,381
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                          130,000     Aramark Services, Inc., 5% due 6/01/2012                         123,562
Supplies - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.5%                265,000     Cisco Systems, Inc., 5.50% due 2/22/2016                         261,019
                                                70,000     Harris Corp., 5% due 10/01/2015                                   65,327
                                               230,000     Harris Corp., 6.35% due 2/01/2028                                232,906
                                                                                                                       ------------
                                                                                                                            559,252
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.1%                 170,000     International Business Machines Corp.,
                                                           5.875% due 11/29/2032                                            168,067
--------------------------------------- --------------- ---------------------------------------------------------------------------
Consumer Finance - 0.3%                        200,000     HSBC Finance Corp., 6.50% due 11/15/2008                         205,612
                                               180,000     HSBC Finance Corp., 5.875% due 2/01/2009                         182,504
                                                                                                                       ------------
                                                                                                                            388,116
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.6%          130,000     CIT Group, Inc., 6% due 4/01/2036                                125,107
                                               430,000     Citigroup, Inc., 5.625% due 8/27/2012                            432,336
                                               205,000     Citigroup, Inc., 5.85% due 12/11/2034                            201,345
                                               355,000     General Electric Capital Corp., 6.75% due 3/15/2032              395,321
                                               290,000     JPMorgan Chase & Co., 5.75% due 1/02/2013                        291,940
                                               230,000     JPMorgan Chase & Co., 4.75% due 3/01/2015                        216,425
                                               125,000     JPMorgan Chase & Co., 4.891% due 9/01/2015 (b)                   121,405
                                             1,000,000     Links Finance Corp. Series 55, 5.16% due 9/15/2010 (b)           998,159
                                             1,000,000     Sigma Finance Corp., 7.249% due 8/15/2011 (b)(g)               1,000,000
                                               500,000     Sigma Finance Corp., 7.46% due 3/31/2014 (b)(g)                  500,638
                                                                                                                       ------------
                                                                                                                          4,282,676
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                  140,000     BellSouth Corp., 6% due 11/15/2034                               130,569
Services - 1.1%                                125,000     Deutsche Telekom International Finance BV,
                                                           8.25% due 6/15/2030                                              149,529
                                               270,000     GTE Corp., 6.84% due 4/15/2018                                   281,420
                                               230,000     SBC Communications, Inc., 6.45% due 6/15/2034                    226,392
                                               235,000     TELUS Corp., 7.50% due 6/01/2007                                 240,310
                                               170,000     Telecom Italia Capital SA, 6% due 9/30/2034                      152,935
                                               195,000     Verizon Global Funding Corp., 5.85% due 9/15/2035                174,904
                                                                                                                       ------------
                                                                                                                          1,356,059
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.3%                      155,000     AEP Texas Central Co., 6.65% due 2/15/2033                       160,900
                                               260,000     AEP Texas Central Co. Series D, 5.50% due 2/15/2013              255,155
                                               247,000     FirstEnergy Corp., 7.375% due 11/15/2031                         274,361
                                               125,000     Florida Power & Light Co., 5.40% due 9/01/2035                   115,142
                                               120,000     Florida Power & Light Co., 5.65% due 2/01/2037                   114,573
                                               140,000     Nevada Power Co., 6.65% due 4/01/2036 (a)                        139,241
                                               750,000     PPL Capital Funding, 5.82% due 5/18/2006 (b)                     750,050
                                               148,000     Progress Energy, Inc., 5.625% due 1/15/2016                      145,187
                                               200,000     SPI Electricity & Gas Australia Holdings Pty Ltd.,
                                                           6.15% due 11/15/2013 (a)                                         205,580

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
Industry                                        Amount     Corporate Bonds                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      USD      190,000     Sierra Pacific Power Co., 6% due 5/15/2016 (a)              $    187,414
                                               180,000     Southern California Edison Co., 5.625% due 2/01/2036             168,489
                                               115,000     Virginia Electric and Power Co. Series B, 6% due 1/15/2036       109,017
                                               140,000     Westar Energy, Inc., 6% due 7/01/2014                            142,055
                                                                                                                       ------------
                                                                                                                          2,767,164
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                             125,000     Weatherford International Ltd., 5.50% due 2/15/2016              122,572
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%                170,000     Wal-Mart Stores, Inc., 5.25% due 9/01/2035                       154,211
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                           190,000     Tyson Foods, Inc., 6.60% due 4/01/2016                           187,665
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                          130,000     UnitedHealth Group, Inc., 5.80% due 3/15/2036                    123,795
& Services - 0.3%                              190,000     WellPoint, Inc., 5.85% due 1/15/2036                             179,517
                                                                                                                       ------------
                                                                                                                            303,312
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                          130,000     Harrah's Operating Co., Inc., 5.625% due 6/01/2015               124,563
Leisure - 0.1%
--------------------------------------- --------------- ------------------------ ------------------------------ ------------ ------
Household Durables - 1.1%                      350,000     American Greetings, 6.10% due 8/01/2028                          351,225
                                               305,000     DR Horton, Inc., 5% due 1/15/2009                                298,300
                                               150,000     DR Horton, Inc., 6.875% due 5/01/2013                            152,782
                                               210,000     DR Horton, Inc., 5.625% due 9/15/2014                            197,388
                                               300,000     KB Home, 5.75% due 2/01/2014                                     274,258
                                                15,000     KB Home, 5.875% due 1/15/2015                                     13,674
                                                                                                                       ------------
                                                                                                                          1,287,627
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                195,000     Hutchison Whampoa International (03/33) Ltd.,
                                                           7.45% due 11/24/2033 (a)                                         212,698
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.5%                               245,000     Fund American Cos., Inc., 5.875% due 5/15/2013                   240,717
                                               390,000     Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                371,366
                                               280,000     NLV Financial Corp., 7.50% due 8/15/2033 (a)                     293,618
                                                70,000     Prudential Financial, Inc., 4.104% due 11/15/2006                 69,546
                                               340,000     Prudential Holdings LLC, 8.695% due 12/18/2023 (a)               413,773
                                               215,000     Willis Group North America, Inc., 5.625% due 7/15/2015           209,454
                                               165,000     XL Capital Ltd., 6.375% due 11/15/2024                           164,009
                                                                                                                       ------------
                                                                                                                          1,762,483
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.5%                                   125,000     Clear Channel Communications, Inc., 5.50% due 9/15/2014          115,500
                                               260,000     Comcast Corp., 6.45% due 3/15/2037                               250,173
                                               225,000     Cox Communications, Inc., 7.75% due 11/01/2010                   240,620
                                               125,000     Media General, Inc., 6.95% due 9/01/2006                         125,442
                                               200,000     News America, Inc., 6.40% due 12/15/2035 (a)                     191,227
                                               120,000     News America, Inc., 6.75% due 1/09/2038                          122,556
                                               405,000     Time Warner Companies, Inc., 9.125% due 1/15/2013                468,906
                                               190,000     Time Warner Entertainment Co. LP, 8.375% due 7/15/2033           218,692
                                                                                                                       ------------
                                                                                                                          1,733,116
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                         125,000     Alcan, Inc., 5.75% due 6/01/2035                                 116,335
                                               265,000     Vale Overseas Ltd., 6.25% due 1/11/2016                          260,694
                                                                                                                       ------------
                                                                                                                            377,029
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.5%                         115,000     Consolidated Edison Co. of New York, 5.85%
                                                           due 3/15/2036                                                    112,578
                                               130,000     Dominion Resources, Inc., 5.95% due 6/15/2035                    119,859
                                               235,000     Pacific Gas & Electric Co., 6.05% due 3/01/2034                  229,967
                                               130,000     Puget Energy, Inc., 5.483% due 6/01/2035                         119,087
                                                                                                                       ------------
                                                                                                                            581,491
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.3%                      410,000     Xerox Corp., 6.40% due 3/15/2016                                 406,925
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 2.1%             145,000     Consolidated Natural Gas Co., 5% due 12/01/2014                  135,942
                                               175,000     Enterprise Products Operating LP Series B,
                                                           5.75% due 3/01/2035                                              155,694

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
Industry                                        Amount     Corporate Bonds                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      USD      219,000     Kern River Funding Corp., 4.893% due 4/30/2018 (a)          $    211,633
                                               135,000     Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                  132,905
                                               750,000     Pemex Project Funding Master Trust, 6.21%
                                                           due 6/15/2010 (a)(b)                                             769,875
                                               185,000     Petro-Canada, 5.95% due 5/15/2035                                176,349
                                               150,000     Talisman Energy, Inc., 5.85% due 2/01/2037                       141,008
                                                80,000     Texaco Capital, Inc., 8.625% due 6/30/2010                        90,166
                                               460,000     Ultramar Diamond Shamrock Corp., 6.75% due 10/15/2037            486,130
                                               160,000     XTO Energy, Inc., 6.10% due 4/01/2036                            155,709
                                                                                                                       ------------
                                                                                                                          2,455,411
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                 275,000     Celulosa Arauco y Constitucion SA, 8.625% due 8/15/2010          303,237
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%                         190,000     Wyeth, 6% due 2/15/2036                                          185,601
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.5%                             120,000     Developers Diversified Realty Corp., 5.375%
                                                           due 10/15/2012                                                   116,810
                                                90,000     Developers Diversified Realty Corp., 5.50%
                                                           due 5/01/2015                                                     86,643
                                               165,000     Nationwide Health Properties, Inc., 6.59%
                                                           due 7/07/2038                                                    166,645
                                               240,000     Westfield Capital Corp. Ltd., 5.125% due
                                                           11/15/2014 (a)                                                   229,094
                                                                                                                       ------------
                                                                                                                            599,192
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                             415,000     BNSF Funding Trust I, 6.613% due 12/15/2055 (b)                  406,791
                                                95,000     Canadian National Railway Co., 6.90% due 7/15/2028               106,656
                                               140,000     Norfolk Southern Corp., 7.05% due 5/01/2037                      157,741
                                                                                                                       ------------
                                                                                                                            671,188
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%                                280,000     Oracle Corp., 5.25% due 1/15/2016 (a)                            268,602
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                     137,000     AT&T Wireless Services, Inc., 8.75% due 3/01/2031                173,517
Services - 0.4%                                135,000     America Movil SA de CV, 6.375% due 3/01/2035                     126,931
                                               125,000     Sprint Capital Corp., 8.75% due 3/15/2032                        156,282
                                                                                                                       ------------
                                                                                                                            456,730
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Corporate Bonds  (Cost - $29,577,515) - 24.3%           28,939,492
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                      EUR      596,000     Bundesobligation Series 143, 3.50% due 10/10/2008                723,231
                                      USD      405,000     Mexico Government International Bond,
                                                           9.875% due 2/01/2010                                             461,700
                                               130,000     Mexico Government International Bond, 6.375%
                                                           due 1/16/2013                                                    133,250
                                               115,000     Mexico Government International Bond, 5.875%
                                                           due 1/15/2014                                                    114,195
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Foreign Government Obligations
                                                           (Cost - $1,403,024) - 1.2%                                     1,432,376
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.8%                        150,000     BAC Capital Trust VI, 5.625% due 3/08/2035                       139,407
                                               300,000     HSBC Finance Capital Trust IX, 5.911% due 11/30/2035 (b)         294,340
                                               190,000     MUFG Capital Finance 1 Ltd., 6.346% due 7/29/2049                188,315
                                               310,000     USB Capital IX, 6.189% (b)(i)                                    307,267
                                                                                                                       ------------
                                                                                                                            929,329
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%                      125,000     Alabama Power Capital Trust V, 5.50% due 10/01/2042 (b)          123,822
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%             150,000     Pemex Project Funding Master Trust, 7.375% due 12/15/2014        160,125
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Capital Trusts   (Cost - $1,230,844) - 1.0%              1,213,276
-----------------------------------------------------------------------------------------------------------------------------------
                                                Shares
                                                  Held     Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.4%                9,000     Fannie Mae, 7%                                                   484,032
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Preferred Stocks   (Cost - $500,625) - 0.4%                484,032
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
Industry                                        Amount     Trust Preferred                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.7%            USD      785,000     RC Trust I, 7% due 5/15/2006                                $    779,212
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Trust Preferred   (Cost - $788,081) - 0.7%                 779,212
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Preferred Securities  (Cost - $2,519,550) - 2.1%         2,476,520
-----------------------------------------------------------------------------------------------------------------------------------
State                                                      Municipal Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 0.2%                                   280,000     Dallas, Texas, General Obligation, Series C, 5.25%
                                                           due 2/15/2024                                                    278,824
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Municipal Bonds   (Cost - $280,000) - 0.2%                 278,824
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper** - 13.2%                   6,000,000     BellSouth Corp., 4.75% due 4/05/2006                           5,998,417
                                             6,000,000     Cancara Asset Securitization Ltd., 4.77% due 4/12/2006         5,992,845
                                             3,700,000     Variable Funding Capital Corp., 4.83% due 4/03/2006            3,700,000
                                                                                                                       ------------
                                                                                                                         15,691,262
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations ** - 3.8%        4,500,000     Federal Home Loan Bank System, 4.63% due 3/31/2006             4,500,000
-----------------------------------------------------------------------------------------------------------------------------------
                                       Beneficial Interest
-----------------------------------------------------------------------------------------------------------------------------------
                                      USD    5,068,750     Merrill Lynch Liquidity Series,
                                                           LLC Money Market Series, 4.75% (b)(e)(h)                       5,068,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities
                                                           (Cost - $25,260,012) - 21.2%                                  25,260,012
-----------------------------------------------------------------------------------------------------------------------------------
                                             Number of
                                           Contracts++     Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                                6     Pay a fixed rate of 5.95% and receive a floating rate
                                                           based on 3-month LIBOR, expiring April 2007, Broker
                                                           JPMorgan Chase Bank (j)                                           62,262
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Options Purchased
                                                           (Premiums Paid - $57,030) - 0.0%                                  62,262
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments  (Cost - $142,111,836) - 118.0%            140,705,053
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Written                                  4     Receive a fixed rate of 6.07% and pay a floating rate
                                                           based on 3-month LIBOR, expiring April 2007, Broker
                                                           JPMorgan Chase Bank (j)                                          (76,465)
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Options Written
                                                           (Premiums Received- $57,030 ) - (0.1%)                           (76,465)
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments, Net of Options Written,
                                                           (Cost - $142,054,806*)  - 117.9%                             140,628,588
                                                           Liabilities in Excess of Other Assets - (17.9%)              (21,387,640)
                                                                                                                       ------------
                                                           Net Assets - 100.0%                                         $119,240,948
                                                                                                                       ============

 * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                  $142,272,766
                                                      ============
      Gross unrealized appreciation                   $    286,366
      Gross unrealized depreciation                     (1,930,544)
                                                      ------------
      Net unrealized depreciation                     $ (1,644,178)
                                                      ============

** Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.

 + Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of the prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

++    One contract represents a notional amount of $1,000,000.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b)   Floating rate security.

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)
--------------------------------------------------------------------------------

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(e) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net      Interest
      Affiliate                                             Activity     Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
        LLC Money Market Series                            $ (68,750)    $2,043
      --------------------------------------------------------------------------

(f)   Convertible security.

(g) Restricted securities as to resale, representing 1.3% of net assets were as follows:

      --------------------------------------------------------------------------
                                         Acquisition
      Issue                                 Date           Cost         Value
      --------------------------------------------------------------------------
      Sigma Finance Corp.,
       7.249% due 8/15/2011               2/13/2004     $1,000,000    $1,000,000
      Sigma Finance Corp.,
      7.46% due 3/31/2014                 3/26/2004        500,000       500,638
      --------------------------------------------------------------------------
      Total                                             $1,500,000    $1,500,638
                                                        ========================

(h)   Security was purchased with the cash proceeds from securities loans.

(i)   The security is a perpetual bond and has no stated maturity date.

(j) This European style swaption, which can be exercised only on the expiration date represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(k)   Security, or portion of security, is on loan.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Financial futures contracts purchased as of March 31, 2006 were as follows:

      -------------------------------------------------------------------------------------------
      Number of                                        Expiration       Face         Unrealized
      Contracts                  Issue                    Date          Value       Appreciation
      -------------------------------------------------------------------------------------------
          46          Five-Year U.S. Treasury Note     June 2006     $ 4,830,835      $(26,710)
      -------------------------------------------------------------------------------------------

o     Financial futures contracts sold as of March 31, 2006 were as follows:

      -------------------------------------------------------------------------------------------
      Number of                                        Expiration       Face         Unrealized
      Contracts                  Issue                    Date          Value       Appreciation
      -------------------------------------------------------------------------------------------
          40          Two-Year U.S. Treasury Bond      June 2006     $ 8,171,750      $ 17,375
         189          10-Year U.S. Treasury Note       June 2006     $20,349,018       241,190
          21          30-Year U.S. Treasury Bond       June 2006     $ 2,370,814        78,533
      -------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                   $337,098
                                                                                      ========

o     Forward foreign exchange contracts as of March 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Foreign                                        Settlement      Unrealized
      Currency Sold                                     Date        Depreciation
      --------------------------------------------------------------------------
      EUR 616,985                                    April 2006       $(5,252)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts
      - Net (USD Commitment - $741,665)                               $(5,252)
                                                                      =======

o     Currency Abbreviations:

      EUR                       Euro
      USD                       U.S. Dollar

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
o     Swaps entered into as of March 31, 2006 were as follows:
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Notional                       Unrealized
                                                                                          Amount                       Appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return based on the change in the
since inception return of the Lehman Brothers MBS Fixed
Rate Index and pay a floating rate based on 1-month LIBOR
Broker, Lehman Brothers Special Finance
Expires April 2006                                                                      $ 4,700,000                            --

Receive (pay) a variable return based on the change in the
since inception return of the Lehman Brothers US Agency
Index and pay a floating rate based on 1-month LIBOR
minus 0.05%
Broker, Lehman Brothers Special Finance
Expires April 2006                                                                      $ 3,450,000                            --

Receive (pay) a variable return based on the change in the
since inception return of the Lehman Brothers U.S. Treasury
Index and pay a floating rate based on 1-month LIBOR
minus 0.12%
Broker, Lehman Brothers Special Finance
Expires May 2006                                                                        $ 6,700,000                            --

Receive (pay) a variable return based on the change in the
since inception return of the Lehman Brothers MBS Fixed
Rate Index and pay a floating rate based on 1-month LIBOR
minus 0.01%
Broker, UBS Warburg
Expires May 2006                                                                        $ 9,700,000                            --

Receive (pay) a variable return based on the change in the
since inception return of the Lehman Brothers MBS Fixed
Rate Index and pay a floating rate based on 1-month LIBOR
minus 0.03%
Broker, UBS Warburg
Expires June 2006                                                                       $ 9,550,000                            --

Receive (pay) a variable return based on the change in the
since inception return of the Lehman Brothers U.S. Treasury
Index and pay a floating rate based on 1-month LIBOR
minus 0.13%
Broker, Lehman Brothers Special Finance
Expires August 2006                                                                     $ 6,300,000                            --

Receive (pay) a variable return  based on the change in the
since inception return of the Lehman Brothers U.S. Treasury
Index and pay a floating rate based on 1-month LIBOR
minus 0.13%
Broker, Lehman Brothers Special Finance
Expires January 2007                                                                    $ 3,600,000                            --

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Notional                       Unrealized
                                                                                          Amount                       Appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Bought credit default protection on Aon Corp. and pay 0.37%
Broker, Morgan Stanley Capital Services, Inc.
Expires January 2007                                                                    $   285,000                     $    (677)

Pay a fixed rate of 2.8025% and receive a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase Bank
Expires January 2007                                                                    $   285,000                         5,421

Receive a fixed rate of 4.095% and pay a floating rate based on 3-month LIBOR
Broker, Citibank N.A
Expires September 2007                                                                  $10,000,000                      (164,479)

Sold credit default protection on Sprint Capital Corp.
and receive 1.50%
Broker, Morgan Stanley Capital Services, Inc.
Expires September 2008                                                                  $   430,000                        13,852

Sold credit default protection on Comcast Cable
Communications, Inc. and receive 1.15%
Broker, Morgan Stanley Capital Services, Inc.
Expires September 2008                                                                  $   430,000                         9,927

Receive a fixed rate of 3.401% and pay 3.875% on Treasury
Inflation Protected Securities (TIPS) adjusted principal
Broker, JPMorgan Chase Bank
Expires January 2009                                                                    $   879,000                       (19,323)

Sold credit default protection on Raytheon Co.
and receive 0.73%
Broker, JPMorgan Chase Bank
Expires March 2009                                                                      $   160,000                         2,639

Bought credit default protection on Boeing Capital Corp.
and pay 0.48%
Broker, JPMorgan Chase Bank
Expires March 2009                                                                      $   160,000                        (1,800)

Sold credit default protection on Nextel Communications, Inc.
Class A and receive 1.72%
Broker, JPMorgan Chase Bank
Expires September 2009                                                                  $   310,000                        15,373

Bought credit default protection on Hewlett-Packard Co.
and pay 0.31%
Broker, Lehman Brothers Special Finance
Expires December 2009                                                                   $   315,000                        (2,112)

Bought credit default protection on Petroleos
Mexicanos and pay 1.09%
Broker, Lehman Brothers Special Finance
Expires December 2009                                                                   $   630,000                        (9,106)

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                                                         Notional                     Appreciation
                                                                                          Amount                     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Sold credit default protection on Mexico Government
International Bond and receive 0.92%
Broker, Lehman Brothers Special Finance
Expires December 2009                                                                   $   630,000                     $   8,024

Bought credit default protection on Morgan Stanley
and pay 0.47%
Broker, HSBC Bank USA
Expires June 2010                                                                       $   150,000                        (1,599)

Bought credit default protection on Valero Energy Corp.
and pay 1.03%
Broker, Deutsche Bank A.G
Expires June 2010                                                                       $   150,000                        (4,220)

Bought credit default protection on Devon Energy Corp.
and pay 0.48%
Broker, Deutsche Bank A.G
Expires June 2010                                                                       $   300,000                        (3,314)

Sold credit default protection on BellSouth Corp.
and receive 0.26%
Broker, Lehman Brothers Special Finance
Expires June 2010                                                                       $   145,000                           553

Bought credit default protection on Devon Energy Corp.
and pay 0.50%
Broker, Lehman Brothers Special Finance
Expires June 2010                                                                       $   300,000                        (3,542)

Bought credit default protection on Valero Energy Corp.
and pay 1.00%
Broker, Lehman Brothers Special Finance
Expires June 2010                                                                       $   150,000                        (4,220)

Bought credit default protection on Goldman Sachs Group, Inc.
and pay 0.45%
Broker, Lehman Brothers Special Finance
Expires June 2010                                                                       $   145,000                        (1,491)

Bought credit default protection on JPMorgan Chase & Co.
and pay 0.44%
Broker, Morgan Stanley Capital Services, Inc.
Expires June 2010                                                                       $   145,000                        (1,547)

Sold credit default protection on Wells Fargo & Co.
and receive 0.195%
Broker, Deutsche Bank A.G
Expires June 2010                                                                       $   145,000                           581

Sold credit default protection on Dow Jones CDX North
America Investment Grade Index Series 4 and receive 0.40%
Broker, Lehman Brothers Special Finance
Expires June 2010                                                                       $ 1,470,000                         5,270

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                                                         Notional                     Appreciation
                                                                                          Amount                     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Sold credit default protection on CSX Corp. and receive 0.34%
Broker, JPMorgan Chase Bank
Expires December 2010                                                                   $   295,000                     $   1,289

Bought credit default protection on Sara Lee Corp.
and pay 0.57%
Broker, Lehman Brothers Special Finance
Expires December 2010                                                                   $   295,000                          (893)

Bought credit default protection on Brunswick Corp.
and pay 0.60%
Broker, JPMorgan Chase Bank
Expires December 2010                                                                   $   295,000                        (1,646)

Bought credit default protection on ConAgra Foods, Inc.
and pay 0.57%
Broker, Lehman Brothers Special Finance
Expires December 2010                                                                   $   295,000                        (1,841)

Bought credit default protection on HJ Heinz Co. and pay 0.37%
Broker, UBS Warburg
Expires December 2010                                                                   $   295,000
                                                                                                                            2,325

Bought credit default protection on CVS Corp. and pay 0.48%
Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                                   $   295,000                        (3,311)

Bought credit default protection on RadioShack
Corp. and pay 1.16% Broker, UBS Warburg
Expires December 2010                                                                   $   295,000                          (530)

Sold credit default protection on Goodrich Corp.
and receive 0.44%
Broker, UBS Warburg
Expires December 2010                                                                   $   295,000                           442

Bought credit default protection on Campbell Soup Co.
and pay 0.26%
Broker, UBS Warburg
Expires December 2010                                                                   $   295,000                          (978)

Bought credit default protection on Kohl's Corp. and pay 0.39%
Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                                   $   295,000                        (2,069)

Bought credit default protection on TJX Cos., Inc. and pay 0.57%
Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                                   $   295,000                        (4,492)

Bought credit default protection on Limited Brands, Inc.
and pay 1.065%
Broker, UBS Warburg
Expires December 2010                                                                   $   295,000                        (6,048)

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                                                         Notional                     Appreciation
                                                                                          Amount                     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Sold credit default protection on Lehman Brothers
Holdings, Inc. and receive .271%
Broker, UBS Warburg
Expires December 2010                                                                   $ 1,470,000                     $     649

Sold credit default protection on Dow Jones CDX North
America Investment Grade Index Series 5 and receive 0.45%
Broker, Deutsche Bank A.G
Expires December 2010                                                                   $ 1,470,000                         2,896

Bought credit default protection on Dow Jones CDX North
America Investment Grade Index Series 5 and pay 0.55%
Broker, Lehman Brothers Special Finance
Expires December 2010                                                                   $ 1,470,000
                                                                                                                           (8,524)

Bought credit default protection on Dow Jones CDX North
America Investment Grade Index Series 5 and pay 0.45%
Broker, JPMorgan Chase Bank
Expires December 2010                                                                   $   735,000                        (2,763)

Sold credit default protection on Dow Jones CDX North
America Investment Grade Index Series 5 and receive 0.45%
Broker, Lehman Brothers Special Finance
Expires December 2010                                                                   $ 1,465,000
                                                                                                                            3,546

Sold credit default protection on Dow Jones CDX North
America Investment Grade High Volatility Index Series
5 and receive 0.85%
Broker, Lehman Brothers Special Finance
Expires December 2010                                                                   $   735,000                         7,258

Receive a fixed rate of 4.17% and pay 3.50% on Treasury
Inflation Protected Securities (TIPS) adjusted principal
Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011                                                                    $   750,000                       (32,005)

Bought credit default protection on Kohl's Corp. and pay 0.43%
Broker, Lehman Brothers Special Finance
Expires March 2011                                                                      $   295,000
                                                                                                                           (2,500)

Bought credit default protection on Campbell Soup Co.
and pay 0.25%
Broker, Lehman Brothers Special Finance
Expires March 2011                                                                      $   295,000                          (766)

Bought credit default protection on Sara Lee Corp.
and pay 0.604%
Broker, JPMorgan Chase Bank
Expires March 2011                                                                      $   295,000                        (1,088)

Bought credit default protection on Limited Brands, Inc.
and pay 0.73%
Broker, Lehman Brothers Special Finance
Expires March 2011                                                                      $   295,000                        (1,340)

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                                                         Notional                     Appreciation
                                                                                          Amount                     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Sold credit default protection on Cytec Industries, Inc.
and receive 0.85%
Broker, Morgan Stanley Capital Services, Inc.
Expires March 2011                                                                      $   285,000                     $   1,665

Sold credit default protection on Federated Department Stores,
Inc. and receive 0.38%
Broker, JPMorgan Chase Bank
Expires March 2011                                                                      $   295,000                           638

Receive a floating rate based on 1-month LIBOR plus 0.47%,
which is capped at a fixed coupon of 6.0%, and pay a floating rate based on 1-month LIBOR
Broker, Credit Suisse First Boston Corporation
Expires June 2011                                                                       $ 6,500,000                       (13,155)

Receive a fixed rate of 4.95% and pay a floating rate based
on 3-month LIBOR
Broker, JPMorgan Chase Bank
Expires April 2017                                                                      $ 1,340,000                       (34,944)

Pay a fixed rate of 5.11% and receive a floating rate based
on 3-month LIBOR
Broker, JPMorgan Chase Bank
Expires April 2037                                                                      $ 1,270,000                        52,953
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                   $(201,022)
                                                                                                                        =========

FAM Series Fund, Inc. - Mercury Fundamental Growth Strategy Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                Shares
Industry                                          Held     Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 5.1%                      70,800     Boeing Co.                                                  $  5,517,444
                                                62,000     Lockheed Martin Corp.                                          4,658,060
                                                51,000     United Technologies Corp.                                      2,956,470
                                                                                                                       ------------
                                                                                                                         13,131,974
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.2%                                53,600     PepsiCo, Inc.                                                  3,097,544
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 4.3%                            90,500     Amgen, Inc. (c)                                                6,583,875
                                                67,200     Genzyme Corp. (c)                                              4,517,184
                                                                                                                       ------------
                                                                                                                         11,101,059
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.6%                          44,800     Franklin Resources, Inc.                                       4,221,952
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 8.8%                                77,400     Air Products & Chemicals, Inc.                                 5,200,506
                                               153,700     The Dow Chemical Co.                                           6,240,220
                                                90,500     E.I. du Pont de Nemours & Co.                                  3,820,005
                                               100,600     Nalco Holding Co. (c)                                          1,780,620
                                               103,700     Praxair, Inc.                                                  5,719,055
                                                                                                                       ------------
                                                                                                                         22,760,406
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.6%                         86,900     Bank of America Corp.                                          3,957,426
                                                   262     Sumitomo Mitsui Financial Group, Inc.                          2,886,685
                                                                                                                       ------------
                                                                                                                          6,844,111
-----------------------------------------------------------------------------------------------------------------------------------
Communications                                 111,300     Telefonaktiebolaget LM Ericsson (a)(d)                         4,198,236
Equipment - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Construction &                                  10,900     Fluor Corp.                                                      935,220
Engineering - 0.6%                               8,400     Jacobs Engineering Group, Inc. (c)                               728,616
                                                                                                                       ------------
                                                                                                                          1,663,836
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                           69,200     Citigroup, Inc.                                                3,269,008
Services - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                              76,700     Baker Hughes, Inc. (d)                                         5,246,280
Services - 14.0%                                62,900     Grant Prideco, Inc. (c)                                        2,694,636
                                               102,800     Halliburton Co. (d)                                            7,506,456
                                                61,100     National Oilwell Varco, Inc. (c)(d)                            3,917,732
                                                70,800     Schlumberger Ltd.                                              8,961,156
                                                99,100     Transocean, Inc. (c)(d)                                        7,957,730
                                                                                                                       ------------
                                                                                                                         36,283,990
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                           89,900     Alcon, Inc.                                                    9,372,974
& Supplies - 4.8%                               58,700     Medtronic, Inc.                                                2,979,025
                                                                                                                       ------------
                                                                                                                         12,351,999
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                           72,400     Caremark Rx, Inc.                                              3,560,632
& Services - 7.8%                               14,000     Covance, Inc. (c)                                                822,500
                                                42,000     Sierra Health Services, Inc. (c)                               1,709,400
                                               113,400     UnitedHealth Group, Inc.                                       6,334,524
                                               100,100     WellPoint, Inc. (c)                                            7,750,743
                                                                                                                       ------------
                                                                                                                         20,177,799
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                          162,100     Starbucks Corp. (c)                                            6,101,444
Leisure - 3.9%                                  12,100     Station Casinos, Inc.                                            960,377
                                                63,900     Yum! Brands, Inc.                                              3,122,154
                                                                                                                       ------------
                                                                                                                         10,183,975
-----------------------------------------------------------------------------------------------------------------------------------
Household Products -  4.0%                     179,100     Procter & Gamble Co.                                          10,319,742
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 4.7%                              54,400     Cognizant Technology Solutions Corp. (c)                       3,236,256
                                                42,600     Hewitt Associates, Inc. Class A (c)                            1,266,924
                                                41,400     Infosys Technologies Ltd.                                      2,769,151
                                               177,700     Satyam Computer Services Ltd.                                  3,386,129
                                                36,600     Tata Consultancy Services Ltd.                                 1,572,038
                                                                                                                         12,230,498

FAM Series Fund, Inc. - Mercury Fundamental Growth Strategy Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                Shares
Industry                                          Held     Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                                     104,600     3M Co.                                                      $  7,917,174
Conglomerates - 7.2%                           307,700     General Electric Co.                                          10,701,806
                                                                                                                       ------------
                                                                                                                         18,618,980
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog                             113,600     eBay, Inc. (c)                                                 4,437,216
Retail - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                              5,800     Google, Inc. Class A (c)                                       2,262,000
Services - 2.8%                                155,500     Yahoo!, Inc. (c)                                               5,016,430
                                                                                                                       ------------
                                                                                                                          7,278,430
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.4%                                65,000     Caterpillar, Inc.                                              4,667,650
                                                61,600     ITT Industries, Inc.                                           3,463,152
                                               101,200     Pall Corp.                                                     3,156,428
                                                                                                                       ------------
                                                                                                                         11,287,230
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.3%                                   120,400     Walt Disney Co.                                                3,357,956
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                          228,300     Exxon Mobil Corp.                                             13,894,338
Fuels - 8.9%                                    45,500     Sunoco, Inc.                                                   3,529,435
                                                93,500     Valero Energy Corp.                                            5,589,430
                                                                                                                       ------------
                                                                                                                         23,013,203
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%                          37,400     MGI Pharma, Inc. (c)                                             654,500
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.3%                        230,350     Staples, Inc.                                                  5,878,532

-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                            101,500     Coach, Inc. (c)                                                3,509,870
Luxury Goods - 2.5%                             35,400     Nike, Inc. Class B                                             3,012,540
                                                                                                                       ------------
                                                                                                                          6,522,410
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.7%                                  63,600     Altria Group, Inc.                                             4,506,696
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks
                                                           (Cost - $213,944,188) - 99.4%                                257,391,282
-----------------------------------------------------------------------------------------------------------------------------------
                                            Beneficial
                                              Interest     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                           $ 1,245,458     Merrill Lynch Liquidity Series,
                                                           LLC Cash Sweep Series I, 4.56% (b)(f)                          1,245,458
                                            21,227,100     Merrill Lynch Liquidity Series,
                                                           LLC Money Market Series, 4.75% (b)(e)(f)                      21,227,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total  Short-Term Securities
                                                           (Cost - $22,472,558) - 8.7%                                   22,472,558
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments  (Cost - $236,416,746*) - 108.1%           279,863,840
                                                           Liabilities In Excess of Other Assets - (8.1%)               (20,979,433)
                                                                                                                       ------------
                                                           Net Assets - 100.0%                                         $258,884,407
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                  $236,481,612
                                                      ============
      Gross unrealized appreciation                   $ 47,047,321
      Gross unrealized depreciation                     (3,665,093)
                                                      ------------
      Net unrealized appreciation                     $ 43,382,228
                                                      ============

(a)   Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net        Interest
      Affiliate                                         Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                         $ (8,284,455)    $62,122

      Merrill Lynch Liquidity Series,
      LLC Money Market Series                         $(10,203,550)    $ 7,088
      --------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Fundamental Growth Strategy Portfolio
Schedule of Investments as of March 31, 2006
--------------------------------------------------------------------------------

(c)   Non-income producing security.

(d)   Security, or a portion of security, is on loan.

(e)   Security was purchased with the cash proceeds from securities loans.

(f)   Variable rate security.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Australia - 1.1%    Beverages - 0.1%                               21,200   Coca-Cola Amatil Ltd.                        $   109,293
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                          8,200   Macquarie Bank Ltd.                              378,184
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.5%                         25,000   BHP Billiton Ltd.                                499,134
                                                                   13,000   Newcrest Mining Ltd.                             216,724
                                                                    8,500   Rio Tinto Ltd.                                   477,903
                                                                   20,200   Zinifex Ltd.                                     137,410
                                                                                                                         -----------
                                                                                                                           1,331,171
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%             18,400   Excel Coal Ltd.                                   98,401
                                                                    4,000   Woodside Petroleum Ltd.                          129,718
                                                                                                                         -----------
                                                                                                                             228,119
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.3%           39,000   Macquarie Airports                                93,716
                                                                  225,000   Macquarie Infrastructure Group                   611,260
                                                                   47,500   Transurban Group                                 228,282
                                                                                                                         -----------
                                                                                                                             933,258
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Australia               2,980,025
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.1%      Leisure Equipment & Products - 0.1%            13,524   AGFA-Gevaert NV                                  257,276
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Belgium                   257,276
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.2%      Insurance - 0.2%                                6,000   IPC Holdings, Ltd.                               168,300
                                                                   11,900   Platinum Underwriters Holdings Ltd.              346,290
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Bermuda                   514,590
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.4%       Airlines - 0.0%                                 3,100   Gol - Linhas Aereas Inteligentes SA (a)           83,080
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                               17,500   Braskem SA                                       129,964
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.0%                         1,200   Uniao de Bancos Brasileiros SA (a)                88,692
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%              10,400   Obrascon Huarte Lain Brasil SA (f)               130,803
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                       2,200   Cia Energetica de Minas Gerais (a)(f)            100,034
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                            4,300   Cosan SA Industria e Comercio (f)                293,983
                    ----------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.1%                6,400   Submarino SA                                     164,968
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                          7,400   Companhia Vale do Rio Doce
                                                                            (Preference 'A' Shares) (a)                      319,902
                                                                    6,400   Usinas Siderurgicas de Minas
                                                                            Gerais SA Preferred Class A                      236,617
                                                                                                                         -----------
                                                                                                                             556,519
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.6%             19,000   Petroleo Brasileiro SA (a)                     1,646,730
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                  1,700   Aracruz Celulose SA (a)                           89,998
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                                10,000   Totvs SA (f)                                     165,853
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%            2,500   All America Latina Logistica SA                  154,335
                    ----------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.0%                         10,100   Companhia de Saneamento de Minas Gerais (f)      112,140
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication Services - 0.0%     22,100   Vivo Participacoes SA (a)                         94,588
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Brazil                  3,811,687
------------------------------------------------------------------------------------------------------------------------------------
Canada - 1.5%       Chemicals - 0.1%                                6,500   Agrium Inc.                                      164,190
                    ----------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.1%                91,029   Nortel Networks Corp. (f)                        277,638
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.5%                         36,100   Alamos Gold, Inc. (f)                            292,427

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                    7,594   Barrick Gold Corp.                            $  206,861
                                                                  161,500   Bema Gold Corp. (f)                              714,332
                                                                   19,900   Kinross Gold Corp. (f)                           217,507
                                                                                                                          ----------
                                                                                                                           1,431,127
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.4%              3,000   Niko Resources Ltd.                              151,723
                                                                    6,800   Petro-Canada                                     322,805
                                                                    6,300   Suncor Energy, Inc. (a)                          485,226
                                                                    1,800   Talisman Energy, Inc.                             95,693
                                                                                                                          ----------
                                                                                                                           1,055,447
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                  7,300   Domtar, Inc.                                      51,937
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.4%                              5,300   CP Railway Ltd. (USD)                            264,841
                                                                   18,100   Canadian Pacific Railway Ltd.                    903,914
                                                                                                                          ----------
                                                                                                                           1,168,755
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Canada                  4,149,094
------------------------------------------------------------------------------------------------------------------------------------
China - 0.5%        Automobiles - 0.0%                            200,000   Denway Motors Ltd.                                77,965
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%                   540,000   Shanghai Electric Group Corp. (f)                227,904
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                                2,900   China Life Insurance Co. Ltd. (a)(f)             148,045
                                                                   33,000   Ping An Insurance Group Co. of China Ltd.         85,053
                                                                                                                          ----------
                                                                                                                             233,098
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%            221,400   China Shenhua Energy Co. Ltd. Class H (f)        389,455
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                            634,900   Guangshen Railway Co. Ltd.                       265,910
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%           98,300   Hainan Meilan International Airport Co., Ltd.     59,855
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in China                   1,254,187
------------------------------------------------------------------------------------------------------------------------------------
Finland - 0.4%      Communications Equipment - 0.1%                 6,600   Nokia Oyj (a)                                    136,752
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                      34,485   Fortum Oyj                                       868,865
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Finland                 1,005,617
------------------------------------------------------------------------------------------------------------------------------------
France - 2.0%       Automobiles - 0.4%                              7,064   Peugeot SA                                       444,524
                                                                    5,560   Renault SA                                       590,423
                                                                                                                          ----------
                                                                                                                           1,034,947
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.7%                        10,358   BNP Paribas                                      960,792
                                                                    1,035   BNP Paribas (f)                                   92,748
                                                                   24,209   Credit Agricole SA                               940,716
                                                                                                                          ----------
                                                                                                                           1,994,256
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%               3,945   Vinci SA                                         388,370
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.2%                 9,519   Carrefour SA                                     505,705
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.6%              4,411   Total SA                                       1,162,082
                                                                    3,500   Total SA (a)                                     461,055
                                                                                                                          ----------
                                                                                                                           1,623,137
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in France                  5,546,415
------------------------------------------------------------------------------------------------------------------------------------
Germany - 1.6%      Air Freight & Logistics - 0.2%                 23,259   Deutsche Post AG                                 582,362
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                         5,289   Deutsche Postbank AG                             383,263
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%               7,031   Hochtief AG                                   $  397,182
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  26,419   Deutsche Telekom AG                              445,038
                    Services - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                         202   E.ON AG                                           22,199
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.3%                 9,645   Siemens AG                                       899,207
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                                2,246   Allianz AG Registered Shares                     374,487
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.3%                         23,210   ThyssenKrupp AG                                  669,330
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.2%                          6,617   RWE AG                                           575,106
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Germany                 4,348,174
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.7%    Commercial Banks - 0.1%                        25,100   HSBC Holdings Plc Hong Kong Registered           420,174
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                      84,500   Cheung Kong Infrastructure Holdings Ltd.         268,423
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%                65,000   Hutchison Whampoa Ltd.                           595,984
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.3%                             28,000   Cheung Kong Holdings Ltd.                        296,784
                                                                   40,300   Sun Hung Kai Properties Ltd.                     409,240
                                                                   70,000   Wharf Holdings Ltd.                              257,093
                                                                                                                          ----------
                                                                                                                             963,117
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Hong Kong               2,247,698
------------------------------------------------------------------------------------------------------------------------------------
Hungary - 0.1%      Oil, Gas & Consumable Fuels - 0.1%              3,345   Mol Magyar Olaj-es Gazipari Rt.                  342,801
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Hungary                   342,801
------------------------------------------------------------------------------------------------------------------------------------
India - 2.4%        Automobiles - 0.2%                              8,000   Bajaj Auto Ltd.                                  493,095
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.8%                              117,000   Reliance Industries Ltd.                       2,090,458
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                        11,700   State Bank of India Ltd.                         254,150
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                 178,425   Gujarat Ambuja Cements Ltd.                      413,382
                    ----------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.0%                       132,500   Reliance Capital Ventures Ltd. (f)                73,884
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  18,000   Mahanagar Telephone Nigam                         74,238
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Household Products - 0.0%                      17,000   Hindustan Lever Ltd.                             103,873
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.3%                             13,000   Infosys Technologies Ltd.                        869,540
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%              4,100   Hindustan Petroleum Corp.                         29,707
                                                                  132,500   Reliance Energy Ventures Ltd. (f)                128,888
                                                                  132,500   Reliance Natural Resources Ltd. (f)               99,156
                                                                                                                          ----------
                                                                                                                             257,751
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                          3,100   Wockhardt Ltd.                                    35,243
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                              9,000   Container Corp. Of India                         298,889
                    ----------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.3%              23,000   Housing Development Finance Corp.                689,536
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                    132,500   Reliance Communication Ventures Ltd. (f)         918,417
                    Services - 0.3%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in India                   6,572,456
------------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.0%    Commercial Banks - 0.0%                       140,000   Bank Danamon Indonesia Tbk PT                     73,952
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Indonesia                  73,952
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.2%      Commercial Banks - 0.2%                        25,692   Allied Irish Banks Plc                        $  612,499
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Ireland                   612,499
------------------------------------------------------------------------------------------------------------------------------------
Israel - 0.4%       Communications Equipment - 0.3%                76,300   ECI Telecom Ltd. (a)(f)                          864,479
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                          5,034   Teva Pharmaceutical Industries Ltd. (a)          207,300
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                                 3,400   Ectel Ltd. (a)(f)                                 17,476
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Israel                  1,089,255
------------------------------------------------------------------------------------------------------------------------------------
Italy - 1.3%        Commercial Banks - 0.4%                        48,229   Capitalia SpA                                    400,381
                                                                   92,726   UniCredito Italiano SpA                          670,135
                                                                                                                          ----------
                                                                                                                           1,070,516
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.2%                      65,420   Enel SpA                                         552,595
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.2%             22,900   Saipem SpA                                       529,726
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                               10,639   Assicurazioni Generali SpA                       400,150
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.4%             32,191   ENI SpA                                          914,690
                                                                    2,750   ENI SpA (a)                                      156,695
                                                                                                                          ----------
                                                                                                                           1,071,385
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Italy                   3,624,372
------------------------------------------------------------------------------------------------------------------------------------
Japan - 9.4%        Auto Components - 0.1%                          9,500   Toyota Industries Corp.                          387,279
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.4%                              4,400   Honda Motor Co., Ltd.                            271,854
                                                                   35,000   Suzuki Motor Corp.                               802,399
                                                                                                                          ----------
                                                                                                                           1,074,253
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.4%                               18,600   Coca-Cola West Japan Co., Ltd.                   440,605
                                                                    2,000   Hokkaido Coca-Cola Bottling Co., Ltd.             13,052
                                                                   23,000   Kinki Coca-Cola Bottling Co., Ltd.               242,885
                                                                   28,500   Mikuni Coca-Cola Bottling Co., Ltd.              305,797
                                                                                                                          ----------
                                                                                                                           1,002,339
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.1%                       23,000   Asahi Glass Co., Ltd.                            342,885
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.2%                         31,000   Nomura Holdings, Inc.                            689,677
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.5%                               31,000   Asahi Kasei Corp.                                220,434
                                                                   12,000   Shin-Etsu Chemical Co., Ltd.                     649,886
                                                                   63,000   Sumitomo Chemical Co., Ltd.                      511,518
                                                                                                                          ----------
                                                                                                                           1,381,838
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.7%                        35,833   The Bank of Yokohama Ltd.                        292,762
                                                                       25   Mitsubishi UFJ Financial Group, Inc.             381,388
                                                                   53,900   Shinsei Bank Ltd.                                376,418
                                                                       80   Sumitomo Mitsui Financial Group, Inc.            881,431
                                                                                                                          ----------
                                                                                                                           1,931,999
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.4%              47,000   JGC Corp.                                        922,154
                                                                   52,000   Okumura Corp.                                    285,584
                                                                                                                          ----------
                                                                                                                           1,207,738
                    ----------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.2%                        11,900   Credit Saison Co., Ltd.                          656,573
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%             860   NCB Holdings Ltd.                                146,200
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                       7,500   Chubu Electric Power Co., Inc.                $  187,516
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.5%                    37,800   RHJ International (f)                            893,835
                                                                   18,600   RHJ International (e)                            438,923
                                                                                                                          ----------
                                                                                                                           1,332,758
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments - 0.3%      20,000   Hitachi Ltd.                                     141,198
                                                                    8,000   Murata Manufacturing Co., Ltd.                   540,385
                                                                                                                          ----------
                                                                                                                             681,583
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%                 4,500   Ministop Co., Ltd.                               106,598
                                                                   20,500   Seven & I Holdings Co., Ltd.                     809,645
                                                                                                                          ----------
                                                                                                                             916,243
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                           40,000   Ajinomoto Co., Inc.                              426,138
                                                                    6,000   House Foods Corp.                                 98,246
                                                                                                                          ----------
                                                                                                                             524,384
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.2%                          114,000   Tokyo Gas Co., Ltd.                              497,585
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                       3,800   Rinnai Corp.                                     113,688
                    ----------------------------------------------------------------------------------------------------------------
                    Household Products - 0.1%                      21,200   Rohto Pharmaceutical Co., Ltd.                   231,603
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 2.4%                              158,000   Aioi Insurance Co., Ltd.                       1,165,014
                                                                      115   Millea Holdings, Inc.                          2,270,955
                                                                  150,000   Mitsui Sumitomo Insurance Co., Ltd.            2,035,342
                                                                  138,000   Nipponkoa Insurance Co., Ltd.                  1,256,140
                                                                                                                          ----------
                                                                                                                           6,727,451
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.3%                                3,000   Fanuc Ltd.                                       288,075
                                                                   54,000   Kubota Corp.                                     581,236
                                                                                                                          ----------
                                                                                                                             869,311
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                   16,700   Toho Co., Ltd.                                   321,290
                    ----------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.3%                      14,000   Brother Industries Ltd.                          152,945
                                                                   11,000   Canon, Inc.                                      726,248
                                                                                                                          ----------
                                                                                                                             879,193
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.5%                         19,400   Shionogi & Co., Ltd.                             317,496
                                                                   16,000   Takeda Pharmaceutical Co., Ltd.                  909,908
                                                                   21,000   Tanabe Seiyaku Co., Ltd.                         232,265
                                                                                                                          ----------
                                                                                                                           1,459,669
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.2%                                101   Marco Polo Investment Holdings Ltd.              258,210
                                                                       48   NTT Urban Development Co.                        414,950
                                                                                                                          ----------
                                                                                                                             673,160
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.2%                                 50   East Japan Railway Co.                           369,523
                                                                       20   West Japan Railway Co.                            84,244
                                                                                                                          ----------
                                                                                                                             453,767
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                                     95   Japan Tobacco, Inc.                              333,333
                    ----------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.3%        38,400   Mitsubishi Corp.                                 872,210
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                        347   NTT DoCoMo, Inc.                             $   511,721
                    Services - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Japan                  26,407,246
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.5%     Diversified Telecommunication                  55,000   Telekom Malaysia Bhd                             139,624
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                     162,500   Tenaga Nasional Bhd                              370,612
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                          115,000   IOI Corp. Bhd                                    415,275
                    ----------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &                           Malakoff Bhd                                      47,202
                    Energy Traders - 0.0%                          19,000
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                                 22,000   British American Tobacco Malaysia Bhd            253,862
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%           76,400   PLUS Expressways Bhd                              57,459
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                     95,000   Maxis Communications Bhd                         224,403
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Malaysia                1,508,437
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.3%       Beverages - 0.1%                                3,900   Fomento Economico Mexicano SA de CV (a)          357,474
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                                   29,200   Grupo Televisa SA (a)                            581,080
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Mexico                    938,554
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.6%  Construction & Engineering - 0.0%               5,200   Chicago Bridge & Iron Co. NV                     124,800
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.4%          25,112   ING Groep NV CVA                                 990,695
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%                41,951   Koninklijke Ahold NV (f)                         329,479
                                                                    5,514   Koninklijke Ahold NV (a)(f)(m)                    43,009
                                                                                                                          ----------
                                                                                                                             372,488
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                            8,600   Koninklijke Wessanen NV CVA                      143,413
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Netherlands         1,631,396
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.2%  Diversified Financial Services - 0.1%          76,400   Guinness Peat Group Plc                          126,078
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  46,000   Telecom Corp. of New Zealand Ltd.                155,758
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                      22,700   Contact Energy Ltd.                              107,664
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in New Zealand               389,500
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.2%       Oil, Gas & Consumable Fuels - 0.2%             19,976   Statoil ASA                                      575,278
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Norway                    575,278
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.4%    Commercial Banks - 0.1%                        58,400   Oversea-Chinese Banking Corp.                    241,807
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 380,800   Singapore Telecommunications Ltd.                621,272
                    Services - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.1%       161,000   Parkway Holdings Ltd.                            244,761
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.5%                33,000   Fraser and Neave Ltd.                            403,794
                                                                  114,000   Keppel Corp. Ltd.                                972,221
                                                                                                                          ----------
                                                                                                                           1,376,015
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%             45,200   Pearl Energy Ltd. (f)                             55,308
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.3%                            154,000   CapitaLand Ltd.                                  460,625
                                                                  160,000   Keppel Land Ltd.                                 488,459
                                                                                                                          ----------
                                                                                                                             949,084
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%          189,470   SembCorp Logistics Ltd.                       $  207,250
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                    246,000   MobileOne Ltd.                                   357,260
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Singapore               4,052,757
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.1% Metals & Mining - 0.1%                         10,000   Gold Fields Ltd. (a)                             219,800
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%              2,700   Sasol Ltd.                                       102,052
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                  6,000   Sappi Ltd. (a)                                    88,500
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in South Africa              410,352
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.4%  Chemicals - 0.2%                               19,700   Samsung Fine Chemicals Co., Ltd.                 543,364
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                        16,000   Pusan Bank                                       233,829
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  48,000   KT Corp. (a)                                   1,022,400
                    Services - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.2%                      14,000   Korea Electric Power Corp.                       587,866
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%                    11,000   LS Cable Ltd.                                    407,554
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                            5,000   CJ Corp.                                         578,912
                                                                      400   Nong Shim Co., Ltd.                              111,974
                                                                                                                           ---------
                                                                                                                             690,886
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.5%                         23,000   POSCO (a)                                      1,467,400
                    ----------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                         3,500   Lotte Shopping Co. (a)(e)(f)                      71,682
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.1%         4,500   Cheil Industries, Inc.                           164,874
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.5%                                 25,000   KT&G Corp.                                     1,409,973
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                      1,300   SK Telecom Co., Ltd.                             257,552
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in South Korea             6,857,380
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.4%        Commercial Banks - 0.3%                        42,913   Banco Bilbao Vizcaya Argentaria SA               894,259
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%            8,500   Cintra Concesiones de Infraestructuras
                                                                            de Transporte SA                                 110,167
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Spain                   1,004,426
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.2%       Diversified Financial Services - 0.2%          29,171   Investor AB                                      529,620
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Sweden                    529,620
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.9%  Capital Markets - 0.5%                         22,485   Credit Suisse Group                            1,258,582
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                            1,930   Nestle SA Registered Shares                      571,535
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                                  946   Swiss Reinsurance Registered Shares               65,945
                                                                    2,435   Zurich Financial Services AG                     570,623
                                                                                                                          ----------
                                                                                                                             636,568
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Switzerland             2,466,685
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.5%       Building Products - 0.0%                       48,400   Taiwan Glass Industrial Corp.                     37,731
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                       289,730   SinoPac Financial Holdings Co., Ltd.             146,856
                                                                  228,908   Taishin Financial Holdings Co., Ltd.             126,254
                                                                                                                          ----------
                                                                                                                             273,110
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  41,000   Chunghwa Telecom Co Ltd.                          77,316
                    Services - 0.3%                                38,500   Chunghwa Telecom Co. Ltd. (a)                    754,215
                                                                                                                          ----------
                                                                                                                             831,531
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments - 0.1%     124,126   Delta Electronics, Inc.                       $  288,763
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                              147,000   Yungtay Engineering Co., Ltd.                     78,360
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Taiwan                  1,509,495
------------------------------------------------------------------------------------------------------------------------------------
Thailand - 1.0%     Commercial Banks - 0.3%                        19,000   Kasikornbank PCL                                  33,462
                                                                  407,500   Siam Commercial Bank PCL Foreign Shares          675,762
                                                                                                                          ----------
                                                                                                                             709,224
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                  62,000   Siam Cement PCL Foreign Shares                   408,073
                                                                   17,000   Siam City Cement PCL Foreign Shares              128,500
                                                                                                                          ----------
                                                                                                                             536,573
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments - 0.1%     223,000   Hana Microelectronics PCL                        173,435
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                           87,000   Thai Union Frozen Products PCL Foreign Shares     67,104
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                     861,000   Land and Houses PCL Foreign Shares               185,947
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.3%             24,000   PTT Exploration & Production PCL                 340,609
                                                                   90,000   PTT PCL                                          541,458
                                                                                                                          ----------
                                                                                                                             882,067
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%           99,000   Bangkok Expressway PCL Foreign Shares             57,524
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                     40,000   Advanced Info Service PCL Foreign Shares          94,100
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Thailand                2,705,974
------------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.2%                     70,845   BAE Systems Plc                                  517,034
Kingdom - 3.6%      ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                                4,400   Diageo Plc (a)                                   279,092
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.1%                        82,139   Barclays Plc                                     959,561
                                                                   57,782   HBOS Plc                                         963,167
                                                                   33,268   Royal Bank of Scotland Group Plc               1,080,812
                                                                                                                          ----------
                                                                                                                           3,003,540
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                           13,400   Cadbury Schweppes Plc                            536,000
                                                                   16,300   RHM Plc                                           76,549
                                                                                                                          ----------
                                                                                                                             612,549
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                               50,334   Aviva Plc                                        698,016
                                                                   51,898   Prudential Plc                                   600,880
                                                                                                                          ----------
                                                                                                                           1,298,896
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.6%             56,082   BP Plc                                           642,999
                                                                    2,000   BP Plc (a)                                       137,880
                                                                    5,300   Royal Dutch Shell Plc (a)                        329,978
                                                                   20,783   Royal Dutch Shell Plc Class B                    674,838
                                                                                                                          ----------
                                                                                                                           1,785,695
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                          5,300   GlaxoSmithKline Plc                              138,356
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                        57,598   Kesa Electricals Plc                             311,708
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.2%           39,597   BAA Plc                                          569,380
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                    526,986   Vodafone Group Plc                           $ 1,101,468
                    Services - 0.6%                                27,100   Vodafone Group Plc (a)                           566,390
                                                                                                                         -----------
                                                                                                                           1,667,858
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the United Kingdom     10,184,108
------------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.1%                      2,200   General Dynamics Corp.                           140,756
States - 23.4%                                                      3,000   Raytheon Co.                                     137,520
                                                                                                                         -----------
                                                                                                                             278,276
                    ----------------------------------------------------------------------------------------------------------------
                    Air Freight & Logistics - 0.1%                  2,100   FedEx Corp.                                      237,174
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.3%                                8,000   The Coca-Cola Co.                                334,960
                                                                    5,400   Constellation Brands, Inc. Class A (f)           135,270
                                                                    3,600   Molson Coors Brewing Co. Class B                 247,032
                                                                                                                         -----------
                                                                                                                             717,262
                    ----------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                            1,100   Amgen, Inc. (f)                                   80,025
                                                                    4,900   Senomyx, Inc. (f)                                 80,654
                                                                                                                         -----------
                                                                                                                             160,679
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                          8,600   The Bank of New York Co., Inc.                   309,944
                                                                   33,200   Knight Capital Group, Inc. Class A (f)           462,476
                                                                      500   Lehman Brothers Holdings, Inc.                    72,265
                                                                      600   Mellon Financial Corp.                            21,360
                                                                   10,100   Morgan Stanley                                   634,482
                                                                                                                         -----------
                                                                                                                           1,500,527
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                                6,350   E.I. du Pont de Nemours & Co.                    268,033
                                                                    4,500   Lyondell Chemical Co.                             89,550
                                                                    1,611   Tronox, Inc. Class B (f)                          27,366
                                                                                                                         -----------
                                                                                                                             384,949
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.6%                        12,519   Bank of America Corp.                            570,115
                                                                    8,050   Fifth Third Bancorp                              316,848
                                                                    4,400   Wachovia Corp.                                   246,620
                                                                    7,800   Wells Fargo & Co.                                498,186
                                                                                                                         -----------
                                                                                                                           1,631,769
                    ----------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 1.0%                59,700   3Com Corp. (f)                                   305,664
                                                                   75,200   Cisco Systems, Inc. (f)                        1,629,584
                                                                    3,400   Comverse Technology, Inc. (f)                     80,002
                                                                   14,300   Extreme Networks Inc. (f)                         71,786
                                                                   47,000   JDS Uniphase Corp. (f)                           195,990
                                                                   15,600   Lucent Technologies, Inc. (f)                     47,580
                                                                   14,100   Motorola, Inc.                                   323,031
                                                                    9,400   Tellabs, Inc. (f)                                149,460
                                                                                                                         -----------
                                                                                                                           2,803,097
                    ----------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.9%                 31,200   Adaptec, Inc. (f)                                172,536
                                                                   24,400   Brocade Communications Systems, Inc. (f)         162,992

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                   11,171   Hewlett-Packard Co.                           $  367,526
                                                                   11,200   International Business Machines Corp.            923,664
                                                                    9,500   Lexmark International, Inc. Class A (f)          431,110
                                                                   92,250   Sun Microsystems, Inc. (f)                       473,243
                                                                                                                          ----------
                                                                                                                           2,531,071
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 1.5%              45,199   Foster Wheeler Ltd. (f)                        2,138,365
                                                                   31,600   McDermott International, Inc. (f)              1,720,620
                                                                   13,100   Quanta Services, Inc. (f)                        209,862
                                                                                                                          ----------
                                                                                                                           4,068,847
                    ----------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.1%                  13,100   Crown Holdings, Inc. (f)                         232,394
                                                                   10,000   Smurfit-Stone Container Corp. (f)                135,700
                                                                                                                          ----------
                                                                                                                             368,094
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.3%           13,200   Career Education Corp. (f)                       498,036
                                                                   32,400   Corinthian Colleges, Inc. (f)                    466,560
                                                                                                                          ----------
                                                                                                                             964,596
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.5%          29,000   Citigroup, Inc.                                1,369,960
                                                                    3,800   JPMorgan Chase & Co.                             158,232
                                                                                                                          ----------
                                                                                                                           1,528,192
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  17,300   AT&T, Inc.                                       467,792
                    Services - 0.3%                                 5,700   BellSouth Corp.                                  197,505
                                                                    7,300   Cincinnati Bell, Inc. (f)                         32,996
                                                                    5,800   Verizon Communications, Inc.                     197,548
                                                                                                                          ----------
                                                                                                                             895,841
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.2%                       4,600   Mirant Corp. (f)                                 115,000
                                                                   11,700   PPL Corp.                                        343,980
                                                                                                                          ----------
                                                                                                                             458,980
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments - 0.1%      28,400   Sanmina-SCI Corp. (f)                            116,440
                                                                   23,300   Solectron Corp. (f)                               93,200
                                                                                                                          ----------
                                                                                                                             209,640
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 1.3%              1,200   Baker Hughes, Inc.                                82,080
                                                                    5,500   ENSCO International, Inc.                        282,975
                                                                   11,514   GlobalSantaFe Corp.                              699,476
                                                                    3,625   Halliburton Co.                                  264,697
                                                                   10,900   Key Energy Services, Inc. (f)                    166,225
                                                                    4,225   Maverick Tube Corp. (f)                          223,883
                                                                    1,800   National Oilwell Varco, Inc. (f)                 115,416
                                                                    3,600   Noble Corp.                                      291,960
                                                                    6,650   Rowan Cos., Inc.                                 292,334
                                                                    4,925   Schlumberger Ltd.                                623,357
                                                                    1,875   Tidewater, Inc.                                  103,556

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                    2,700   Todco Class A                                 $  106,407
                                                                    2,050   Transocean, Inc. (f)                             164,615
                                                                    3,600   Weatherford International Ltd. (f)               164,700
                                                                                                                          ----------
                                                                                                                           3,581,681
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.2%                 8,500   CVS Corp.                                        253,895
                                                                    3,600   Wal-Mart Stores, Inc.                            170,064
                                                                    4,300   Walgreen Co.                                     185,459
                                                                                                                          ----------
                                                                                                                             609,418
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                           10,200   ConAgra Foods, Inc.                              218,892
                                                                    7,900   Corn Products International, Inc.                233,603
                                                                    3,400   Ralcorp Holdings, Inc. (f)                       129,370
                                                                    5,700   Sara Lee Corp.                                   101,916
                                                                                                                          ----------
                                                                                                                             683,781
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%         5,600   Baxter International, Inc.                       217,336
                                                                    3,500   Boston Scientific Corp. (f)                       80,675
                                                                    2,800   Waters Corp. (f)                                 120,820
                                                                                                                          ----------
                                                                                                                             418,831
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.5%         2,800   AmerisourceBergen Corp.                          135,156
                                                                    7,700   HCA, Inc.                                        352,583
                                                                    2,000   Health Management Associates, Inc. Class A        43,140
                                                                   14,700   HealthSouth Corp. (f)                             73,353
                                                                    4,400   Humana, Inc. (f)                                 231,660
                                                                    4,700   Manor Care, Inc.                                 208,445
                                                                    1,000   Medco Health Solutions, Inc. (f)                  57,220
                                                                   22,200   Tenet Healthcare Corp. (f)                       163,836
                                                                    3,450   Triad Hospitals, Inc. (f)                        144,555
                                                                                                                          ----------
                                                                                                                           1,409,948
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.4%           22,100   McDonald's Corp.                                 759,356
                                                                    2,000   Panera Bread Co. Class A (f)                     150,360
                                                                    3,300   Wendy's International, Inc.                      204,798
                                                                                                                          ----------
                                                                                                                           1,114,514
                    ----------------------------------------------------------------------------------------------------------------
                    Household Products - 0.1%                       2,527   Procter & Gamble Co.                             145,606
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                              4,400   Automatic Data Processing, Inc.                  200,992
                    ----------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &                  15,400   The AES Corp. (f)                                262,724
                    Energy Traders - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 1.2%                70,500   General Electric Co.                           2,451,990
                                                                   28,832   Tyco International Ltd.                          775,004
                                                                                                                          ----------
                                                                                                                           3,226,994
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 1.9%                               11,100   ACE Ltd.                                         577,311
                                                                    6,500   The Allstate Corp.                               338,715

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                   29,400   American International Group, Inc.           $ 1,943,046
                                                                    4,200   Assurant, Inc.                                   206,850
                                                                    3,100   Bristol West Holdings, Inc.                       59,675
                                                                   11,400   Endurance Specialty Holdings Ltd.                371,070
                                                                    1,300   Hartford Financial Services Group, Inc.          104,715
                                                                    3,200   Marsh & McLennan Cos., Inc.                       93,952
                                                                    1,300   Prudential Financial, Inc.                        98,553
                                                                    6,200   RenaissanceRe Holdings Ltd.                      270,444
                                                                   14,622   The St. Paul Travelers Cos., Inc.                611,053
                                                                   12,300   XL Capital Ltd. Class A                          788,553
                                                                                                                         -----------
                                                                                                                           5,463,937
                    ----------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.1%             8,300   Mattel, Inc.                                     150,479
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                7,600   Navistar International Corp. (f)                 209,608
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                                    4,627   CBS Corp. Class B                                110,955
                                                                   15,545   Comcast Corp. Class A (f)                        406,657
                                                                    1,380   Discovery Holding Co. (f)                         20,700
                                                                    2,156   Liberty Global, Inc. (f)                          44,133
                                                                    2,156   Liberty Global, Inc. Series C (f)                 42,581
                                                                   14,000   Liberty Media Corp. Class A (f)                  114,940
                                                                    9,432   NTL, Inc.                                        274,566
                                                                   10,900   Time Warner, Inc.                                183,011
                                                                    3,100   Tribune Co.                                       85,033
                                                                    4,627   Viacom, Inc. Class B (f)                         179,528
                                                                                                                         -----------
                                                                                                                           1,462,104
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.6%                          4,900   AK Steel Holding Corp. (f)                        73,500
                                                                   28,600   Alcoa, Inc.                                      874,016
                                                                    3,800   Freeport-McMoRan Copper & Gold, Inc. Class B     227,126
                                                                    6,400   Inco Ltd. (f)                                    319,296
                                                                    1,300   United States Steel Corp.                         78,884
                                                                                                                         -----------
                                                                                                                           1,572,822
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 3.0%              1,500   Alon USA Energy, Inc.                             36,930
                                                                    6,100   Alpha Natural Resources, Inc. (f)                141,154
                                                                    1,600   Amerada Hess Corp.                               227,840
                                                                    3,700   Arch Coal, Inc.                                  280,978
                                                                   13,826   Chevron Corp.                                    801,493
                                                                   13,758   ConocoPhillips                                   868,818
                                                                    1,400   Consol Energy, Inc.                              103,824
                                                                    2,874   Devon Energy Corp.                               175,803
                                                                   90,100   El Paso Corp.                                  1,085,705
                                                                   27,543   Exxon Mobil Corp.                              1,676,267

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                    4,300   Foundation Coal Holdings, Inc.                $  176,902
                                                                   34,000   International Coal Group, Inc. (f)(m)            331,160
                                                                    1,300   James River Coal Co. (f)                          44,161
                                                                    7,988   Kerr-McGee Corp.                                 762,694
                                                                    9,100   Marathon Oil Corp.                               693,147
                                                                    3,150   Noble Energy, Inc.                               138,348
                                                                    5,500   Occidental Petroleum Corp.                       509,575
                                                                    9,600   Rosetta Resources, Inc. (f)                      172,416
                                                                    4,350   Stone Energy Corp. (f)                           191,965
                                                                    1,100   Williams Cos., Inc.                               23,529
                                                                                                                          ----------
                                                                                                                           8,442,709
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.2%                  8,400   Bowater, Inc.                                    248,472
                                                                   11,100   International Paper Co.                          383,727
                                                                                                                          ----------
                                                                                                                             632,199
                    ----------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.1%                        6,500   Avon Products, Inc.                              202,605
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.7%                          9,200   Abbott Laboratories                              390,724
                                                                    5,000   Andrx Corp. (f)                                  118,700
                                                                   18,500   Bristol-Myers Squibb Co.                         455,285
                                                                    5,800   Eli Lilly & Co.                                  320,740
                                                                   17,700   Johnson & Johnson                              1,048,194
                                                                   17,200   Merck & Co., Inc.                                605,956
                                                                   41,850   Pfizer, Inc.                                   1,042,902
                                                                   13,600   Schering-Plough Corp.                            258,264
                                                                   13,300   Valeant Pharmaceuticals International            210,805
                                                                    2,400   Watson Pharmaceuticals, Inc. (f)                  68,976
                                                                    8,200   Wyeth                                            397,864
                                                                                                                          ----------
                                                                                                                           4,918,410
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.2%                              3,500   Aames Investment Corp.                            19,880
                                                                   41,355   Friedman Billings Ramsey Group, Inc. Class A     387,910
                                                                    1,351   Prologis                                          72,279
                                                                    2,917   Ventas, Inc.                                      96,786
                                                                                                                          ----------
                                                                                                                             576,855
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 1.1%                             23,300   CSX Corp.                                      1,393,340
                                                                    7,200   Norfolk Southern Corp.                           389,304
                                                                   13,600   Union Pacific Corp.                            1,269,560
                                                                                                                          ----------
                                                                                                                           3,052,204
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                  5,186   Agere Systems, Inc. (f)                           77,997
                    Equipment - 0.3%                                5,700   Altera Corp. (f)                                 117,648
                                                                    7,400   Cirrus Logic, Inc. (f)                            62,752
                                                                   16,600   Intel Corp.                                      321,210

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                    9,800   Micron Technology, Inc. (f)                  $   144,256
                                                                    5,600   Photronics, Inc. (f)                             105,056
                                                                                                                         -----------
                                                                                                                             828,919
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 1.6%                                55,435   CA, Inc.                                       1,508,386
                                                                    6,500   Compuware Corp. (f)                               50,895
                                                                   73,400   Microsoft Corp.                                1,997,214
                                                                   62,800   Novell, Inc. (f)                                 482,304
                                                                    8,500   Symantec Corp. (f)                               143,055
                                                                   22,400   TIBCO Software, Inc. (f)                         187,264
                                                                                                                         -----------
                                                                                                                           4,369,118
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                         5,400   Home Depot, Inc.                                 228,420
                                                                   11,800   Pier 1 Imports, Inc.                             136,998
                                                                                                                         -----------
                                                                                                                             365,418
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.0%        37,700   Unifi, Inc. (f)                                  125,918
                    ----------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.2%               5,425   Fannie Mae                                       278,845
                                                                    5,575   Washington Mutual, Inc.                          237,607
                                                                                                                         -----------
                                                                                                                             516,452
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.2%                                  8,000   Altria Group, Inc.                               566,880
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.3%           29,500   Macquarie Infrastructure Co. Trust               958,750
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                      8,000   Alltel Corp.                                     518,000
                    Services - 0.3%                                15,950   Sprint Nextel Corp.                              412,148
                                                                                                                         -----------
                                                                                                                             930,148
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the United States      65,739,018
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks
                                                                            (Cost - $119,791,039) - 59.0%                165,340,324
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Mutual Funds
------------------------------------------------------------------------------------------------------------------------------------
Vietnam - 0.0%      Diversified Financial Services - 0.0%          42,418   Vietnam Enterprise Investments Ltd.
                                                                            Redeemable Shares (f)                            110,287
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Mutual Funds (Cost - $50,000) - 0.0%       110,287
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.2%    Commercial Banks - 0.2%                        12,200   National Australia Bank Ltd., 7.875% (k)         537,410
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in Australia              537,410
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%      Insurance - 0.0%                                1,500   IPC Holdings, Ltd., 7.25% (k)                     41,250
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in Bermuda                 41,250
------------------------------------------------------------------------------------------------------------------------------------
United              Diversified Telecommunication                   3,698   McLeodUSA, Inc. Series A, 2.50% (k)                    7
States - 0.5%       Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                                8,100   MetLife, Inc. Series B, 6.375% (k)               217,323
                                                                    8,000   XL Capital Ltd., 6.50% (k)                       177,440
                                                                                                                         -----------
                                                                                                                             394,763
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%                190   El Paso Corp., 4.99% (e)(k)                      205,461
                    ----------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.3%                   9   Fannie Mae, 5.375% (k)                           862,360
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in the United States    1,462,591
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks (Cost - $2,180,942)
                                                                              - 0.7%                                       2,041,251
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares
Country             Industry                                         Held   Warrants (d)                                    Value
------------------------------------------------------------------------------------------------------------------------------------
United              Capital Markets - 0.0%                         77,000   Deutsche Bank AG (expires 9/15/2006)           $  31,387
Kingdom - 0.0%      ----------------------------------------------------------------------------------------------------------------
                                                                            Total Warrants in the United Kingdom              31,387
------------------------------------------------------------------------------------------------------------------------------------
United              Communications Equipment - 0.0%                 6,168   Lucent Technologies, Inc. (expires 12/10/2007)     3,793
States - 0.0%       ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                     302   AboveNet, Inc. (expires 9/08/2008)                 2,718
                    Services - 0.0%                                   355   AboveNet, Inc. (expires 9/08/2010)                 3,195
                                                                    8,194   McLeodUSA, Inc. (expires 4/16/2007)                    8
                                                                                                                           ---------
                                                                                                                               5,921
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Warrants in the United States                9,714
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Warrants (Cost - $138,254) - 0.0%           41,101
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Rights
------------------------------------------------------------------------------------------------------------------------------------
France - 0.0%       Construction & Engineering - 0.0%               3,945   Vinci SA (o)                                       8,450
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Rights in France                             8,450
------------------------------------------------------------------------------------------------------------------------------------
United              Commercial Services & Supplies - 0.0%          18,100   Information Resources, Inc. (j)                   11,765
States - 0.0%       ----------------------------------------------------------------------------------------------------------------
                                                                            Total Rights in the United States                 11,765
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Rights (Cost - $30,408) - 0.0%              20,215
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Face
                                                                   Amount   Corporate Bonds
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.1%      Real Estate - 0.1%                    USD     200,000   Hongkong Land CB 2005 Ltd., 2.75%
                                                                            due 12/21/2012 (k)                               222,750
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in Bermuda                 222,750
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.1%       Commercial Banks - 0.0%                       100,000   Banco Nacional de Desenvolvimento Economico
                                                                            e Social, 5.727% due 6/16/2008 (b)                97,000
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                  USD     150,000   Cosan SA Industria e Comercio,
                                                                            9% due 11/01/2009 (e)                            159,750
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in Brazil                  256,750
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.1%       Metals & Mining - 0.0%                         30,000   Bema Gold Corp., 3.25% due 2/25/2011 (k)          33,417
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                    200,000   Rogers Wireless Communications, Inc., 8.035%
                    Services - 0.1%                                         due 12/15/2010 (b)                               206,500
                                                          CAD     100,000   Rogers Wireless Communications, Inc., 7.625%      93,220
                                                                            due 12/15/2011                                 ---------
                                                                                                                             299,720
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in Canada                  333,137
------------------------------------------------------------------------------------------------------------------------------------
Chile - 0.3%        Electric Utilities - 0.3%                   1,023,822   Empresa Electrica del Norte Grande SA,
                                                                            4% due 11/05/2017                                957,274
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in Chile                   957,274
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Face
Country             Industry                                       Amount   Corporate Bonds                                 Value
------------------------------------------------------------------------------------------------------------------------------------
China - 0.1%        Industrial                           USD      245,000   Beijing Enterprises Investment Ltd.,
                    Conglomerates - 0.1%                                    0% due 12/21/2010 (k)(p)                      $  269,194
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in China                   269,194
------------------------------------------------------------------------------------------------------------------------------------
Europe - 1.1%       Commercial Banks - 1.1%              EUR    1,400,000   European Investment Bank, 4% due 1/15/2007     1,704,442
                                                         BRL      500,000   European Investment Bank, 0%
                                                                            due 5/01/2008 (p)                                171,861
                                                                1,850,425   European Investment Bank, 0%
                                                                            due 9/12/2008 (e)(p)                             604,011
                                                                2,200,000   European Investment Bank, 0%
                                                                            due 9/21/2010 (e)(p)                             546,698
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in Europe                3,027,012
------------------------------------------------------------------------------------------------------------------------------------
France - 0.5%       Commercial Banks - 0.5%              EUR    1,050,000   ERAP, 2.875% due 7/12/2006                     1,270,620
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                                39,900   Infogrames Entertainment SA Series WW,
                                                                            4% due 4/01/2009 (k)                              19,444
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in France                1,290,064
------------------------------------------------------------------------------------------------------------------------------------
Germany - 1.7%      Commercial Banks - 1.7%              GBP      875,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                            4.125% due 6/07/2006                           1,516,487
                                                                  175,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                            4.80% due 10/27/2006                             303,697
                                                         EUR    1,050,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                            3.125% due 11/15/2006                          1,270,027
                                                         GBP      250,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                            5.375% due 12/07/2007                            438,822
                                                                  250,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                            4.50% due 12/07/2008                             431,711
                                                         EUR      750,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                            4.25% due 7/04/2014                              935,604
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in Germany               4,896,348
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.1%    Industrial                           USD      250,000   Hutchison Whampoa International Ltd.,
                    Conglomerates - 0.1%                                    5.45% due 11/24/2010                             247,395
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in Hong Kong               247,395
------------------------------------------------------------------------------------------------------------------------------------
India - 0.7%        Automobiles - 0.3%                            200,000   Tata Motors Ltd., 1% due 7/31/2008 (e)(k)        745,500
                                                                  120,000   Tata Motors Ltd. Series 2, 1%
                                                                            due 4/27/2011 (k)                                145,200
                                                                                                                          ----------
                                                                                                                             890,700
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial                         200,000   Housing Development Finance Corp., 0%
                    Services - 0.1%                                         due 9/27/2010 (k)(p)                             221,811
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                                  570,000   Zee Telefilms Ltd, 0.50% due 4/29/2009 (k)       641,962
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                        100,000   Gujarat NRE Coke Ltd., 0% due 4/12/2011 (k)(p)   101,250
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in India                 1,855,723
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.7%        Commercial Banks - 0.7%              JPY   22,000,000   The Bank of Fukuoka Ltd. Series 2, 1.10%
                                                                            due 9/28/2007 (k)                                410,009
                                                               38,000,000   The Bank of Kyoto Ltd. Series 1, 1.90%
                                                                            due 9/30/2009 (k)                                724,401
                                                               75,000,000   International Bank for Reconstruction
                                                                            & Development Series 670, 2% due 2/18/2008       650,256
                                                                6,000,000   The Mie Bank Ltd., 1% due 10/31/2011 (k)          69,362
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in Japan                 1,854,028
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.3%     Diversified Financial                USD      300,000   Feringghi Capital Ltd., 0%
                    Services - 0.2%                                         due 12/22/2009 (k)(p)                            310,875
                                                         MYR      825,000   Johor Corp., 1% due 7/31/2009                    248,636
                                                                                                                          ----------
                                                                                                                             559,511
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%            USD       55,000   TNB Capital L Ltd., 2.625% due 11/20/2007 (k)     60,431
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Face
Country             Industry                                       Amount   Corporate Bonds                                Value
------------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                 USD       50,000   IOI Investment Bhd, 0% due
                                                                                9/18/2009 (k)(p)                         $   61,393
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                     200,000   YTL Power Finance Cayman Ltd.,
                                                                                0% due 5/09/2010 (k)(p)                     214,500
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in Malaysia               895,835
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.1%       Household Durables - 0.1%                     215,000   Vitro Envases Norteamerica SA de CV, 10.75%
                                                                            due 7/23/2011 (e)                               225,750
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in Mexico                 225,750
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.3%  Semiconductors & Semiconductor                 30,000   ASM International NV, 4.25%
                    Equipment - 0.3%                                        due 12/06/2011 (k)                               32,750
                                                                  100,000   ASM International NV, 4.25%
                                                                            due 12/06/2011 (e)(k)                           110,375
                                                         EUR      550,000   Infineon Technologies Holding BV, 4.25%
                                                                            due 2/06/2007 (k)                               670,245
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in the Netherlands        813,370
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.1%  Wireless Telecommunication           USD      350,000   LG Telecom Ltd., 8.25% due 7/15/2009 (e)        372,469
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in South Korea            372,469
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.1%       Diversified Financial                TRY      503,625   Svensk Exportkredit AB, 10.50% due 9/29/2015    387,404
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in Sweden                 387,404
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.4%       Capital Markets - 0.2%               USD      600,000   UBS AG, Jersey Branch, 0% due 12/01/2010 (p)    600,000
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                 320,000   Taiwan Cement Corp., 0% due 3/03/2009 (k)(p)    412,098
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in Taiwan               1,012,098
------------------------------------------------------------------------------------------------------------------------------------
United              Commercial Banks - 0.0%              GBP       90,000   International Bank for Reconstruction &
Kingdom - 0.1%                                                              Development, 7.125% due 7/30/2007               161,304
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication        EUR      175,000   Colt Telecom Group Plc, 2% due 4/03/2007 (k)    270,016
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in the United Kingdom     431,320
------------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.0%           USD       90,000   GenCorp, Inc., 5.75% due 4/15/2007 (k)          101,025
States - 3.5%
                    ----------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                               136,210   Northwest Airlines, Inc. Series 1999-3-B,
                                                                            9.485% due 4/01/2015 (h)                         25,199
                    ----------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.3%                          330,000   Abgenix, Inc., 3.50% due 3/15/2007 (k)          326,700
                                                                  120,000   Abgenix, Inc., 1.75% due 12/15/2011 (e)(k)      219,450
                                                                   50,000   Cell Genesys, Inc., 3.125% due 11/01/2011 (k)    49,625
                                                                   80,000   Nabi Biopharmaceuticals,
                                                                            2.875% due 4/15/2025 (k)                         67,000
                                                                                                                         -----------
                                                                                                                            662,775
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.8%                      1,081,000   Goldman Sachs & Co., 0% due 1/31/2007 (p)     1,233,292
                                                                1,000,000   Goldman Sachs & Co., 0% due 2/16/2008 (p)     1,020,156
                                                                                                                         -----------
                                                                                                                          2,253,448
                    ----------------------------------------------------------------------------------------------------------------
                    Communications                                155,000   Lucent Technologies, Inc.,
                    Equipment - 0.1%                                        8% due 8/01/2031 (k)                            156,356
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Face
Country             Industry                                       Amount   Corporate Bonds                                Value
------------------------------------------------------------------------------------------------------------------------------------
                    Construction &                       USD    1,088,750   Foster Wheeler LLC Series A,
                    Engineering - 0.6%                                      10.359% due 9/15/2011                       $ 1,203,069
                                                                  376,000   J Ray McDermott SA, 11% due
                                                                            12/15/2013 (e)                                  438,980
                                                                                                                        ------------
                                                                                                                          1,642,049
                    ----------------------------------------------------------------------------------------------------------------
                    Containers &                                  605,000   Anchor Glass Container Corp.,
                    Packaging - 0.2%                                        11% due 2/15/2013 (h)                           508,200
                                                                  150,000   Crown Cork & Seal Co., Inc.,
                                                                            7.50% due 12/15/2096                            121,500
                                                                                                                        ------------
                                                                                                                            629,700
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial                JPY   25,000,000   General Electric Capital Corp.,
                    Services - 0.1%                                         1.40% due 11/02/2006                            213,379
                                                         USD       85,000   Triad Acquisition Corp. Series B,
                                                                            11.125% due 5/01/2013                            84,150
                                                                                                                        ------------
                                                                                                                            297,529
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 337,000   MCI, Inc., 6.908% due 5/01/2007                 340,370
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                       200,000   Tenet Healthcare Corp., 9.25% due
                    Services - 0.1%                                         2/01/2015 (e)                                   200,500
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                         310,000   Uno Restaurant Corp., 10% due 2/15/2011 (e)     251,100
                    Leisure - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Independent Power                    GBP       84,000   The AES Corp., 8.375% due 3/01/2011             147,887
                    Producers & Energy                   USD      140,000   Calpine Corp., 8.75% due 7/15/2013 (e)(h)       128,450
                    Traders - 0.5%                                720,000   Calpine Generating Co. LLC, 8.576%
                                                                            due 4/01/2009 (b)                               754,200
                                                                  400,000   Calpine Generating Co. LLC,
                                                                            10.576% due 4/01/2010 (b)                       426,000
                                                                                                                        ------------
                                                                                                                          1,456,537
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                               97,000   Fortis Insurance NV, 7.75%
                                                                            due 1/26/2008 (e)(k)                            127,846
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                          90,000   McMoRan Exploration Co.,
                    Fuels - 0.1%                                            5.25% due 10/06/2011 (k)                        104,737
                                                                  125,000   McMoRan Exploration Co.,
                                                                            5.25% due 10/06/2011 (e)(k)                     145,469
                                                                                                                        ------------
                                                                                                                            250,206
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest                                475,000   Mandra Forestry, 12% due 5/15/2013 (e)(l)       384,750
                    Products - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                370,000   Conexant Systems, Inc., 4% due 2/01/2007 (k)    361,212
                    Equipment - 0.2%                              250,000   LSI Logic Corp., 4% due 11/01/2006 (k)          247,187
                                                                                                                        ------------
                                                                                                                            608,399
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                        40,000   General Nutrition Centers, Inc.,
                                                                            8.625% due 1/15/2011                             40,500
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                    350,000   Nextel Communications, Inc.,
                    Services - 0.1%                                         5.25% due 1/15/2010 (k)                         350,000
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds in the United States    9,778,289
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Corporate Bonds
                                                                            (Cost - $27,181,648) - 10.4%                 29,126,210
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Floating Rate Loan Interests (n)
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.0%       Household Durables - 0.0%                     183,667   Vitro Envases Norteamerica SA de CV
                                                                            Term Loan, 10.08% due 2/24/2010                 183,667
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Floating Rate Loan Interests in Mexico    183,667
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Face
Country             Industry                                       Amount   Floating Rate Loan Interests (n)               Value
------------------------------------------------------------------------------------------------------------------------------------
United              Containers &                         USD      460,000   Anchor Glass Container Corp. Debtor In
States - 0.2%       Packaging - 0.2%                                        Possession Term Loan, 11.917%
                                                                            due 9/30/2006                               $   469,200
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                           206,577   Galey & Lord, Inc. Term Loan,
                    Luxury Goods - 0.0%                                     10.17% due 7/31/2009 (h)                          6,197
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Floating Rate Loan Interests in
                                                                            the United States                               475,397
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Floating Rate Loan Interests
                                                                            (Cost - $780,098) - 0.2%                        659,064
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Foreign Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.3%                                            CAD      895,000   Canadian Government Bond, 4% due 9/01/2010      762,353
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Foreign Government
                                                                            Obligations in Canada                           762,353
------------------------------------------------------------------------------------------------------------------------------------
France - 0.2%                                            EUR      375,000   Caisse d'Amortissement de la Dette Sociale,
                                                                            4% due 10/25/2014                               458,516
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Foreign Government
                                                                            Obligations in France                           458,516
------------------------------------------------------------------------------------------------------------------------------------
Germany - 1.4%                                                  3,000,000   Deutsche Bundesrepublik Series 00,
                                                                            5.25% due 1/04/2011                           3,891,519
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Foreign Government
                                                                            Obligations in Germany                        3,891,519
------------------------------------------------------------------------------------------------------------------------------------
Iceland - 0.1%                                           ISK   27,000,000   Iceland Rikisbref, 7.25% due 5/17/2013          357,200
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Foreign Government
                                                                            Obligations in Iceland                          357,200
------------------------------------------------------------------------------------------------------------------------------------
Italy - 0.2%                                             JPY   50,000,000   Italy Government International Bond, 0.375%
                                                                            due 10/10/2006                                  424,421
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Foreign Government
                                                                            Obligations in Italy                            424,421
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.4%                                          MYR    3,250,000   Malaysia Government Bond Series 386X, 8.60%
                                                                            due 12/01/2007                                  953,914
                                                                  750,000   Malaysia Government Bond,
                                                                            3.756% due 4/28/2011                            203,479
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Foreign Government
                                                                            Obligations in Malaysia                       1,157,393
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.2%                                       EUR      475,000   Netherlands Government Bond,
                                                                            3.75% due 7/15/2014                             575,083
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Foreign Government
                                                                            Obligations in the Netherlands                  575,083
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%                                       NZD      425,000   New Zealand Government Bond Series 216,
                                                                            4.50% due 2/14/2016                             351,976
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Foreign Government
                                                                            Obligations in New Zealand                      351,976
------------------------------------------------------------------------------------------------------------------------------------
Poland - 0.3%                                            PLN    2,250,000   Poland Government Bond, 3% due 8/24/2016        709,506
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Foreign Government
                                                                            Obligations in Poland                           709,506
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.3%                                            SEK    5,750,000   Sweden Government Bond Series 3101,
                                                                            4% due 12/01/2008                               906,357
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Foreign Government
                                                                            Obligations in Sweden                           906,357
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Foreign Government Obligations
                                                                           (Cost - $8,708,316) - 3.5%                     9,594,324
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Face
Country             Industry                                       Amount   Structured Notes                               Value
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.9%       Diversified Financial
                    Services - 0.9%                                         JPMorgan Chase Bank (e):
                                                         BRL    2,778,604   (NTN-B Linked Notes), 6% due 8/15/2010      $ 1,131,642
                                                                2,210,698   (NTN-B Linked Notes), 6% due 8/15/2010          900,351
                                                                1,108,182   (NTN-B Linked Notes), 6% due 8/17/2010          451,329
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Structured Notes
                                                                            (Cost - $2,541,560) - 0.9%                    2,483,322
------------------------------------------------------------------------------------------------------------------------------------
                                                                            U.S. Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
United                                                   USD    1,883,682   U.S. Treasury Inflation Indexed Bonds,
States - 7.6%                                                               0.875% due 4/15/2010                          1,784,201
                                                                4,917,075   U.S. Treasury Inflation Indexed Bonds,
                                                                            1.875% due 7/15/2015 (c)                      4,754,079
                                                                8,301,359   U.S. Treasury Inflation Indexed Bonds,
                                                                            2% due 1/15/2016                              7,688,485
                                                                2,500,000   U.S. Treasury Notes, 3.625% due 4/30/2007     2,467,577
                                                                  500,000   U.S. Treasury Notes, 3.50% due 5/31/2007        492,324
                                                                  675,000   U.S. Treasury Notes, 4.375% due 12/31/2007      669,621
                                                                  500,000   U.S. Treasury Notes, 4% due 6/15/2009           487,832
                                                                  225,000   U.S. Treasury Notes, 4.75% due 5/15/2014        223,031
                                                                  450,000   U.S. Treasury Notes, 4.25% due 8/15/2014        430,717
                                                                2,425,000   U.S. Treasury Notes, 4.25% due 11/15/2014     2,317,774
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total U.S. Government Obligations
                                                                            (Cost - $21,734,220) - 7.6%                  21,315,641
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities
                                                                            (Cost - $60,945,842) - 22.6%                 63,178,561
------------------------------------------------------------------------------------------------------------------------------------
                                                               Beneficial
                                                                 Interest   Other Interests (i)
------------------------------------------------------------------------------------------------------------------------------------
United              Diversified Telecommunication                 500,000   AboveNet, Inc. (Litigation Trust Certificates)        0
States - 0.0%       Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Other Interests (Cost - $0) - 0.0%              0
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Face
                                                                   Amount   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
Europe - 2.8%       Time Deposits - 2.8%                 EUR      865,517   Euro Time Deposit, 2.57% due 5/05/2006        1,047,410
                                                                  969,567   Euro Time Deposit, 2.58% due 5/12/2006        1,173,327
                                                                  418,735   Euro Time Deposit, 2.63% due 5/26/2006          506,734
                                                                2,045,252   Euro Time Deposit, 2.46% due 4/07/2006        2,475,073
                                                                1,023,199   Euro Time Deposit, 2.49% due 4/21/2006        1,238,230
                                                                1,078,626   Euro Time Deposit, 2.55% due 4/28/2006        1,305,305
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities in Europe         7,746,079
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.3%    Time Deposits - 0.3%                 SGD    1,172,075   Singapore Dollar Time Deposit,
                                                                            3.42% due 4/07/2006                             724,330
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities in Singapore        724,330
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.4%  Time Deposits - 0.4%                 CHF    1,474,282   Swiss Franc Time Deposit,
                                                                            1.06% due 4/21/2006                           1,128,119
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities in Switzerland    1,128,119
------------------------------------------------------------------------------------------------------------------------------------
United                                                   USD   36,854,863   Merrill Lynch Liquidity Series, LLC
States - 13.1%                                                              Cash Sweep Series I, 4.56% (b)(g)            36,854,863
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities in
                                                                            the United States                            36,854,863
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities
                                                                            (Cost - $46,355,738) - 16.6%                 46,453,391
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Number of
                                                               Contracts    Options Purchased                               Value
------------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                                                  24   Circuit City Stores, Inc.,
                                                                            expiring April 2006 at USD 15               $       120
                                                                       42   Merck & Co., Inc.,
                                                                            expiring April 2006 at USD 25                       210
                                                                      197   Nokia Oyj, expiring April 2006 at USD 12.5          985
                                                                       42   Schering-Plough Corp.,
                                                                            expiring May 2006 at USD 20                       5,040
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Options Purchased
                                                                            (Premiums Paid - $18,695) - 0.0%                  6,355
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments
                                                                            (Cost - $229,510,918) - 98.9%               277,191,485
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Options Written
------------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                                  104   3Com Corp., expiring January 2007
                                                                            at USD  5                                        (8,840)
                                                                       50   Andrx Corp., expiring December 2003
                                                                            at USD 22.5                                     (25,000)
                                                                       37   Arch Coal, Inc., expiring January 2007
                                                                            at USD 75                                       (42,180)
                                                                       49   CA, Inc., expiring January 2007
                                                                            at USD 30                                        (6,860)
                                                                       33   CBS Corp. Class B, expiring January 2007
                                                                            at USD 27.5                                      (3,300)
                                                                       40   Career Education Corp., expiring January
                                                                            2007 at USD 25                                  (58,400)
                                                                       32   Career Education Corp., expiring January
                                                                            2007 at USD 30                                  (33,600)
                                                                       60   Career Education Corp., expiring January
                                                                            2007 at USD 35                                  (39,600)
                                                                       26   Chicago Bridge & Iron Co. NV,
                                                                            expiring January 2007 at USD 25                  (9,880)
                                                                       74   Cirrus Logic, Inc., expiring January 2007
                                                                            at USD  5                                       (28,860)
                                                                       76   Cisco Systems, Inc., expiring January 2007
                                                                            at USD 17.5                                     (41,420)
                                                                       86   Cisco Systems, Inc., expiring January 2007
                                                                            at USD 22.5                                     (15,910)
                                                                      324   Corinthian Colleges, Inc., expiring
                                                                            January 2007 at USD 12.5                       (100,440)
                                                                      143   Extreme Networks Inc., expiring January
                                                                            2007 at USD  5                                  (12,870)
                                                                       21   Fannie Mae, expiring January 2007 at USD 50     (12,390)
                                                                      185   Knight Capital Group, Inc. Class A,
                                                                            expiring January 2007 at USD  7.5              (127,650)
                                                                       95   Lexmark International, Inc. Class A,
                                                                            expiring January 2007 at USD 50                 (34,200)
                                                                       83   Mattel, Inc., expiring January 2007
                                                                            at USD 15                                       (34,030)
                                                                        9   McDermott International, Inc.,
                                                                            expiring January 2007 at USD 22.5               (29,340)
                                                                       42   McDermott International, Inc.,
                                                                            expiring January 2007 at USD 35                 (90,720)
                                                                       42   McDermott International, Inc.,
                                                                            expiring January 2007 at USD 40                 (73,500)
                                                                       21   McDermott International, Inc.,
                                                                            expiring January 2007 at USD 55                 (16,800)
                                                                      221   McDonald's Corp., expiring January 2007
                                                                            at USD 35                                       (64,090)
                                                                       19   Molson Coors Brewing Co. Class B,
                                                                            expiring January 2007 at USD 60                 (22,420)
                                                                      115   Motorola, Inc., expiring January 2007 at
                                                                            USD 22.5                                        (35,650)
                                                                       72   Norfolk Southern Corp., expiring
                                                                            January 2007 at USD 40                         (115,200)
                                                                       97   Novell, Inc., expiring January 2007
                                                                            at USD  5                                       (30,070)
                                                                      531   Novell, Inc., expiring January 2007
                                                                            at USD  7.5                                     (69,030)
                                                                       20   Panera Bread Co. Class A, expiring
                                                                            August 2006 at USD 65                           (26,200)

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Number of
                                                               Contracts    Options Written                               Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                      104   Pfizer, Inc., expiring January 2007
                                                                            at USD 25                                 $     (21,840)
                                                                       21   Quanta Services, Inc., expiring May 2006
                                                                            at USD 12.5                                      (7,980)
                                                                       48   Quanta Services, Inc., expiring January
                                                                            2007 at USD 10                                  (32,640)
                                                                       62   Quanta Services, Inc., expiring January
                                                                            2007 at USD 12.5                                (28,520)
                                                                       63   Suncor Energy, Inc., expiring January
                                                                            2007 at USD 50                                 (189,000)
                                                                      224   TIBCO Software, Inc., expiring January
                                                                            2007 at USD  7.5                                (38,080)
                                                                       51   Tellabs, Inc., expiring January 2007 at
                                                                            USD 12.5                                        (22,950)
                                                                       84   Tenet Healthcare Corp., expiring
                                                                            May 2006 at USD  7                               (6,300)
                                                                      104   Tenet Healthcare Corp., expiring January
                                                                            2007 at USD  7.5                                (11,960)
                                                                       48   Tyco International Ltd., expiring
                                                                            January 2007 at USD 25                          (18,240)
                                                                      133   Valeant Pharmaceuticals International,
                                                                            expiring January 2007 at USD 15                 (33,250)
                                                                       70   Vodafone Group Plc, expiring January
                                                                            2007 at USD 20                                  (17,150)
                                                                       33   Wendy's International, Inc.,
                                                                            expiring January 2007 at USD 45                 (62,700)
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Options Written
                                                                            (Premiums Received - $1,021,184) - (0.6%)    (1,699,060)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments, Net of Options Written   275,492,425
                                                                            (Cost - $228,489,734*) - 98.3%

                                                                            Other Assets Less Liabilities - 1.7%          4,720,170
                                                                                                                      --------------
                                                                            Net Assets - 100.0%                       $ 280,212,595
                                                                                                                      ==============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

           Aggregate cost                      $ 229,204,987
                                               ==============
           Gross unrealized appreciation       $  52,595,814
           Gross unrealized depreciation          (6,308,376)
                                               --------------
           Net unrealized appreciation         $  46,287,438
                                               ==============

(a)   Depositary receipts.
(b)   Floating rate note.
(c) All or a portion of security held as collateral in connection with open financial futures contracts.
(d) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f)   Non-income producing security.
(g) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------

                                                          Net          Interest
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                          $ 6,780,755      $ 331,825
      --------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)
--------------------------------------------------------------------------------

(h) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(j) The rights entitle the holders to potential cash distributions pending litigation settlements and are non-income producing.
(k)   Convertible security.
(l)   Issued with warrants.
(m) Restricted securities as to resale, representing 0.1% of net assets were as follows:

--------------------------------------------------------------------------------
                                     Acquisition
Issue                                   Date(s)              Cost        Value
--------------------------------------------------------------------------------
International Coal Group, Inc.  12/06/2004-12/14/2004     $ 348,900    $ 331,160
Koninklijke Ahold NV                   12/11/2003         $  32,762    $  43,009
--------------------------------------------------------------------------------
Total                                                     $ 381,662    $ 374,169
                                                         ==========    =========

(n) Floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
(o)   The rights may be exercised until April 12, 2006.
(p)   Represents a zero coupon bond.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown as a percent of net assets.

o     Forward foreign exchange contracts as of March 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                              Settlement        Unrealized
      Sold                                             Date         Appreciation
      --------------------------------------------------------------------------
      GBP    1,179,000                              April 2006        $ 11,496
      GBP       575,000                              May 2006              184
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $3,054,868)                                   $ 11,680
                                                                      =========

o     Swaps outstanding as of March 31, 2006 were as follows:

      --------------------------------------------------------------------------
                                                 Notional          Unrealized
      Description                                 Amount          Depreciation
      --------------------------------------------------------------------------
      Bought credit default protection on
       United Mexican States and pay 1.12%
      Broker, Credit Suisse First Boston
      Expires May 2010                          $ 140,000           $ (2,658)
      --------------------------------------------------------------------------

o Financial futures contracts purchased as of March 31, 2006 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
      Number of                                                             Expiration           Face                   Unrealized
      Contracts                Issue                         Exchange          Date             Value                  Appreciation
      ------------------------------------------------------------------------------------------------------------------------------
         12            DAX INDEX 25 EURO FUTURE                Eurex         June 2006       $ 2,139,610                 $ 39,215
          4            S&P TSE 60 INDEX                      Montreal        June 2006           461,043                    9,041
      ------------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                                $ 48,256
                                                                                                                         ========

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2006                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------

o     Financial futures contracts sold as of March 31, 2006 were as follows:
      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
        Number of                                                            Expiration              Face              Appreciation
        Contracts             Issue                        Exchange             Date                Value             (Depreciation)
      -----------------------------------------------------------------------------------------------------------------------------
          40            DJ EURO STOXX 50                     Eurex            June 2006          $ 1,825,636             (11,864)
          7             FTSE 100 INDEX FUTURE                LIFFE            June 2006              724,337                (529)
          4             JPN 10Y BOND INDEX FUTURE            Tokyo            June 2006            4,561,312               36,861
          2             S&P 500 INDEX                       Detroit           June 2006              654,917                3,267
          2             TOPIX INDEX FUTURE                   Tokyo            June 2006              288,925              (3,896)
      -----------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                               $ 23,839
                                                                                                                        ========

o     Currency Abbreviations:

       BRL    Brazilian Real              MYR    Malaysian Ringgit
       CAD    Canadian Dollar             NZD    New Zealand Dollar
       CHF    Swiss Franc                 PLN    Polish Zloty
       EUR    Euro                        SEK    Swedish Krona
       GBP    British Pound               SGD    Singapore Dollar
       ISK    Icelandic Crona             TRY    Turkish Lira
       JPY    Japanese Yen                USD    U.S. Dollar

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
Industry                                        Amount     Corporate Bonds                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.5%                  $  250,000     Alliant Techsystems, Inc., 6.75% due 4/01/2016              $    253,125
                                               250,000     DRS Technologies, Inc., 6.625% due 2/01/2016                     248,750
                                               250,000     L-3 Communications Corp., 3% due 8/01/2035 (d)(e)                256,875
                                               250,000     Standard Aero Holdings, Inc., 8.25% due 9/01/2014                220,000
                                               500,000     Transdigm, Inc., 8.375% due 7/15/2011                            522,500
                                                                                                                       ------------
                                                                                                                          1,501,250
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.7%                                300,000     American Airlines, Inc. Class C, 7.80% due 4/01/2008             300,895
                                               765,692     Continental Airlines, Inc. Series 2001-1 Class  C,
                                                           7.033% due 12/15/2012                                            731,488
                                                                                                                       ------------
                                                                                                                          1,032,383
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 2.0%                              250,000     Advanced Accessory Systems LLC, 10.75% due 6/15/2011             193,750
                                               700,000     Autocam Corp., 10.875% due 6/15/2014                             469,000
                                               250,000     General Motors Acceptance Corp., 6.75% due 12/01/2014            225,051
                                               325,000     Metaldyne Corp., 10% due 11/01/2013                              303,875
                                                                                                                       ------------
                                                                                                                          1,191,676
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 1.2%                            250,000     Entercom Radio LLC, 7.625% due 3/01/2014                         255,000
                                               250,000     LIN Television Corp., 6.50% due 5/15/2013                        235,000
                                               250,000     Radio One, Inc., 6.375% due 2/15/2013                            237,500
                                                                                                                       ------------
                                                                                                                            727,500
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.5%                   250,000     New Skies Satellites NV, 9.125% due 11/01/2012                   268,125
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 4.3%                            500,000     CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                502,500
                                               750,000     Charter Communications Holdings II LLC,
                                                           10.25% due 9/15/2010                                             736,875
                                               500,000     Intelsat Subsidiary Holding Co. Ltd.,
                                                           9.614% due 1/15/2012 (a)                                         508,125
                                               350,000     Intelsat Subsidiary Holding Co. Ltd.,
                                                           8.25% due 1/15/2013                                              356,125
                                               250,000     Quebecor Media, Inc., 7.75% due 3/15/2016 (d)                    256,875
                                               250,000     Quebecor World Capital Corp., 8.75% due 3/15/2016 (d)            243,822
                                                                                                                       ------------
                                                                                                                          2,604,322
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.6%                               250,000     Innophos, Inc., 8.875% due 8/15/2014                             260,000
                                               250,000     Invista B.V., 9.25% due 5/01/2012 (d)                            267,500
                                               250,000     Nalco Co., 7.75% due 11/15/2011                                  253,125
                                               500,000     Omnova Solutions, Inc., 11.25% due 6/01/2010                     528,750
                                               250,000     Westlake Chemical Corp., 6.625% due 1/15/2016                    247,188
                                                                                                                       ------------
                                                                                                                          1,556,563
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.4%                     250,000     Simmons Bedding Co., 7.875% due 1/15/2014                        241,875
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 5.3%                 250,000     American Achievement Corp., 8.25% due 4/01/2012                  255,000
                                               500,000     Chattem, Inc., 7% due 3/01/2014                                  499,375
                                               300,000     Church & Dwight Co., Inc., 6% due 12/15/2012                     295,125
                                               300,000     Elizabeth Arden, Inc., 7.75% due 1/15/2014                       307,500
                                               250,000     Hines Nurseries, Inc., 10.25% due 10/01/2011                     244,375
                                               250,000     North Atlantic Trading Co., 9.25% due 3/01/2012                  160,000
                                               500,000     Playtex Products, Inc., 8% due 3/01/2011                         528,750
                                               400,000     Quiksilver, Inc., 6.875% due 4/15/2015                           389,000
                                               500,000     Solo Cup Co., 8.50% due 2/15/2014                                470,000
                                                                                                                       ------------
                                                                                                                          3,149,125
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 7.0%                       250,000     CanWest Media, Inc., 8% due 9/15/2012                            256,250
                                               250,000     Dex Media East LLC, 9.875% due 11/15/2009                        266,875
                                               284,000     Dex Media East LLC, 12.125% due 11/15/2012                       324,470
                                               725,000     Dex Media West LLC, 8.50% due 8/15/2010                          766,687
                                               244,000     Dex Media West LLC, 9.875% due 8/15/2013                         269,925
                                               250,000     Houghton Mifflin Co., 8.25% due 2/01/2011                        258,750
                                               500,000     Liberty Media Corp., 0.75% due 3/30/2023 (e)                     523,125
                                               250,000     Nebraska Book Co., Inc., 8.625% due 3/15/2012                    230,000

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
Industry                                        Amount     Corporate Bonds                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            $  250,000     RH Donnelley Corp., 6.875% due 1/15/2013 (d)                $    233,750
                                               250,000     RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013 (d)          233,750
                                               500,000     WDAC Subsidiary Corp., 8.375% due 12/01/2014 (d)                 493,750
                                               321,000     Yell Finance BV, 10.75% due 8/01/2011                            343,871
                                                                                                                       ------------
                                                                                                                          4,201,203
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration                           250,000     Encore Acquisition Co., 6.25% due 4/15/2014                      239,375
& Production - 2.5%                            500,000     Plains Exploration & Production Co. Series B,
                                                           8.75% due 7/01/2012                                              533,750
                                               250,000     Quicksilver Resources, Inc., 7.125% due 4/01/2016                246,875
                                               250,000     Range Resources Corp., 6.375% due 3/15/2015                      246,250
                                               250,000     Stone Energy Corp., 6.75% due 12/15/2014                         233,750
                                                                                                                       ------------
                                                                                                                          1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 4.4%                          250,000     Aventine Renewable Energy Holdings, Inc.,
                                                           10.91% due 12/15/2011 (a)(d)                                     262,500
                                               250,000     Copano Energy LLC, 8.125% due 3/01/2016 (d)                      258,750
                                               219,000     Dresser-Rand Group, Inc., 7.375% due 11/01/2014 (d)              223,380
                                               125,000     Ferrellgas Escrow LLC, 6.75% due 5/01/2014                       120,313
                                               500,000     Pacific Energy Partners, LP, 7.125% due 6/15/2014                508,750
                                               500,000     SESI LLC, 8.875% due 5/15/2011                                   522,500
                                               250,000     SemGroup LP, 8.75% due 11/15/2015 (d)                            255,000
                                               500,000     Suburban Propane Partners, LP, 6.875% due 12/15/2013             480,000
                                                                                                                       ------------
                                                                                                                          2,631,193
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.8%                             250,000     Jean Coutu Group, Inc., 7.625% due 8/01/2012                     243,125
                                               250,000     Stripes Acquisition LLC, 10.625% due 12/15/2013 (d)              262,188
                                                                                                                       ------------
                                                                                                                            505,313
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 2.6%                          250,000     American Seafoods Group LLC, 10.125% due 4/15/2010               262,657
                                                35,912     Archibald Candy Corp., 10% due 11/01/2007 (c)                      2,287
                                               250,000     Del Monte Corp., 6.75% due 2/15/2015                             243,750
                                               500,000     Doane Pet Care Co., 10.75% due 3/01/2010                         541,250
                                               500,000     Smithfield Foods, Inc. Series B, 8% due 10/15/2009               521,250
                                                                                                                       ------------
                                                                                                                          1,571,194
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 3.0%                                  250,000     Boyd Gaming Corp., 7.75% due 12/15/2012                          261,875
                                               250,000     Choctaw Resort Development Enterprise,
                                                           7.25% due 11/15/2019 (d)                                         251,250
                                               300,000     Herbst Gaming, Inc., 7% due 11/15/2014                           299,250
                                               250,000     MGM Mirage, 6.75% due 4/01/2013 (d)                              248,750
                                               250,000     Penn National Gaming, Inc., 6.75% due 3/01/2015                  250,000
                                               500,000     Wynn Las Vegas LLC, 6.625% due 12/01/2014                        485,625
                                                                                                                       ------------
                                                                                                                          1,796,750
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 2.9%                             250,000     Concentra Operating Corp., 9.125% due 6/01/2012                  261,875
                                               500,000     DaVita, Inc., 7.25% due 3/15/2015                                502,500
                                               250,000     Mylan Laboratories, Inc., 6.375% due 8/15/2015                   251,250
                                               250,000     Select Medical Corp., 7.625% due 2/01/2015                       225,625
                                               250,000     VWR International, Inc., 6.875% due 4/15/2012                    246,250
                                               250,000     Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014           255,625
                                                                                                                       ------------
                                                                                                                          1,743,125
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 4.8%                                 150,000     Ashton Woods USA LLC, 9.50% due 10/01/2015                       138,750
                                               500,000     Builders FirstSource, Inc., 8.999% due 2/15/2012 (a)             512,500
                                               100,000     Building Materials Corp. of America, 8% due 12/01/2008           102,625
                                               250,000     Compression Polymers Corp., 10.50% due 7/01/2013 (d)             255,000
                                               500,000     Forest City Enterprises, Inc., 7.625% due 6/01/2015              527,500
                                               350,000     Goodman Global Holding Co., Inc., 7.491% due 6/15/2012 (a)       356,125
                                               250,000     Kimball Hill, Inc., 10.50% due 12/15/2012 (d)                    237,500
                                               250,000     Standard-Pacific Corp., 6.50% due 8/15/2010                      238,750
                                               250,000     Texas Industries, Inc., 7.25% due 7/15/2013                      257,500
                                               250,000     US Concrete, Inc., 8.375% due 4/01/2014                          257,500
                                                                                                                       ------------
                                                                                                                          2,883,750
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
Industry                                        Amount     Corporate Bonds                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 4.4%               $  500,000     MagnaChip Semiconductor SA, 8.16% due 12/15/2011 (a)        $    506,250
                                               250,000     MagnaChip Semiconductor SA, 8% due 12/15/2014                    233,750
                                               425,000     Sungard Data Systems, Inc., 9.125% due 8/15/2013 (d)             449,438
                                               275,000     Sungard Data Systems, Inc., 9.431% due 8/15/2013 (a)(d)          290,125
                                               250,000     Telcordia Technologies Inc., 10% due 3/15/2013 (d)               228,750
                                               300,000     Unisys Corp., 8% due 10/15/2012                                  294,750
                                               625,000     Viasystems, Inc., 10.50% due 1/15/2011                           628,125
                                                                                                                       ------------
                                                                                                                          2,631,188
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 3.3%                                 492,000     Felcor Lodging LP, 8.50% due 6/01/2011                           538,740
                                               250,000     HRP Myrtle Beach Operations LLC, 9.829%
                                                           due 4/01/2012 (a)(d)                                             251,562
                                               500,000     Host Marriott LP, 7.125% due 11/01/2013                          508,750
                                               750,000     True Temper Sports, Inc., 8.375% due 9/15/2011                   686,250
                                                                                                                       ------------
                                                                                                                          1,985,302
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 9.6%                           250,000     CPI Holdco, Inc., 10.561% due 2/01/2015 (a)(d)                   260,000
                                               250,000     Chart Industries, Inc., 9.125% due 10/15/2015 (d)                258,125
                                               400,000     Douglas Dynamics LLC, 7.75% due 1/15/2012 (d)                    388,000
                                               250,000     ERICO International Corp., 8.875% due 3/01/2012                  257,500
                                               525,000     EaglePicher Inc., 9.75% due 9/01/2013 (c)                        362,250
                                               250,000     Invensys Plc, 9.875% due 3/15/2011 (d)                           265,625
                                               250,000     Itron, Inc., 7.75% due 5/15/2012                                 256,875
                                               500,000     JLG Industries, Inc., 8.25% due 5/01/2008                        523,750
                                               274,000     Medis Technologies Ltd., 6% due 7/15/2010 (d)(e)                 363,735
                                               175,000     Propex Fabrics, Inc., 10% due 12/01/2012                         166,250
                                               500,000     Sensus Metering Systems, Inc., 8.625% due 12/15/2013             485,000
                                               500,000     Superior Essex Communications LLC, 9% due 4/15/2012              502,500
                                               650,000     Trimas Corp., 9.875% due 6/15/2012                               594,750
                                               825,000     Trinity Industries, Inc., 6.50% due 3/15/2014                    825,000
                                               250,000     Valmont Industries, Inc., 6.875% due 5/01/2014                   249,375
                                                                                                                       ------------
                                                                                                                          5,758,735
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.3%                           400,000     Foundation PA Coal Co., 7.25% due 8/01/2014                      406,000
                                               125,000     Gibraltar Industries, Inc., 8% due 12/01/2015 (d)                126,250
                                               250,000     Southern Copper Corp., 6.375% due 7/27/2015                      243,532
                                                                                                                       ------------
                                                                                                                            775,782
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 1.3%                               250,000     Graham Packing Co., Inc., 8.50% due 10/15/2012                   252,500
                                               500,000     Owens-Brockway, 8.25% due 5/15/2013                              522,500
                                                                                                                       ------------
                                                                                                                            775,000
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 3.8%                                   250,000     Ainsworth Lumber Co. Ltd., 6.75% due 3/15/2014                   216,875
                                               250,000     Boise Cascade LLC, 7.943% due 10/15/2012 (a)                     253,125
                                               250,000     Boise Cascade LLC, 7.125% due 10/15/2014                         240,625
                                               200,000     Bowater, Inc., 6.50% due 6/15/2013                               186,500
                                               525,000     Domtar, Inc., 7.125% due 8/15/2015                               464,625
                                               400,000     Graphic Packaging International Corp., 8.50% due 8/15/2011       396,000
                                               500,000     Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011           502,500
                                                                                                                       ------------
                                                                                                                          2,260,250
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.4%                                  250,000     Neiman-Marcus Group, Inc., 9% due 10/15/2015 (d)                 264,375
-----------------------------------------------------------------------------------------------------------------------------------
Service - 6.7%                                 250,000     ALH Finance LLC, 8.50% due 1/15/2013                             245,000
                                               250,000     Ahern Rentals, Inc., 9.25% due 8/15/2013 (d)                     260,625
                                               500,000     Allied Waste North America Series B, 7.25% due 3/15/2015         510,000
                                               250,000     Buhrmann US, Inc., 8.25% due 7/01/2014                           260,000
                                               250,000     Carriage Services, Inc., 7.875% due 1/15/2015                    254,375

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Face
Industry                                        Amount     Corporate Bonds                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            $  250,000     Corrections Corp. of America, 7.50% due 5/01/2011           $    257,500
                                               250,000     FTI Consulting, Inc., 7.625% due 6/15/2013                       263,125
                                               500,000     The Geo Group, Inc., 8.25% due 7/15/2013                         507,500
                                               250,000     MSW Energy Holdings II LLC, 7.375% due 9/01/2010                 257,500
                                               250,000     Mac-Gray Corp., 7.625% due 8/15/2015                             255,000
                                               250,000     United Rentals North America, Inc., 6.50% due 2/15/2012          245,000
                                               750,000     United Rentals North America, Inc., 7% due 2/15/2014             721,875
                                                                                                                       ------------
                                                                                                                          4,037,500
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.5%                                   250,000     Ucar Finance, Inc., 10.25% due 2/15/2012                         266,875
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 1.8%                      154,000     Inmarsat Finance Plc, 7.625% due 6/30/2012                       157,850
                                               500,000     Qwest Communications International, Inc., 7.50%
                                                           due 2/15/2014                                                    515,000
                                               250,000     Qwest Corp., 8.16% due 6/15/2013 (a)                             275,000
                                               140,000     Tele Norte Leste Participacoes SA Series B, 8%
                                                           due 12/18/2013                                                   149,100
                                                                                                                       ------------
                                                                                                                          1,096,950
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.8%                          250,000     OMI Corp., 7.625% due 12/01/2013                                 255,625
                                               500,000     Overseas Shipholding Group, 8.25% due 3/15/2013                  531,250
                                               250,000     Progress Rail Services Corp., 7.75% due 4/01/2012 (d)            260,000
                                                                                                                       ------------
                                                                                                                          1,046,875
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 6.3%                                 206,000     The AES Corp., 8.875% due 2/15/2011                              221,965
                                               828,000     ESI Tractebel Acquisition Corp. Series B, 7.99%
                                                           due 12/30/2011                                                   857,335
                                               235,475     FPL Energy National Wind, 6.125% due 3/25/2019 (d)               228,893
                                               250,000     NRG Energy, Inc., 7.25% due 2/01/2014                            254,063
                                               337,000     Nevada Power Co., 9% due 8/15/2013                               371,163
                                               250,000     NorthWestern Corp., 5.875% due 11/01/2014                        246,242
                                               300,000     Reliant Energy, Inc., 6.75% due 12/15/2014                       264,750
                                               500,000     SEMCO Energy, Inc., 7.75% due 5/15/2013                          518,206
                                               250,000     Southern Natural Gas Co., 8.875% due 3/15/2010                   265,938
                                               250,000     Southern Star Central Corp., 8.50% due 8/01/2010                 269,063
                                               246,315     Tenaska Alabama Partners LP, 7% due 6/30/2021 (d)                247,114
                                                                                                                       ------------
                                                                                                                          3,744,732
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 2.0%                 425,000     American Towers, Inc., 7.25% due 12/01/2011                      443,062
                                               250,000     Digicel Ltd., 9.25% due 9/01/2012 (d)                            264,375
                                               250,000     Rogers Wireless Communications, Inc., 8.035%
                                                           due 12/15/2010 (a)                                               258,125
                                               238,000     SBA Telecommunications, Inc., 9.75% due 12/15/2011 (b)           227,290
                                                                                                                       ------------
                                                                                                                          1,192,852
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Corporate Bonds  (Cost - $54,600,812) - 91.7%           54,941,763
-----------------------------------------------------------------------------------------------------------------------------------
                                                Shares
                                                  Held     Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.4%                              6,000     Emmis Communications Corp. Class A, 6.25% (e)                    237,750
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.0%                            8     PTV, Inc. Series A, 10% (g)                                           15
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Preferred Stocks   (Cost - $251,434) - 0.4%                237,765
-----------------------------------------------------------------------------------------------------------------------------------
                                            Beneficial
                                              Interest     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                            $4,038,516     Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                           Series I, 4.56% (a)(f)                                         4,038,516
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities  (Cost - $4,038,516) - 6.7%        4,038,516
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments  (Cost - $58,890,762*)  - 98.8%             59,218,044
                                                           Other Assets Less Liabilities - 1.2%                             747,887
                                                                                                                       ------------
                                                           Net Assets - 100.0%                                         $ 59,965,931
                                                                                                                       ============

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of March 31, 2006
--------------------------------------------------------------------------------

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                     $58,949,556
                                                         ===========
      Gross unrealized appreciation                      $ 1,423,335
      Gross unrealized depreciation                       (1,154,847)
                                                         -----------
      Net unrealized appreciation                        $   268,488
                                                         ===========

(a)   Floating rate security.

(b) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(c) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e)   Convertible security.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net          Interest
      Affiliate                                       Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
           LLC Cash Sweep Series I                    $587,836         $36,718
      --------------------------------------------------------------------------

(g)   Non-income producing security.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM Series Fund, Inc. - Mercury Intermediate Government Bond Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                          Face Amount                     U.S. Government & Agency Obligations                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage   $   270,876     Fannie Mae Trust Series 2002-W11 Class AV1, 5.299% due 11/25/2032 (a)        $    270,926
Obligations+ - 41.0%        1,614,813     Fannie Mae Trust Series 2003-27 Class FP, 5.259% due 6/25/2028 (a)              1,621,670
                            2,399,340     Fannie Mae Trust Series 2003-33 Class LF, 5.309% due 7/25/2017 (a)              2,408,742
                            2,155,418     Fannie Mae Trust Series 2003-34 Class FS, 5.359% due 1/25/2032 (a)              2,166,644
                            2,015,299     Fannie Mae Trust Series 2003-41 Class YF, 5.259% due 6/25/2028 (a)              2,019,571
                            5,482,484     Fannie Mae Trust Series 2003-65 Class NF, 5.309% due 9/25/2031 (a)              5,508,149
                            3,967,271     Freddie Mac Multiclass Certificates Series 2564 Class OF,
                                          5.21% due 2/15/2026 (a)                                                         3,973,123
                            3,745,712     Freddie Mac Multiclass Certificates Series 2594 Class DF,
                                          5.21% due 12/15/2027 (a)                                                        3,753,048
                            3,661,307     Freddie Mac Multiclass Certificates Series 2614 Class EF,
                                          5.31% due 12/15/2017 (a)                                                        3,679,455
                            4,520,000     Ginnie Mae Trust Series 2002-83 Class B, 4.695% due 12/16/2024                  4,389,210
                           26,903,867     Ginnie Mae Trust Series 2002-83 Class IO, 1.574% due 10/16/2042 (b)             1,275,555
                           14,649,470     Ginnie Mae Trust Series 2002-94 Class XB, 2.349% due 11/16/2007 (b)               252,772
                            3,054,415     Ginnie Mae Trust Series 2003-17 Class C, 4.825% due 7/16/2031                   2,882,668
                           38,960,382     Ginnie Mae Trust Series 2003-17 Class IO, 1.24% due 3/16/2043 (b)               2,067,717
                            2,664,553     Ginnie Mae Trust Series 2003-49 Class C, 4.485% due 10/16/2033                  2,433,183
                            6,750,000     Ginnie Mae Trust Series 2003-108 Class C, 4.919% due 2/16/2034                  6,562,216
                           20,986,779     Ginnie Mae Trust Series 2003-109 Class IO, 1.098% due 11/16/2043 (b)            1,031,290
                           15,145,441     Ginnie Mae Trust Series 2004-9 Class IO, 1.383% due 3/16/2034 (b)                 764,528
                           23,630,038     Ginnie Mae Trust Series 2004-43 Class IO, 1.121% due 6/16/2044 (b)              1,151,964
                            1,893,105     Ginnie Mae Trust Series 2004-43 Class Z, 4.50% due 6/16/2044                    1,543,472
                            1,934,714     Ginnie Mae Trust Series 2004-45 Class Z, 5.746% due 6/16/2045                   1,969,505
                           34,350,057     Ginnie Mae Trust Series 2004-57 Class IO, 1.13% due 7/16/2044 (b)               1,738,972
                            3,326,548     Ginnie Mae Trust Series 2004-77 Class AB, 4.368% due 11/16/2030                 3,178,463
                           84,790,088     Ginnie Mae Trust Series 2004-77 Class IO, 1.065% due 9/16/2044 (b)              4,266,001
                            2,000,000     Ginnie Mae Trust Series 2005-9 Class C, 4.917% due 2/16/2032                    1,894,170
                            1,746,880     Ginnie Mae Trust Series 2005-12 Class A, 4.044% due 5/16/2021                   1,694,707
                            1,473,511     Ginnie Mae Trust Series 2005-50 Class A, 4.015% due 10/16/2026                  1,425,732
                            2,982,536     Ginnie Mae Trust Series 2005-90 Class A, 3.76% due 9/16/2028                    2,850,604
                            3,992,771     Ginnie Mae Trust Series 2006-5 Class A, 4.241% due 7/16/2029                    3,860,092
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Collateralized Mortgage Obligations (Cost - $72,365,078) - 41.0%         72,634,149
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac Sovereign
Agency Obligations - 1.1%   2,000,000     Federal Home Loan Bank System, 3.875% due 1/15/2010                             1,913,618
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Freddie Mac Sovereign Agency Obligations (Cost - $1,984,392) - 1.1%       1,913,618
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed               426,577     Fannie Mae Guaranteed Pass-Through Certificates, 4.50% due 9/01/2018              408,709
Securities+ - 30.4%         3,901,300     Fannie Mae Guaranteed Pass-Through Certificates, 4.50% due 8/01/2035            3,599,952
                            2,926,008     Fannie Mae Guaranteed Pass-Through Certificates, 5% due 8/01/2035               2,786,288
                            3,384,404     Fannie Mae Guaranteed Pass-Through Certificates, 5.112% due 11/01/2035 (a)      3,359,186
                            1,929,199     Fannie Mae Guaranteed Pass-Through Certificates, 5.161% due 11/01/2035 (a)      1,914,808
                            1,588,175     Fannie Mae Guaranteed Pass-Through Certificates, 5.298% due 9/01/2035 (a)       1,575,882
                            7,000,000     Fannie Mae Guaranteed Pass-Through Certificates, 5.50% due 4/15/2036 (c)        6,831,566
                              385,139     Fannie Mae Guaranteed Pass-Through Certificates, 6% due 4/01/2017                 390,496
                               92,938     Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 1/01/2032               95,086
                              107,020     Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 7/01/2032              109,418

FAM Series Fund, Inc. - Mercury Intermediate Government Bond Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                          Face Amount                     U.S. Government & Agency Obligations                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 1,278,583     Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 7/01/2032         $  1,307,234
                               86,989     Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 7/01/2032               88,999
                              108,402     Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 10/01/2032             110,831
                               51,714     Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 10/01/2032              52,873
                              174,700     Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 10/01/2032             178,615
                               68,398     Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 11/01/2032              69,931
                               63,856     Fannie Mae Guaranteed Pass-Through Certificates, 7% due 3/01/2029                  65,858
                               84,626     Fannie Mae Guaranteed Pass-Through Certificates, 7% due 5/01/2029                  87,312
                               38,302     Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                  39,503
                              122,225     Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                 126,058
                               57,181     Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                  58,974
                               43,284     Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                  44,642
                               17,484     Fannie Mae Guaranteed Pass-Through Certificates, 7% due 7/01/2029                  18,033
                                2,592     Fannie Mae Guaranteed Pass-Through Certificates, 7% due 8/01/2029                   2,673
                               54,341     Fannie Mae Guaranteed Pass-Through Certificates, 7% due 8/01/2029                  56,045
                               63,889     Fannie Mae Guaranteed Pass-Through Certificates, 7% due 9/01/2029                  65,892
                               79,711     Fannie Mae Guaranteed Pass-Through Certificates, 7% due 11/01/2029                 82,211
                              100,208     Fannie Mae Guaranteed Pass-Through Certificates, 7% due 7/01/2031                 103,310
                              176,545     Fannie Mae Guaranteed Pass-Through Certificates, 7% due 9/01/2031                 182,024
                              342,928     Fannie Mae Guaranteed Pass-Through Certificates, 7% due 2/01/2032                 353,270
                               26,865     Fannie Mae Guaranteed Pass-Through Certificates, 7.50% due 6/01/2030               28,080
                               33,886     Fannie Mae Guaranteed Pass-Through Certificates, 7.50% due 9/01/2030               35,419
                              201,080     Fannie Mae Guaranteed Pass-Through Certificates, 7.50% due 12/01/2030             210,178
                               11,808     Fannie Mae Guaranteed Pass-Through Certificates, 7.50% due 12/01/2030              12,342
                              277,999     Fannie Mae Guaranteed Pass-Through Certificates, 7.50% due 4/01/2031              290,577
                                5,535     Fannie Mae Guaranteed Pass-Through Certificates, 8% due 4/01/2030                   5,905
                               36,968     Fannie Mae Guaranteed Pass-Through Certificates, 8% due 4/01/2030                  39,440
                                2,420     Fannie Mae Guaranteed Pass-Through Certificates, 8% due 7/01/2030                   2,582
                              248,108     Fannie Mae Guaranteed Pass-Through Certificates, 8% due 10/01/2032                264,598
                            2,951,558     Freddie Mac Mortgage Participation Certificates, 5% due 1/01/2021               2,877,439
                              476,326     Freddie Mac Mortgage Participation Certificates, 5.50% due 6/01/2017              473,670
                            1,416,111     Freddie Mac Mortgage Participation Certificates, 5.50% due 6/01/2017            1,381,438
                              277,706     Freddie Mac Mortgage Participation Certificates, 5.50% due 6/01/2017              276,096
                              651,959     Freddie Mac Mortgage Participation Certificates, 5.50% due 3/01/2035              636,746
                            2,000,000     Freddie Mac Mortgage Participation Certificates, 5.50% due 4/15/2036 (c)        1,952,500
                              192,090     Freddie Mac Mortgage Participation Certificates, 6% due 4/01/2017                 194,436
                              135,378     Freddie Mac Mortgage Participation Certificates, 6% due 4/01/2017                 137,031
                               94,066     Freddie Mac Mortgage Participation Certificates, 6% due 4/01/2017                  95,215
                              123,936     Freddie Mac Mortgage Participation Certificates, 6% due 4/01/2017                 125,453
                              141,389     Freddie Mac Mortgage Participation Certificates, 6% due 4/01/2017                 143,116
                              139,409     Freddie Mac Mortgage Participation Certificates, 6% due 4/01/2017                 141,116
                            2,952,791     Freddie Mac Mortgage Participation Certificates, 6% due 8/01/2034               2,956,401
                              428,282     Freddie Mac Mortgage Participation Certificates, 6.50% due 3/01/2016              437,423
                              141,194     Freddie Mac Mortgage Participation Certificates, 7% due 4/01/2032                 145,416
                               16,176     Freddie Mac Mortgage Participation Certificates, 8% due 3/01/2030                  17,221
                               23,421     Freddie Mac Mortgage Participation Certificates, 8% due 8/01/2030                  24,933
                               35,163     Freddie Mac Mortgage Participation Certificates, 8% due 12/01/2030                 37,434
                               10,933     Freddie Mac Mortgage Participation Certificates, 8% due 6/01/2031                  11,639
                               81,824     Ginnie Mae MBS Certificates, 4.55% due 11/15/2006                                  75,334
                            1,295,278     Ginnie Mae MBS Certificates, 4.55% due 11/15/2006                               1,192,538
                              553,630     Ginnie Mae MBS Certificates, 5.13% due 4/01/2044                                  531,621

FAM Series Fund, Inc. - Mercury Intermediate Government Bond Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                          Face Amount                     U.S. Government & Agency Obligations                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 7,254,770     Ginnie Mae MBS Certificates, 5.13% due 3/15/2046                             $  7,017,720
                              343,289     Ginnie Mae MBS Certificates, 5.25% due 9/30/2045                                  333,549
                            4,616,711     Ginnie Mae MBS Certificates, 5.25% due 12/15/2045                               4,485,721
                              253,108     Ginnie Mae MBS Certificates, 5.47% due 6/15/2006                                  249,971
                            2,871,632     Ginnie Mae MBS Certificates, 5.47% due 6/15/2006                                2,836,044
                               12,059     Ginnie Mae MBS Certificates, 6% due 2/15/2033                                      12,209
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Mortgage-Backed Securities (Cost - $55,214,531) - 30.4%                  53,854,230
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds         1,100,000     U.S. Treasury Bonds, 8.125% due 8/15/2019                                       1,427,422
& Notes - 12.8%             4,820,000     U.S. Treasury Bonds, 7.25% due 8/15/2022                                        5,977,176
                            2,310,000     U.S. Treasury Bonds, 6.25% due 8/15/2023                                        2,619,866
                            3,000,000     U.S. Treasury Notes, 3.875% due 7/31/2007                                       2,961,915
                            5,000,000     U.S. Treasury Notes, 2.625% due 5/15/2008                                       4,780,470
                            1,000,000     U.S. Treasury Notes, 4.375% due 11/15/2008                                        988,594
                            4,000,000     U.S. Treasury Notes, 4.50% due 11/15/2010                                       3,946,248
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total U.S. Treasury Bonds & Notes (Cost - $22,694,734) - 12.8%                 22,701,691
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation     2,118,689     U.S. Treasury Inflation Indexed Bonds, 3.50% due 1/15/2011                      2,239,602
Indexed Bonds - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total U.S. Treasury Inflation Indexed Bonds (Cost - $2,132,375) - 1.2%          2,239,602
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total U.S. Government & Agency Obligations
                                          (Cost - $154,391,110) - 86.5%                                                 153,343,290
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                            Non-U.S. Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage     1,024,863     ACE Securities Corp. Series 2005-RM1 Class A2A, 5.089% due 3/25/2035 (a)        1,024,955
Obligations+ - 14.7%        9,000,000     Carrington Mortgage Loan Trust Series 2006-NC1 Class A2,
                                          4.978% due 1/25/2036 (a)                                                        9,000,268
                            2,376,533     Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-10
                                          Class A6, 5.309% due 5/25/2033 (a)                                              2,380,103
                              254,773     GS Mortgage Securities Corp. II Series 2003-FL6A Class A1,
                                          5.051% due 11/15/2015 (a)                                                         254,721
                            3,092,728     Greenwich Capital Commercial Funding Corp. Series 2005-FL3A Class A2,
                                          5.03% due 10/05/2020 (a)                                                        3,092,728
                            1,500,000     Lehman Brothers Floating Rate Commercial Series 2006-CCL Class A1,
                                          5.071% due 1/15/2021 (a)                                                        1,500,000
                            5,382,088     Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                          5.309% due 8/25/2035 (a)                                                        5,388,233
                            2,992,865     Residential Asset Securitization Trust Series 2003-A8 Class A2,
                                          5.309% due 10/25/2018 (a)                                                       2,978,277
                              440,515     Washington Mutual Series 2002-AR19 Class A8, 4.556% due 2/25/2033 (a)             434,291
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Non-U.S. Government & Agency Obligations
                                          (Cost - $26,040,389) - 14.7%                                                   26,053,576
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Repurchase Agreements
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements       9,800,000     Credit Suisse LLC, purchased on 3/31/2006 to yield 4.80% to 4/03/2006,
- 5.5%                                    repurchase price $9,803,920, collateralized by FNMA, 4.418% due 5/01/2033
                                          and Federal Home Loan Bank, 4.837% due 10/01/2034                               9,800,000
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Repurchase Agreements (Cost - $9,800,000) - 5.5%                          9,800,000
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments (Cost - $190,231,499) - 106.7%                              189,196,866
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            Number of
Options                     Contracts                                          Issue
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written             11++     Consumer Price Index (CPI) Linked Floor at 1%, expiring April 2009, Broker
- (0.0%)                                  Morgan Stanley Capital Services, Inc.                                                (105)
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Options Written (Premiums Received - $16,800) - (0.0%)                         (105)
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments, Net of Options Written (Cost - $190,214,699*) - 106.7%     189,196,761
                                          Liabilities in Excess of Other Assets - (6.7%)                                (11,866,893)
                                                                                                                       ------------
                                          Net Assets - 100.0%                                                          $177,329,868
                                                                                                                       ============

FAM Series Fund, Inc. - Mercury Intermediate Government Bond Portfolio
Schedule of Investments as of March 31, 2006
--------------------------------------------------------------------------------

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                         $190,375,082
                                                             ============
      Gross unrealized appreciation                          $  1,841,754
      Gross unrealized depreciation                            (3,020,075)
                                                             ------------
      Net unrealized depreciation                            $ (1,178,321)
                                                             ============

+ Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.

++    One contract represents a notional amount of $1,000,000.

(a)   Floating rate note.

(b) Securities which receive some or all of the interest portion of the underlying collateral and little or no principal. Interest only securities have either a nominal or a notional amount of principal.

(c) Represents a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

o     Swap contracts outstanding as of March 31, 2006 were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                                                         Notional                     Appreciation
                                                                                          Amount                     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return based on the change
in the since inception return of the Lehman Brothers
MBS Fixed Rate Index and pay a floating rate based
on 1-month LIBOR
Broker, Lehman Brothers Special Finance
Expires April 2006                                                                      $21,000,000                            --


Receive (pay) a variable return based on the change
in the since inception return of the Lehman Brothers
U.S. Treasury Index and pay a floating rate based
on 1-month LIBOR minus 0.12%
Broker, Lehman Brothers Special Finance
Expires May 2006                                                                        $27,000,000                            --


Receive (pay) a variable return based on the change
in the since inception return of the Lehman Brothers
MBS Fixed Rate Index and pay a floating rate based
on 1-month LIBOR minus 0.03%
Broker, UBS Warburg
Expires June 2006                                                                       $ 5,000,000                            --


Pay a fixed rate of 3.25% and receive a floating rate
based on 3-month LIBOR
Broker, Lehman Brothers Special Finance
Expires May 2007                                                                        $ 1,410,000                     $  30,970

FAM Series Fund, Inc. - Mercury Intermediate Government Bond Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                                                         Notional                     Appreciation
                                                                                          Amount                     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Receive a fixed rate of 4.17% and pay 3.50% on
Treasury Inflation Protected Securities (TIPS)
adjusted principal
Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011                                                                    $ 2,225,000                     $ (94,891)


Pay a fixed rate of 4.83% and receive a floating rate
based on 3-month LIBOR
Broker, JPMorgan Chase Bank
Expires May 2014                                                                        $14,900,000                       512,394
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                   $ 448,473
                                                                                                                        =========

FAM Series Fund, Inc. - Mercury Large Cap Core Strategy Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                       Shares
Industry                                 Held     Common Stocks                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.7%             61,000     Boeing Co.                                                           $  4,753,730
                                       51,000     Lockheed Martin Corp.                                                   3,831,630
                                       48,000     Northrop Grumman Corp.                                                  3,277,920
                                                                                                                       ------------
                                                                                                                         11,863,280
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.1%                       132,000     AMR Corp. (a)(d)                                                        3,570,600
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.4%                    133,000     Ford Motor Co.                                                          1,058,680
                                       68,000     Harley-Davidson, Inc.                                                   3,527,840
                                                                                                                       ------------
                                                                                                                          4,586,520
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 2.9%                   74,000     Amgen, Inc. (a)                                                         5,383,500
                                       62,000     Gilead Sciences, Inc. (a)                                               3,857,640
                                                                                                                       ------------
                                                                                                                          9,241,140
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 5.6%                217,000     The Charles Schwab Corp.                                                3,734,570
                                       33,000     Goldman Sachs Group, Inc.                                               5,179,680
                                       29,000     Lehman Brothers Holdings, Inc.                                          4,191,370
                                       79,000     Morgan Stanley                                                          4,962,780
                                                                                                                       ------------
                                                                                                                         18,068,400
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%                       27,000     Eastman Chemical Co.                                                    1,381,860
                                        6,654     Tronox, Inc. Class B (a)                                                  113,053
                                                                                                                       ------------
                                                                                                                          1,494,913
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.7%                47,000     Bank of America Corp.                                                   2,140,380
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 3.6%       317,000     Cisco Systems, Inc. (a)                                                 6,869,390
                                      210,000     Motorola, Inc.                                                          4,811,100
                                                                                                                       ------------
                                                                                                                         11,680,490
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 5.6%         65,000     Apple Computer, Inc. (a)                                                4,076,800
                                      153,000     Dell, Inc. (a)                                                          4,553,280
                                      170,000     Hewlett-Packard Co.                                                     5,593,000
                                        4,000     International Business Machines Corp.                                     329,880
                                       78,000     NCR Corp. (a)                                                           3,259,620
                                                                                                                       ------------
                                                                                                                         17,812,580
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                  64,000     Citigroup, Inc.                                                         3,023,360
Services - 1.1%                        10,000     JPMorgan Chase & Co.                                                      416,400
                                                                                                                       ------------
                                                                                                                          3,439,760
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%              74,000     Edison International                                                    3,047,320
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.2%            53,000     Rockwell Automation, Inc.                                               3,811,230
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                 98,000     Agilent Technologies, Inc. (a)                                          3,679,900
Instruments - 1.6%                     26,000     Jabil Circuit, Inc. (a)                                                 1,114,360
                                      120,000     Solectron Corp. (a)                                                       480,000
                                                                                                                       ------------
                                                                                                                          5,274,260
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                51,000     Becton Dickinson & Co.                                                  3,140,580
Supplies - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                78,000     Aetna, Inc.                                                             3,832,920
Services - 11.5%                       76,000     AmerisourceBergen Corp.                                                 3,668,520
                                        1,000     Cardinal Health, Inc.                                                      74,520
                                       71,000     Caremark Rx, Inc.                                                       3,491,780
                                       27,000     Cigna Corp.                                                             3,526,740
                                       40,000     Express Scripts, Inc. (a)                                               3,516,000
                                       65,000     HCA, Inc.                                                               2,976,350
                                       61,000     Humana, Inc. (a)                                                        3,211,650
                                       68,000     McKesson Corp.                                                          3,544,840
                                       87,000     UnitedHealth Group, Inc.                                                4,859,820
                                       56,000     WellPoint, Inc. (a)                                                     4,336,080
                                                                                                                       ------------
                                                                                                                         37,039,220
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                 107,000     Starbucks Corp. (a)                                                     4,027,480
Leisure - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Large Cap Core Strategy Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                       Shares
Industry                                 Held     Common Stocks                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 2.0%              45,000     Beazer Homes USA, Inc.                                               $  2,956,500
                                        1,000     NVR, Inc. (a)                                                             738,950
                                       38,000     Ryland Group, Inc.                                                      2,637,200
                                                                                                                       ------------
                                                                                                                          6,332,650
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.4%              24,000     Procter & Gamble Co.                                                    1,382,880
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.2%                     24,000     CheckFree Corp. (a)                                                     1,212,000
                                       55,000     Computer Sciences Corp. (a)                                             3,055,250
                                       68,000     Fiserv, Inc. (a)                                                        2,893,400
                                                                                                                       ------------
                                                                                                                          7,160,650
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.9%       172,000     General Electric Co.                                                    5,982,160
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.6%                       11,000     American International Group, Inc.                                        726,990
                                       11,000     Hartford Financial Services Group, Inc.                                   886,050
                                       67,000     Metlife, Inc.                                                           3,240,790
                                       55,000     Prudential Financial, Inc.                                              4,169,550
                                       53,000     Safeco Corp.                                                            2,661,130
                                       86,000     The St. Paul Travelers Cos., Inc.                                       3,593,940
                                      139,000     UnumProvident Corp.                                                     2,846,720
                                                                                                                       ------------
                                                                                                                         18,125,170
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.4%                 67,000     Freeport-McMoRan Copper & Gold, Inc. Class B (d)                        4,004,590
                                       37,000     Nucor Corp.                                                             3,877,230
                                       36,000     Phelps Dodge Corp.                                                      2,899,080
                                                                                                                       ------------
                                                                                                                         10,780,900
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 2.1%                56,000     JC Penney Co., Inc.                                                     3,382,960
                                       88,000     Nordstrom, Inc.                                                         3,447,840
                                                                                                                       ------------
                                                                                                                          6,830,800
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                  25,000     Amerada Hess Corp.                                                      3,560,000
Fuels - 18.1%                          38,000     Anadarko Petroleum Corp.                                                3,838,380
                                       35,000     Apache Corp.                                                            2,292,850
                                       44,000     Burlington Resources, Inc.                                              4,044,040
                                       21,231     Chevron Corp.                                                           1,230,762
                                       78,000     ConocoPhillips                                                          4,925,700
                                       64,000     Devon Energy Corp.                                                      3,914,880
                                      197,000     Exxon Mobil Corp.                                                      11,989,420
                                       33,000     Kerr-McGee Corp.                                                        3,150,840
                                       50,000     Marathon Oil Corp.                                                      3,808,500
                                       44,000     Occidental Petroleum Corp.                                              4,076,600
                                       47,000     Sunoco, Inc.                                                            3,645,790
                                       53,000     Tesoro Corp.                                                            3,622,020
                                       67,000     Valero Energy Corp.                                                     4,005,260
                                                                                                                       ------------
                                                                                                                         58,105,042
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.5%                 30,000     Allergan, Inc.                                                          3,255,000
                                       49,000     Johnson & Johnson                                                       2,901,780
                                      144,000     Merck & Co., Inc.                                                       5,073,120
                                      264,000     Pfizer, Inc.                                                            6,578,880
                                                                                                                       ------------
                                                                                                                         17,808,780
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor        106,000     Advanced Micro Devices, Inc. (a)                                        3,514,960
Equipment - 6.8%                       71,000     Analog Devices, Inc. (d)                                                2,718,590
                                       79,000     Lam Research Corp. (a)                                                  3,397,000
                                      127,000     National Semiconductor Corp. (d)                                        3,535,680
                                       70,000     Nvidia Corp. (a)                                                        4,008,200
                                      147,000     Texas Instruments, Inc. (d)                                             4,773,090
                                                                                                                       ------------
                                                                                                                         21,947,520
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Large Cap Core Strategy Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                       Shares
Industry                                 Held     Common Stocks                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Software - 5.7%                       260,000     BEA Systems, Inc. (a)(d)                                             $  3,413,800
                                       14,000     CA, Inc.                                                                  380,940
                                      130,000     Compuware Corp. (a)                                                     1,017,900
                                       63,000     Intuit, Inc. (a)                                                        3,350,970
                                       92,000     McAfee, Inc. (a)                                                        2,238,360
                                      115,000     Microsoft Corp.                                                         3,129,150
                                      120,000     Red Hat, Inc. (a)(d)                                                    3,357,600
                                       62,000     Synopsys, Inc. (a)                                                      1,385,700
                                                                                                                       ------------
                                                                                                                         18,274,420
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.2%                66,000     Best Buy Co., Inc.                                                      3,691,380
                                      138,000     Staples, Inc.                                                           3,521,760
                                                                                                                       ------------
                                                                                                                          7,213,140
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.2%      13,000     The PMI Group, Inc.                                                       596,960
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                         10,000     Altria Group, Inc.                                                        708,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks
                                                  (Cost - $263,567,002) - 100.1%                                        321,487,825
-----------------------------------------------------------------------------------------------------------------------------------
                                   Beneficial
                                     Interest     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                  $14,287,200     Merrill Lynch Liquidity Series, LLC
                                                  Money Market Series, 4.75% (b)(c)(e)                                   14,287,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities
                                                  (Cost - $14,287,200) - 4.4%                                            14,287,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments  (Cost - $277,854,202*)  - 104.5%                   335,775,025
                                                  Liabilities in Excess of Other Assets - (4.5%)                        (14,562,358)
                                                                                                                       ------------
                                                  Net Assets - 100.0%                                                  $321,212,667
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:


      Aggregate cost                                     $279,282,601
                                                         ============
      Gross unrealized appreciation                      $ 67,317,347
      Gross unrealized depreciation                       (10,824,923)
                                                         ------------
      Net unrealized appreciation                        $ 56,492,424
                                                         ============

(a)   Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------------------
                                                                                        Net            Interest
                                                                                     Activity           Income
      ---------------------------------------------------------------------------------------------------------
      Affiliate
      ---------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                      $     (2,167)        $1,274
      Merrill Lynch Liquidity Series, LLC Money Market Series                      $(13,394,150)        $3,872
      ---------------------------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.

(d)   Security, or a portion of security, is on loan.

(e)   Variable rate security.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM Series Fund, Inc. - Mercury Money Reserve Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                    Face                                                    Interest     Maturity
                                   Amount                     Issue                          Rate*         Date             Value
-----------------------------------------------------------------------------------------------------------------------------------
Bank Notes - 4.0%                $ 4,000,000   Bank of America, NA (b)                       4.81%        8/10/2006    $  4,000,000
                                   5,000,000   Bank of America, NA (b)                       4.815        1/16/2007       5,000,000
                                   3,000,000   LaSalle Bank, NA                              4.10         7/26/2006       2,989,641
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Bank Notes (Cost - $12,000,000)                                     11,989,641
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 3.3%    10,000,000   First Tennessee Bank, NA                      4.69         4/13/2006      10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Certificates of Deposit
                                               (Cost - $10,000,000)                                                      10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -          1,500,000   BNP Paribas, London                           4.395       10/04/2006       1,493,795
Euro - 2.3%                        3,000,000   Calyon, London                                3.86         7/05/2006       2,987,250
                                   2,500,000   Calyon, London                                4.365       10/03/2006       2,489,375
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Certificates of Deposit -
                                               European (Cost - $7,000,000)                                               6,970,420
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -          7,000,000   Canadian Imperial Bank of Commerce,           4.829        4/16/2007       7,000,000
Yankee - 3.6%                                  NY (b)
                                   2,000,000   Swedbank, NY                                  5.199        3/30/2007       1,999,350
                                   2,000,000   Toronto-Dominion Bank, NY                     3.815        6/20/2006       1,994,698
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Certificates of Deposit -
                                               Yankee (Cost - $10,999,997)                                               10,994,048
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 56.6%          12,000,000   Amsterdam Funding Corp.                       4.75         4/21/2006      11,971,500
                                  14,500,000   Aspen Funding Corp.                           4.82         4/03/2006      14,500,000
                                   2,867,000   Chariot Funding, LLC                          4.70         4/13/2006       2,863,257
                                  11,210,000   Chariot Funding, LLC                          4.75         4/20/2006      11,184,855
                                   2,308,000   Clipper Receivables, LLC                      4.70         4/13/2006       2,304,987
                                   1,000,000   Compass Securitization, LLC                   4.73         4/10/2006         999,080
                                   9,000,000   Compass Securitization, LLC                   4.70         4/18/2006       8,982,263
                                  11,750,000   Edison Asset Securitization, LLC              4.60         4/05/2006      11,746,997
                                  10,000,000   FCAR Owner Trust                              4.75         4/19/2006       9,978,889
                                  14,500,000   Falcon Asset Securitization Corp.             4.77         4/28/2006      14,452,069
                                  15,000,000   Grampian Funding Ltd.                         4.57         4/03/2006      15,000,000
                                  14,500,000   Greyhawk Funding, LLC                         4.66         4/10/2006      14,486,861
                                  10,000,000   Jupiter Securitization Corp.                  4.65         4/10/2006       9,990,958
                                   3,303,000   Jupiter Securitization Corp.                  4.75         4/18/2006       3,296,463
                                   1,890,000   Morgan Stanley (b)                            4.945       11/17/2006       1,890,000
                                   7,000,000   New Center Asset Trust                        4.62         4/05/2006       6,998,203
                                   5,000,000   New Center Asset Trust                        4.62         4/07/2006       4,997,433
                                   2,000,000   New Center Asset Trust                        4.75         4/21/2006       1,995,250
                                   5,500,000   SPINTAB AB                                    4.75         4/18/2006       5,489,115
                                   5,000,000   Scandinaviska Enskilde Banken AB (b)          4.793       11/29/2006       4,999,835
                                   2,943,000   Solitaire Funding, LLC                        4.85         4/03/2006       2,943,000
                                  11,000,000   Windmill Funding Corp.                        4.77         4/21/2006      10,973,765
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Commercial Paper (Cost - $172,044,781)                             172,044,780
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.3%             1,000,000   Bank of Ireland (b)                           4.746        4/20/2007       1,000,000
                                   3,000,000   National City Bank, Ohio                      2.50         4/17/2006       2,997,543
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds (Cost -
                                               $3,998,557)                                                                3,997,543
-----------------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 8.4%          3,000,000   General Electric Capital Assurance            4.72        10/02/2006       3,000,000
                                               Co. (a)(b)
                                   9,000,000   Jackson National Life Insurance Co.           4.71         5/01/2006       9,000,000
                                               (a)(b)
                                   3,000,000   Monumental Life Insurance Co. (a)(b)          4.775       11/16/2006       3,000,000
                                  10,500,000   Monumental Life Insurance Co. (a)(b)          4.79        11/22/2006      10,500,000
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Funding Agreements (Cost - $25,500,000)                             25,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes - 6.8%           7,000,000   General Electric Capital Corp. (b)            4.853        4/17/2007       7,000,000
                                   4,100,000   Goldman Sachs Group, Inc. (b)                 4.769        4/13/2007       4,100,000
                                   3,000,000   HSBC Finance Corp. (b)                        4.839        4/23/2007       3,000,000
                                   1,300,000   MetLife Funding, Inc. (b)                     4.671        4/06/2007       1,300,000
                                   1,750,000   MetLife Funding, Inc. (b)                     4.809        4/16/2007       1,750,000

FAM Series Fund, Inc. - Mercury Money Reserve Portfolio
Schedule of Investments as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                    Face                                                    Interest     Maturity
                                   Amount                     Issue                          Rate*         Date             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 2,000,000   Northern Rock Plc (b)                         4.94%        4/09/2007    $  2,000,000
                                   1,575,000   Stanfield Victoria Finance Ltd. (b)           4.815       12/15/2006       1,574,726
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Medium-Term Notes (Cost - $20,724,726)                              20,724,726
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency &           1,000,000   Fannie Mae                                    3.00         9/20/2006         990,492
Instrumentality Obligations -      4,200,000   Fannie Mae                                    4.15         7/13/2007       4,149,562
Non-Discount - 13.8%               3,000,000   Fannie Mae                                    4.875        1/11/2008       2,984,271
                                   1,000,000   Fannie Mae                                    4.96         2/08/2008         995,910
                                   5,000,000   Federal Home Loan Bank System (b)             4.605        5/10/2006       4,999,342
                                   5,000,000   Federal Home Loan Bank System (b)             4.65         5/19/2006       4,999,350
                                   2,500,000   Federal Home Loan Bank System                 3.25         7/21/2006       2,486,903
                                   4,000,000   Federal Home Loan Bank System (b)             4.67         8/21/2006       3,999,086
                                   2,850,000   Federal Home Loan Bank System                 3.80        12/29/2006       2,822,483
                                   1,000,000   Federal Home Loan Bank System                 3.45         1/10/2007         987,354
                                   1,000,000   Federal Home Loan Bank System (b)             4.00         6/13/2007         986,219
                                   2,000,000   Federal Home Loan Bank System                 4.00         6/22/2007       1,973,456
                                     750,000   Federal Home Loan Bank System                 4.21         9/14/2007         740,061
                                   2,200,000   Freddie Mac                                   3.82         7/14/2006       2,192,844
                                   1,400,000   Freddie Mac                                   4.45         9/28/2007       1,386,920
                                     700,000   Freddie Mac                                   4.595       10/05/2007         694,841
                                     800,000   Freddie Mac                                   4.625       10/05/2007         794,448
                                   1,000,000   Freddie Mac                                   4.655       10/11/2007         993,430
                                     700,000   Freddie Mac                                   4.705       10/11/2007         695,907
                                   1,000,000   Freddie Mac                                   4.75        10/24/2007         993,505
                                   1,100,000   U.S. Treasury Notes                           4.375        1/31/2008       1,090,848
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total U.S. Government Agency &
                                               Instrumentality Obligations - Non-Discount
                                               (Cost - $42,135,050)                                                      41,957,232
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments (Cost - $304,403,111**)
                                               - 100.1%                                                                 304,178,390
                                               Liabilities in Excess of Other Assets
                                               - (0.1%)                                                                    (216,512)
                                                                                                                       ------------
                                               Net Assets - 100.0%                                                     $303,961,878
                                                                                                                       ============

* Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at March 31, 2006.

**    Cost for federal income tax purposes.

(a) Restricted securities as to resale, representing 8.4% of net assets were as follows:

      -------------------------------------------------------------------------------------------------------------------
                                                                            Acquisition
      Issue                                                                    Date              Cost            Value
      -------------------------------------------------------------------------------------------------------------------
      General Electric Capital Assurance Co., 4.72% due 10/02/2006          10/03/2005       $ 3,000,000      $ 3,000,000
      Jackson National Life Insurance Co., 4.71% due 5/01/2006               5/02/2005         9,000,000        9,000,000
      Monumental Life Insurance Co., 4.775% due 11/16/2006                  11/17/2005         3,000,000        3,000,000
      Monumental Life Insurance Co., 4.79% due 11/22/2006                   10/26/2005        10,500,000       10,500,000
      -------------------------------------------------------------------------------------------------------------------
      Total                                                                                  $25,500,000      $25,500,000
                                                                                             ============================

(b)   Variable rate notes.

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

      Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      FAM Series Funds, Inc.

      By: /s/ Robert C. Doll, Jr.
          -----------------------
          Robert C. Doll, Jr.
          Chief Executive Officer
          FAM Series Funds, Inc.

      Date: May 22, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By: /s/ Robert C. Doll, Jr.
          -----------------------
          Robert C. Doll, Jr.
          Chief Executive Officer
          FAM Series Funds, Inc.

      Date: May 22, 2006

      By: /s/ Donald C. Burke
          -----------------------
          Donald C. Burke
          Chief Financial Officer
          FAM Series Funds, Inc.

      Date: May 22, 2006